UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-01597

Steward Funds, Inc.

(Exact name of registrant as specified in charter)

15375 Memorial Drive

Suite 200

Houston, Texas 77079

(Address of principal executive offices) (Zip code)

John Marten

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 260-9000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):

CROSSMARKGLOBAL.COM	October 31, 2023

STEWARD FUNDS

SEMI-ANNUAL REPORT

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Semiconductors & Semiconductor Equipment	8.4%
Software	8.2
Interactive Media & Services	6.5
Financial Services	5.7
Technology Hardware, Storage & Peripherals	4.6
Electric Utilities	3.9
Broadline Retail	3.8
Oil, Gas & Consumable Fuels	3.8
Beverages	3.5
Banks	3.5
Aerospace & Defense	3.1
Capital Markets	3.1
Hotels, Restaurants & Leisure	3.0
Consumer Staples Distribution & Retail	2.8
Household Products	2.6
Specialty Retail	2.5
Automobiles	2.2
IT Services	2.1
Health Care Equipment & Supplies	2.0
Chemicals	2.0
Pharmaceuticals	2.0
Industrial Conglomerates	1.8

Industry Diversification	Percent*
Biotechnology	1.7%
Insurance	1.5
Machinery	1.4
Entertainment	1.4
Air Freight & Logistics	1.4
Communications Equipment	1.3
Life Sciences Tools & Services	1.3
Media	1.2
Food Products	1.1
Wireless Telecommunication Services	1.0
Diversified Telecommunication Services	1.0
Consumer Finance	1.0
Money Market Fund	1.0
Ground Transportation	0.9
Textiles, Apparel & Luxury Goods	0.8
Retail Real Estate Investment Trusts	0.8
Specialized Real Estate Investment Trusts	0.8
Electrical Equipment	0.6
Health Care Providers & Services	0.6
Commercial Services & Supplies	0.1

Total Investments	102.0%

*	Percentages indicated are based on net assets as of October 31, 2023.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

COMMON STOCKS - 101.0%

AEROSPACE & DEFENSE - 3.1%
Boeing Co. (The)(a)	1,800	$336,276
General Dynamics Corp.	2,900	699,799
Lockheed Martin Corp.	1,200	545,568
RTX Corp.	7,399	602,205

		2,183,848

AIR FREIGHT & LOGISTICS - 1.4%
FedEx Corp.	1,400	336,140
United Parcel Service, Inc., Class B	4,400	621,500

		957,640

AUTOMOBILES - 2.2%
Ford Motor Co.	13,700	133,575
General Motors Co.	5,800	163,560
Tesla, Inc.(a)	6,200	1,245,208

		1,542,343

BANKS - 3.5%
Bank of America Corp.	19,300	508,362
Citigroup, Inc.	5,300	209,297
JPMorgan Chase & Co.	7,200	1,001,232
U.S. Bancorp	9,800	312,424
Wells Fargo & Co.	10,600	421,562

		2,452,877

BEVERAGES - 3.5%
Coca-Cola Co. (The)	22,000	1,242,780
PepsiCo, Inc.	7,500	1,224,600

		2,467,380

BIOTECHNOLOGY - 1.7%
Amgen, Inc.	2,400	613,680
Gilead Sciences, Inc.	7,100	557,634

		1,171,314

BROADLINE RETAIL - 3.8%
Amazon.com, Inc.(a)	20,300	2,701,726

CAPITAL MARKETS - 3.1%
Bank of New York Mellon Corp. (The)	8,100	344,250
BlackRock, Inc.	1,000	612,280
Charles Schwab Corp. (The)	5,700	296,628
Goldman Sachs Group, Inc. (The)	1,500	455,415
Morgan Stanley	6,300	446,166

		2,154,739

	Shares	Value

CHEMICALS - 2.0%
Dow, Inc.	9,700	$468,898
Linde PLC	2,400	917,184

		1,386,082

COMMERCIAL SERVICES & SUPPLIES - 0.1%
Veralto Corp.(a)	1,500	103,500

COMMUNICATIONS EQUIPMENT - 1.3%
Cisco Systems, Inc.	18,100	943,553

CONSUMER FINANCE - 1.0%
American Express Co.	2,700	394,281
Capital One Financial Corp.	3,100	313,999

		708,280

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
Costco Wholesale Corp.	1,600	883,904
Target Corp.	2,400	265,896
Walmart, Inc.	4,800	784,368

		1,934,168

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc.	18,200	280,280
Verizon Communications, Inc.	12,300	432,099

		712,379

ELECTRIC UTILITIES - 3.9%
Duke Energy Corp.	9,200	817,788
Exelon Corp.	12,400	482,856
NextEra Energy, Inc.	9,100	530,530
Southern Co. (The)	13,500	908,550

		2,739,724

ELECTRICAL EQUIPMENT - 0.6%
Emerson Electric Co.	5,100	453,747

ENTERTAINMENT - 1.4%
Netflix, Inc.(a)	1,100	452,859
Walt Disney Co. (The)(a)	6,600	538,494

		991,353

FINANCIAL SERVICES - 5.7%
Berkshire Hathaway, Inc., Class B(a)	5,100	1,740,783
Mastercard, Inc., Class A	2,500	940,875
PayPal Holdings, Inc.(a)	4,900	253,820
Visa, Inc., Class A	4,600	1,081,460

		4,016,938

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

FOOD PRODUCTS - 1.1%
Kraft Heinz Co. (The)	4,500	$141,570
Mondelez International, Inc., Class A	10,100	668,721

		810,291

GROUND TRANSPORTATION - 0.9%
Union Pacific Corp.	3,000	622,830

HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Abbott Laboratories	9,100	860,405
Medtronic PLC	8,100	571,536

		1,431,941

HEALTH CARE PROVIDERS & SERVICES - 0.6%
CVS Health Corp.	5,900	407,159

HOTELS, RESTAURANTS & LEISURE - 3.0%
Booking Holdings, Inc.(a)	200	557,912
McDonald’s Corp.	4,000	1,048,680
Starbucks Corp.	5,300	488,872

		2,095,464

HOUSEHOLD PRODUCTS - 2.6%
Colgate-Palmolive Co.	7,700	578,424
Procter & Gamble Co. (The)	8,400	1,260,252

		1,838,676

INDUSTRIAL CONGLOMERATES - 1.8%
3M Co.	5,800	527,510
Honeywell International, Inc.	4,000	733,040

		1,260,550

INSURANCE - 1.5%
American International Group, Inc.	7,400	453,694
MetLife, Inc.	9,800	588,098

		1,041,792

INTERACTIVE MEDIA & SERVICES - 6.5%
Alphabet, Inc., Class A(a)	13,600	1,687,488
Alphabet, Inc., Class C†(a)	11,000	1,378,300
Meta Platforms, Inc., Class A(a)	4,900	1,476,223

		4,542,011

IT SERVICES - 2.1%
Accenture PLC, Class A	3,100	920,979
International Business Machines Corp.	3,800	549,632

		1,470,611

LIFE SCIENCES TOOLS & SERVICES - 1.3%
Danaher Corp.	4,600	883,292

MACHINERY - 1.4%
Caterpillar, Inc.	2,300	519,915
Deere & Co.	1,300	474,968

		994,883

	Shares	Value

MEDIA - 1.2%
Charter Communications, Inc., Class A(a)	700	$281,960
Comcast Corp., Class A	12,900	532,641

		814,601

OIL, GAS & CONSUMABLE FUELS - 3.8%
Chevron Corp.	5,500	801,515
ConocoPhillips	6,100	724,680
Exxon Mobil Corp.	11,000	1,164,350

		2,690,545

PHARMACEUTICALS - 2.0%
Eli Lilly & Co.	2,500	1,384,825

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	4,900	538,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
Advanced Micro Devices, Inc.(a)	6,100	600,850
Broadcom, Inc.	1,600	1,346,192
Intel Corp.	12,500	456,250
NVIDIA Corp.	5,600	2,283,680
QUALCOMM, Inc.	4,600	501,354
Texas Instruments, Inc.	5,200	738,452

		5,926,778

SOFTWARE - 8.2%
Adobe, Inc.(a)	1,900	1,010,914
Microsoft Corp.	10,100	3,414,911
Oracle Corp.	6,200	641,080
Salesforce, Inc.(a)	3,600	722,988

		5,789,893

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Tower Corp.	3,000	534,570

SPECIALTY RETAIL - 2.5%
Home Depot, Inc. (The)	3,700	1,053,353
Lowe’s Cos., Inc.	3,700	705,109

		1,758,462

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.6%
Apple, Inc.	18,900	3,227,553

TEXTILES, APPAREL & LUXURY GOODS - 0.8%
NIKE, Inc., Class B	5,300	544,681

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
T-Mobile U.S., Inc.(a)	5,000	719,300

TOTAL COMMON STOCKS (COST $73,830,156)		70,950,760

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

MONEY MARKET FUND - 1.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(b)	696,214	$696,214

TOTAL MONEY MARKET FUND (COST $696,214)		696,214

TOTAL INVESTMENTS (COST $74,526,370) - 102.0%		71,646,974

Value

WRITTEN CALL OPTIONS - (2.3)%
(PREMIUMS RECEIVED
($1,336,982))	$(1,591,369)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	168,178

NET ASSETS - 100.0%	$70,223,783

Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.

(a)	Represents non-income producing security.

(b)	7-day current yield as of October 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of October 31, 2023 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	50	$(475,000)	$95.00	1/19/24	$(13,050)
Abbott Laboratories	Call	80	(800,000)	100.00	1/19/24	(15,600)
Accenture PLC, Class A	Call	25	(800,000)	320.00	1/19/24	(13,950)
Adobe, Inc.	Call	10	(540,000)	540.00	11/17/23	(11,725)
Advanced Micro Devices, Inc.	Call	55	(632,500)	115.00	2/16/24	(28,600)
Alphabet, Inc., Class A	Call	90	(1,260,000)	140.00	1/19/24	(15,030)
Amazon.com, Inc.	Call	190	(2,565,000)	135.00	12/15/23	(102,600)
American Express Co.	Call	20	(310,000)	155.00	1/19/24	(6,260)
American International Group, Inc.	Call	65	(422,500)	65.00	2/16/24	(14,137)
American Tower Corp.	Call	25	(450,000)	180.00	1/19/24	(20,875)
Amgen, Inc.	Call	15	(442,500)	295.00	2/16/24	(2,633)
Apple, Inc.	Call	175	(3,150,000)	180.00	12/15/23	(46,025)
AT&T, Inc.	Call	170	(255,000)	15.00	11/17/23	(10,030)
Bank of America Corp.	Call	180	(504,000)	28.00	2/16/24	(18,090)
Bank of New York Mellon Corp. (The)	Call	60	(270,000)	45.00	3/15/24	(10,050)
Berkshire Hathaway, Inc., Class B	Call	45	(1,620,000)	360.00	12/15/23	(8,460)
BlackRock, Inc.	Call	7	(441,000)	630.00	12/15/23	(7,805)
Boeing Co. (The)	Call	15	(292,500)	195.00	12/15/23	(7,275)
Booking Holdings, Inc.	Call	1	(300,000)	3,000.00	11/17/23	(2,290)
Broadcom, Inc.	Call	12	(1,056,000)	880.00	12/15/23	(36,240)
Capital One Financial Corp.	Call	25	(250,000)	100.00	12/15/23	(13,400)
Caterpillar, Inc.	Call	15	(420,000)	280.00	2/16/24	(2,490)
Charles Schwab Corp. (The)	Call	45	(258,750)	57.50	1/19/24	(7,043)
Charter Communications, Inc., Class A	Call	4	(164,000)	410.00	12/15/23	(5,560)
Chevron Corp.	Call	45	(697,500)	155.00	1/19/24	(12,397)
Cisco Systems, Inc.	Call	165	(907,500)	55.00	1/19/24	(17,407)
Citigroup, Inc.	Call	45	(191,250)	42.50	1/19/24	(3,915)
Coca-Cola Co. (The)	Call	200	(1,100,000)	55.00	12/15/23	(46,400)
Colgate-Palmolive Co.	Call	70	(525,000)	75.00	2/16/24	(25,900)
Comcast Corp., Class A	Call	115	(488,750)	42.50	1/19/24	(13,915)
ConocoPhillips	Call	45	(562,500)	125.00	1/19/24	(17,325)
Costco Wholesale Corp.	Call	12	(708,000)	590.00	2/16/24	(14,160)
CVS Health Corp.	Call	50	(350,000)	70.00	1/19/24	(16,900)
Danaher Corp.	Call	35	(910,000)	260.00	12/15/23	(1,575)
Deere & Co.	Call	8	(312,000)	390.00	12/15/23	(5,980)
Dow, Inc.	Call	90	(450,000)	50.00	1/19/24	(12,690)
Duke Energy Corp.	Call	80	(760,000)	95.00	1/19/24	(8,160)
Eli Lilly & Co.	Call	15	(825,000)	550.00	11/17/23	(33,000)
Emerson Electric Co.	Call	45	(427,500)	95.00	12/15/23	(3,330)
Exelon Corp.	Call	115	(460,000)	40.00	1/19/24	(13,800)
Exxon Mobil Corp.	Call	100	(1,150,000)	115.00	12/15/23	(7,700)
FedEx Corp.	Call	10	(260,000)	260.00	1/19/24	(6,100)
Ford Motor Co.	Call	110	(121,000)	11.00	3/15/24	(4,400)
General Dynamics Corp.	Call	25	(575,000)	230.00	1/19/24	(42,750)
General Motors Co.	Call	50	(160,000)	32.00	12/15/23	(1,550)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Gilead Sciences, Inc.	Call	65	$(536,250)	$82.50	1/19/24	$(12,220)
Goldman Sachs Group, Inc. (The)	Call	10	(315,000)	315.00	12/15/23	(4,850)
Home Depot, Inc. (The)	Call	30	(930,000)	310.00	2/16/24	(17,700)
Honeywell International, Inc.	Call	35	(665,000)	190.00	12/15/23	(8,225)
Intel Corp.	Call	105	(393,750)	37.50	1/19/24	(20,580)
International Business Machines Corp.	Call	30	(435,000)	145.00	2/16/24	(17,775)
JPMorgan Chase & Co.	Call	65	(942,500)	145.00	12/15/23	(13,000)
Kraft Heinz Co. (The)	Call	40	(130,000)	32.50	1/19/24	(3,540)
Linde PLC	Call	15	(592,500)	395.00	1/19/24	(15,075)
Lockheed Martin Corp.	Call	7	(290,500)	415.00	12/15/23	(30,030)
Lowe’s Cos, Inc.	Call	30	(630,000)	210.00	1/19/24	(10,050)
Mastercard, Inc., Class A	Call	20	(790,000)	395.00	1/19/24	(15,200)
McDonald’s Corp.	Call	35	(945,000)	270.00	12/15/23	(9,660)
Medtronic PLC	Call	70	(542,500)	77.50	2/16/24	(9,415)
Meta Platforms, Inc., Class A	Call	40	(1,280,000)	320.00	12/15/23	(31,400)
MetLife, Inc.	Call	85	(552,500)	65.00	1/19/24	(9,435)
Microsoft Corp.	Call	90	(3,015,000)	335.00	12/15/23	(128,250)
Mondelez International, Inc., Class A	Call	95	(617,500)	65.00	12/15/23	(29,450)
Morgan Stanley	Call	55	(440,000)	80.00	1/19/24	(3,905)
Netflix, Inc.	Call	8	(320,000)	400.00	12/15/23	(22,296)
NextEra Energy, Inc.	Call	80	(440,000)	55.00	12/15/23	(35,200)
NIKE, Inc., Class B	Call	45	(450,000)	100.00	1/19/24	(34,425)
NVIDIA Corp.	Call	45	(2,025,000)	450.00	12/15/23	(66,015)
Oracle Corp.	Call	55	(605,000)	110.00	12/15/23	(11,990)
PayPal Holdings, Inc.	Call	45	(258,750)	57.50	1/19/24	(9,720)
PepsiCo, Inc.	Call	65	(1,105,000)	170.00	1/19/24	(17,680)
Procter & Gamble Co. (The)	Call	75	(1,162,500)	155.00	1/19/24	(20,625)
QUALCOMM, Inc.	Call	40	(460,000)	115.00	12/15/23	(11,960)
Raytheon Technologies Corp.	Call	65	(520,000)	80.00	1/19/24	(27,625)
Salesforce, Inc.	Call	30	(660,000)	220.00	12/15/23	(9,600)
Simon Property Group, Inc.	Call	40	(460,000)	115.00	1/19/24	(9,600)
Southern Co. (The)	Call	110	(742,500)	67.50	1/19/24	(27,500)
Starbucks Corp.	Call	45	(438,750)	97.50	1/19/24	(10,733)
Target Corp.	Call	20	(250,000)	125.00	1/19/24	(5,020)
Tesla, Inc.	Call	45	(1,012,500)	225.00	12/15/23	(25,650)
Texas Instruments, Inc.	Call	45	(697,500)	155.00	12/15/23	(4,140)
T-Mobile U.S., Inc.	Call	40	(600,000)	150.00	2/16/24	(19,600)
U.S. Bancorp	Call	85	(276,250)	32.50	12/15/23	(11,688)
Union Pacific Corp.	Call	25	(537,500)	215.00	12/15/23	(8,250)
United Parcel Service, Inc., Class B	Call	35	(560,000)	160.00	2/16/24	(6,090)
Verizon Communications, Inc.	Call	100	(330,000)	33.00	1/19/24	(29,400)
Visa, Inc., Class A	Call	40	(980,000)	245.00	12/15/23	(9,760)
Walmart, Inc.	Call	45	(742,500)	165.00	12/15/23	(18,450)
Walt Disney Co. (The)	Call	55	(495,000)	90.00	1/19/24	(11,110)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	90	$(382,500)	$42.50	1/19/24	$(8,910)

(Premiums received $ 1,336,982)						$(1,591,369)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent^*
Health Care Providers & Services	5.1%
Specialty Retail	4.4
Software	3.9
Consumer Finance	3.7
Financial Services	3.2
Trading Companies & Distributors	2.9
Specialized Real Estate Investment Trusts	2.8
Money Market Fund	2.2
Capital Markets	2.0
Air Freight & Logistics	2.0
Electronic Equipment, Instruments & Components	2.0
Broadline Retail	1.9
Automobile Components	1.9
Real Estate Management & Development	1.9
Semiconductors & Semiconductor Equipment	1.9
Machinery	1.7
Household Durables	1.0
Building Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Containers & Packaging	1.0
Diversified Consumer Services	0.9
Technology Hardware, Storage & Peripherals	0.9
Leisure Products	0.9
Consumer Staples Distribution & Retail	0.7
Electrical Equipment	0.6
Metals & Mining	0.2
Professional Services	0.2
Ground Transportation	0.0	**

Industry Diversification	Percent^*
Media	0.0 **%
Banks	(0.1)
Communications Equipment	(0.1)
Water Utilities	(0.2)
Construction & Engineering	(0.5)
Automobiles	(0.8)
Insurance	(0.8)
Beverages	(0.8)
Interactive Media & Services	(0.9)
Household Products	(1.0)
Health Care Technology	(1.0)
Commercial Services & Supplies	(1.0)
Energy Equipment & Services	(1.0)
Passenger Airlines	(1.3)
Chemicals	(1.4)
Multi-Utilities	(1.6)
Food Products	(1.7)
IT Services	(1.8)
Life Sciences Tools & Services	(2.2)
Entertainment	(2.2)
Pharmaceuticals	(2.3)
Oil, Gas & Consumable Fuels	(3.0)
Biotechnology	(3.8)
Health Care Equipment & Supplies	(4.8)
Electric Utilities	(4.9)
Aerospace & Defense	(5.0)
Hotels, Restaurants & Leisure	(5.0)

Total Investments	2.7%

^	Percentages indicated are net of Common Stocks and Common Stocks Sold Short.

*	Percentages indicated are based on net assets as of October 31, 2023.

**	Amount rounds to less than 0.1%.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value

COMMON STOCKS - 91.7%

AIR FREIGHT & LOGISTICS - 2.0%
C.H. Robinson Worldwide, Inc.(a)	8,500	$695,555
Expeditors International of Washington, Inc.(a)	6,400	699,200

		1,394,755

AUTOMOBILE COMPONENTS - 1.9%
BorgWarner, Inc.(a)	18,800	693,720
Lear Corp.(a)	4,800	622,848

		1,316,568

BANKS - 1.8%
Fifth Third Bancorp(a)	29,000	687,590
Regions Financial Corp.(a)	42,000	610,260

		1,297,850

BEVERAGES - 1.0%
Coca-Cola Co. (The)(a)	11,800	666,582

BIOTECHNOLOGY - 1.6%
Gilead Sciences, Inc.(a)	8,300	651,882
Incyte Corp.(a)(b)	8,600	463,798

		1,115,680

BROADLINE RETAIL - 1.9%
Kohl’s Corp.(a)	29,700	669,735
Nordstrom, Inc.(a)	49,600	693,408

		1,363,143

BUILDING PRODUCTS - 1.9%
Fortune Brands Innovations, Inc.(a)	11,200	624,960
Owens Corning(a)	6,200	702,894

		1,327,854

CAPITAL MARKETS - 6.8%
Ameriprise Financial, Inc.(a)	2,000	629,140
Bank of New York Mellon Corp. (The)(a)	15,100	641,750
Cboe Global Markets, Inc.(a)	3,900	639,171
Janus Henderson Group PLC(a)	25,900	597,513
LPL Financial Holdings, Inc.(a)	2,800	628,656
Moody’s Corp.(a)	1,400	431,200
S&P Global, Inc.(a)	1,800	628,758
XP, Inc., Class A(a)	29,300	586,000

		4,782,188

CHEMICALS - 0.6%
Dow, Inc.(a)	9,000	435,060

COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.(a)	8,800	458,744
F5, Inc.(a)(b)	1,000	151,590

		610,334

	Shares	Value

CONSUMER FINANCE - 4.6%
American Express Co.(a)	4,400	$642,532
Capital One Financial Corp.(a)	6,600	668,514
Discover Financial Services(a)	7,000	574,560
OneMain Holdings, Inc.(a)	18,300	657,519
Synchrony Financial(a)	24,600	690,030

		3,233,155

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Kroger Co. (The)(a)	15,000	680,550
US Foods Holding Corp.(a)(b)	18,300	712,602

		1,393,152

CONTAINERS & PACKAGING - 1.0%
Berry Global Group, Inc.(a)	12,700	698,500

DIVERSIFIED CONSUMER SERVICES - 1.9%
Grand Canyon Education, Inc.(a)(b)	5,500	650,815
H&R Block, Inc.(a)	16,900	693,745

		1,344,560

ELECTRICAL EQUIPMENT - 0.9%
Acuity Brands, Inc.(a)	4,000	647,880

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
Arrow Electronics, Inc.(a)(b)	1,300	147,433
Jabil, Inc.(a)	4,300	528,040
Vontier Corp.(a)	23,700	700,572

		1,376,045

ENTERTAINMENT - 0.7%
Electronic Arts, Inc.(a)	3,700	458,023

FINANCIAL SERVICES - 3.9%
Mastercard, Inc., Class A(a)	1,900	715,065
Visa, Inc., Class A(a)	2,800	658,280
Western Union Co. (The)(a)	60,700	685,303
WEX, Inc.(a)(b)	4,200	699,216

		2,757,864

FOOD PRODUCTS - 0.8%
General Mills, Inc.(a)	9,000	587,160

GROUND TRANSPORTATION - 1.8%
Landstar System, Inc.(a)	3,900	642,642
Ryder System, Inc.(a)	6,600	643,764

		1,286,406

HEALTH CARE PROVIDERS & SERVICES - 7.5%
Cardinal Health, Inc.(a)	7,400	673,400
Cencora, Inc.(a)	3,500	648,025

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value

Cigna Group (The)(a)	2,200	$680,240
DaVita, Inc.(a)(b)	8,700	671,901
Elevance Health, Inc.(a)	1,500	675,135
Humana, Inc.(a)	1,300	680,797
McKesson Corp.(a)	1,500	683,040
Premier, Inc., Class A(a)	28,600	549,692

		5,262,230

HOTELS, RESTAURANTS & LEISURE - 1.2%
Booking Holdings, Inc.(a)(b)	300	836,868

HOUSEHOLD DURABLES - 1.0%
TopBuild Corp.(a)(b)	3,200	732,032

INSURANCE - 2.3%
Hartford Financial Services Group, Inc. (The)(a)	3,700	271,765
Prudential Financial, Inc.(a)	7,700	704,088
Unum Group(a)	13,300	650,370

		1,626,223

LEISURE PRODUCTS - 0.9%
Polaris, Inc.(a)	7,300	630,866

LIFE SCIENCES TOOLS & SERVICES - 0.4%
Medpace Holdings, Inc.(a)(b)	1,200	291,204

MACHINERY - 2.6%
AGCO Corp.(a)	3,500	401,310
Ingersoll Rand, Inc.(a)	11,600	703,888
Otis Worldwide Corp.(a)	600	46,326
Pentair PLC(a)	12,000	697,440

		1,848,964

MEDIA - 0.9%
Fox Corp., Class A(a)	21,400	650,346

METALS & MINING - 1.3%
Nucor Corp.(a)	2,100	310,359
Reliance Steel & Aluminum Co.(a)	2,400	610,512

		920,871

PROFESSIONAL SERVICES - 2.8%
Genpact Ltd.(a)	17,300	580,242
ManpowerGroup, Inc.(a)	9,600	671,712
Robert Half, Inc.(a)	9,500	710,315

		1,962,269

	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
CBRE Group, Inc., Class A(a)(b)	9,000	$624,060
Jones Lang LaSalle, Inc.(a)(b)	5,300	677,976

		1,302,036

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Applied Materials, Inc.(a)	4,700	622,045
Cirrus Logic, Inc.(a)(b)	10,400	696,072
Lam Research Corp.(a)	1,200	705,864
QUALCOMM, Inc.(a)	5,700	621,243

		2,645,224

SOFTWARE - 10.5%
Adobe, Inc.(a)(b)	1,300	691,678
Atlassian Corp., Class A(a)(b)	700	126,448
Autodesk, Inc.(a)(b)	3,300	652,179
Cadence Design Systems, Inc.(a)(b)	3,000	719,550
Dropbox, Inc., Class A(a)(b)	25,300	665,390
Intuit, Inc.(a)	1,400	692,930
Microsoft Corp.(a)	2,000	676,220
Palo Alto Networks, Inc.(a)(b)	2,500	607,550
Salesforce, Inc.(a)(b)	3,500	702,905
Synopsys, Inc.(a)(b)	1,400	657,216
Teradata Corp.(a)(b)	15,500	662,160
VMware, Inc., Class A(a)(b)	3,900	568,035

		7,422,261

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.8%
Equinix, Inc.(a)	900	656,676
Iron Mountain, Inc.(a)	11,800	697,026
Weyerhaeuser Co.(a)	22,600	648,394

		2,002,096

SPECIALTY RETAIL - 6.1%
AutoNation, Inc.(a)(b)	1,100	143,088
Best Buy Co., Inc.(a)	10,700	714,974
Dick’s Sporting Goods, Inc.(a)	5,900	631,005
Gap, Inc. (The)(a)	55,400	709,120
Lowe’s Cos., Inc.(a)	3,800	724,166
TJX Cos., Inc. (The)(a)	7,900	695,753
Williams-Sonoma, Inc.(a)	4,700	706,128

		4,324,234

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
HP, Inc.(a)	24,500	645,085

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Deckers Outdoor Corp.(a)(b)	1,200	$716,472
PVH Corp.(a)	8,800	654,280

		1,370,752

TRADING COMPANIES & DISTRIBUTORS - 2.9%
Ferguson PLC(a)	4,500	675,900
W.W. Grainger, Inc.(a)	900	656,847
WESCO International, Inc.(a)	5,500	705,100

		2,037,847

TOTAL COMMON STOCKS (COST $64,981,521)		64,604,167

MONEY MARKET FUND - 2.2%
Fidelity Government Cash Reserves, 5.02%(a)(c)	1,548,200	1,548,200

TOTAL MONEY MARKET FUND (COST $1,548,200)		1,548,200

TOTAL INVESTMENTS (COST $66,529,721) - 93.9%		66,152,367

COMMON STOCKS SOLD SHORT - (91.2)%

AEROSPACE & DEFENSE - (5.0)%
Axon Enterprise, Inc.	(3,300)	(674,817)
Boeing Co. (The)	(3,700)	(691,234)
HEICO Corp., Class A	(5,600)	(711,928)
Hexcel Corp.	(100)	(6,192)
Mercury Systems, Inc.	(18,200)	(654,836)
Spirit AeroSystems Holdings, Inc., Class A	(33,000)	(745,800)

		(3,484,807)

AUTOMOBILES - (0.8)%
Tesla, Inc.	(2,700)	(542,268)

BANKS - (1.9)%
Columbia Banking System, Inc.	(34,700)	(682,549)
Cullen/Frost Bankers, Inc.	(7,300)	(664,227)

		(1,346,776)

BEVERAGES - (1.8)%
Boston Beer Co., Inc. (The), Class A	(1,900)	(634,505)
Celsius Holdings, Inc.	(4,200)	(638,778)

		(1,273,283)

BIOTECHNOLOGY - (5.4)%
Alnylam Pharmaceuticals, Inc.	(4,300)	(652,740)
Apellis Pharmaceuticals, Inc.	(15,100)	(734,766)
Ionis Pharmaceuticals, Inc.	(15,400)	(681,758)
Natera, Inc.	(15,600)	(615,732)
Sarepta Therapeutics, Inc.	(6,100)	(410,591)
Seagen, Inc.	(3,200)	(680,992)

		(3,776,579)

	Shares	Value

BUILDING PRODUCTS - (0.9)%
Trex Co., Inc.	(10,600)	$(595,826)

CAPITAL MARKETS - (4.8)%
Blackstone, Inc.	(6,400)	(591,040)
Blue Owl Capital, Inc.	(54,000)	(665,820)
Charles Schwab Corp. (The)	(13,300)	(692,132)
Interactive Brokers Group, Inc., Class A	(4,200)	(336,294)
Morningstar, Inc.	(1,600)	(405,184)
TPG, Inc.	(23,700)	(655,068)

		(3,345,538)

CHEMICALS - (2.0)%
Ashland, Inc.	(9,200)	(704,996)
Corteva, Inc.	(14,100)	(678,774)

		(1,383,770)

COMMERCIAL SERVICES & SUPPLIES - (1.0)%
Stericycle, Inc.	(17,100)	(705,204)

COMMUNICATIONS EQUIPMENT - (1.0)%
Ubiquiti, Inc.	(6,000)	(728,700)

CONSTRUCTION & ENGINEERING - (0.5)%
MasTec, Inc.	(6,300)	(374,472)

CONSUMER FINANCE - (0.9)%
SoFi Technologies, Inc.	(81,500)	(615,325)
Upstart Holdings, Inc.	(1,700)	(40,851)

		(656,176)

CONSUMER STAPLES DISTRIBUTION & RETAIL - (1.3)%
BJ’s Wholesale Club Holdings, Inc.	(9,900)	(674,388)
Dollar Tree, Inc.	(1,900)	(211,071)

		(885,459)

DIVERSIFIED CONSUMER SERVICES - (1.0)%
Mister Car Wash, Inc.	(130,800)	(680,160)

ELECTRIC UTILITIES - (4.9)%
Constellation Energy Corp.	(6,200)	(700,104)
FirstEnergy Corp.	(19,200)	(683,520)
IDACORP, Inc.	(7,200)	(681,912)
NRG Energy, Inc.	(16,400)	(695,032)
PPL Corp.	(29,100)	(714,987)

		(3,475,555)

ELECTRICAL EQUIPMENT - (0.3)%
Plug Power, Inc.	(7,900)	(46,531)
Shoals Technologies Group, Inc., Class A	(12,400)	(190,464)

		(236,995)

ENERGY EQUIPMENT & SERVICES - (1.0)%
NOV, Inc.	(36,000)	(718,560)

ENTERTAINMENT - (2.9)%
Madison Square Garden Sports Corp.	(4,100)	(689,374)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value

ROBLOX Corp., Class A	(21,200)	$(674,372)
Roku, Inc.	(11,700)	(696,969)

		(2,060,715)

FINANCIAL SERVICES - (0.7)%
Toast, Inc., Class A	(31,800)	(508,482)

FOOD PRODUCTS - (2.5)%
Flowers Foods, Inc.	(14,900)	(326,757)
Freshpet, Inc.	(600)	(34,440)
Pilgrim’s Pride Corp.	(29,600)	(754,800)
Post Holdings, Inc.	(8,100)	(650,268)

		(1,766,265)

GROUND TRANSPORTATION - (1.8)%
Lyft, Inc., Class A	(68,600)	(629,062)
U-Haul Holding Co.	(13,200)	(648,384)

		(1,277,446)

HEALTH CARE EQUIPMENT & SUPPLIES - (4.8)%
Enovis Corp.	(13,000)	(596,700)
Globus Medical, Inc., Class A	(13,300)	(607,943)
ICU Medical, Inc.	(3,800)	(372,628)
Inspire Medical Systems, Inc.	(2,800)	(412,048)
Masimo Corp.	(7,900)	(640,927)
Novocure Ltd.	(8,200)	(109,060)
Shockwave Medical, Inc.	(3,200)	(660,032)

		(3,399,338)

HEALTH CARE PROVIDERS & SERVICES - (2.4)%
Acadia Healthcare Co., Inc.	(9,600)	(705,696)
agilon health, Inc.	(27,700)	(498,600)
Guardant Health, Inc.	(19,500)	(504,660)

		(1,708,956)

HEALTH CARE TECHNOLOGY - (1.0)%
Certara, Inc.	(23,400)	(285,246)
Definitive Healthcare Corp.	(68,500)	(394,560)

		(679,806)

HOTELS, RESTAURANTS & LEISURE - (6.2)%
Choice Hotels International, Inc.	(1,200)	(132,600)
Churchill Downs, Inc.	(6,300)	(691,992)
DraftKings, Inc., Class A	(23,800)	(657,356)
Las Vegas Sands Corp.	(4,600)	(218,316)
Marriott Vacations Worldwide Corp.	(7,600)	(682,936)
Norwegian Cruise Line Holdings Ltd.	(36,200)	(492,320)
Planet Fitness, Inc., Class A	(12,600)	(696,402)
Sabre Corp.	(30,400)	(106,400)
Wingstop, Inc.	(3,700)	(676,249)

		(4,354,571)

HOUSEHOLD PRODUCTS - (1.0)%
Reynolds Consumer Products, Inc.	(26,700)	(678,981)

	Shares	Value

INSURANCE - (3.1)%
American Financial Group, Inc.	(6,300)	$(688,968)
Brighthouse Financial, Inc.	(2,700)	(122,310)
Kemper Corp.	(16,500)	(658,020)
RenaissanceRe Holdings Ltd.	(3,300)	(724,647)

		(2,193,945)

INTERACTIVE MEDIA & SERVICES - (0.9)%
IAC, Inc.	(14,800)	(629,740)

IT SERVICES - (1.8)%
Cloudflare, Inc., Class A	(10,400)	(589,576)
EPAM Systems, Inc.	(3,000)	(652,710)

		(1,242,286)

LIFE SCIENCES TOOLS & SERVICES - (2.6)%
10X Genomics, Inc., Class A	(18,100)	(638,568)
Bruker Corp.	(9,600)	(547,200)
Sotera Health Co.	(51,300)	(649,458)

		(1,835,226)

MACHINERY - (0.9)%
RBC Bearings, Inc.	(3,000)	(659,520)

MEDIA - (0.9)%
Liberty Broadband Corp., Class A	(7,800)	(649,896)

METALS & MINING - (1.1)%
Freeport-McMoRan, Inc.	(4,600)	(155,388)
MP Materials Corp.	(36,600)	(600,240)

		(755,628)

MULTI-UTILITIES - (1.6)%
CenterPoint Energy, Inc.	(26,000)	(698,880)
Dominion Energy, Inc.	(10,700)	(431,424)

		(1,130,304)

OIL, GAS & CONSUMABLE FUELS - (3.0)%
DT Midstream, Inc.	(12,500)	(674,625)
Enviva, Inc.	(17,100)	(61,902)
New Fortress Energy, Inc.	(21,500)	(651,450)
Targa Resources Corp.	(8,200)	(685,602)

		(2,073,579)

PASSENGER AIRLINES - (1.3)%
JetBlue Airways Corp.	(93,500)	(351,560)
Southwest Airlines Co.	(25,500)	(566,865)

		(918,425)

PHARMACEUTICALS - (2.3)%
Catalent, Inc.	(15,600)	(536,484)
Elanco Animal Health, Inc.	(47,400)	(417,594)
Royalty Pharma PLC, Class A	(25,200)	(677,124)

		(1,631,202)

PROFESSIONAL SERVICES - (2.6)%
Dun & Bradstreet Holdings, Inc.	(68,800)	(602,688)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value

Equifax, Inc.	(3,900)	$(661,323)
Paycor HCM, Inc.	(27,500)	(593,450)

		(1,857,461)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (1.9)%
Allegro MicroSystems, Inc.	(23,600)	(612,656)
Entegris, Inc.	(2,000)	(176,080)
Monolithic Power Systems, Inc.	(300)	(132,522)
Wolfspeed, Inc.	(12,800)	(433,152)

		(1,354,410)

SOFTWARE - (6.6)%
Alteryx, Inc., Class A	(19,800)	(633,798)
Aspen Technology, Inc.	(3,300)	(586,575)
BILL Holdings, Inc.	(3,400)	(310,386)
C3.ai, Inc., Class A	(10,700)	(261,080)
HashiCorp, Inc., Class A	(33,100)	(651,739)
nCino, Inc.	(17,900)	(502,990)
SentinelOne, Inc., Class A	(39,300)	(614,259)
Tyler Technologies, Inc.	(1,800)	(671,220)
Unity Software, Inc.	(16,900)	(428,753)

		(4,660,800)

SPECIALTY RETAIL - (1.7)%
Five Below, Inc.	(3,600)	(626,328)
Floor & Decor Holdings, Inc.	(1,000)	(82,400)
Wayfair, Inc., Class A	(11,900)	(507,059)

		(1,215,787)

	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS - (0.9)%
Under Armour, Inc., Class A	(93,500)	$(640,475)

WATER UTILITIES - (0.2)%
American Water Works Co., Inc.	(1,200)	(141,180)

TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($74,701,160))		(64,234,552)

TOTAL SECURITIES SOLD SHORT (PROCEEDS ($74,701,160)) - (91.2)%		(64,234,552)

OTHER ASSETS IN EXCESS OF LIABILITIES - 97.3%		68,532,567

NET ASSETS - 100.0%		$70,450,382

(a)	All or portion of the shares have been pledged as collateral for open short positions.

(b)	Represents non-income producing security.

(c)	7-day current yield as of October 31, 2023 is disclosed.

PLC — Public Limited Company

S&P — Standard & Poor’s

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	64.1%
Canada	14.1
Taiwan	5.0
United Kingdom	5.0
Switzerland	3.5
Republic of Korea (South)	3.4
Ireland (Republic of)	1.8
Colombia	1.7
Mexico	1.4
Netherlands	1.0
Sweden	0.9

Total Investments	101.9%

*	Percentages indicated are based on net assets as of October 31, 2023.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS - 100.5%

AEROSPACE & DEFENSE - 1.2%
General Dynamics Corp.	17,000	$4,102,270

AIR FREIGHT & LOGISTICS - 1.5%
C.H. Robinson Worldwide, Inc.	62,950	5,151,199

BANKS - 11.2%
Bank of Nova Scotia (The)	72,260	2,924,362
Barclays PLC, Sponsored ADR	650,000	4,179,500
Canadian Imperial Bank of Commerce	92,500	3,262,475
HSBC Holdings PLC, Sponsored ADR	126,440	4,593,565
KB Financial Group, Inc., ADR	154,580	5,898,773
Lloyds Banking Group PLC, ADR	2,200,000	4,202,000
NatWest Group PLC, Sponsored ADR	873,260	3,833,611
Royal Bank of Canada	47,610	3,803,087
Toronto-Dominion Bank (The)	91,690	5,119,970

		37,817,343

BEVERAGES - 3.2%
Coca-Cola Co. (The)	109,500	6,185,655
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	61,580	4,681,312

		10,866,967

BIOTECHNOLOGY - 3.8%
Amgen, Inc.	25,500	6,520,350
Gilead Sciences, Inc.	79,500	6,243,930

		12,764,280

CHEMICALS - 2.5%
Air Products and Chemicals, Inc.	14,400	4,067,136
Nutrien Ltd.	80,000	4,296,000

		8,363,136

COMMUNICATIONS EQUIPMENT - 4.4%
Cisco Systems, Inc.	117,220	6,110,679
Juniper Networks, Inc.	217,250	5,848,370
Telefonaktiebolaget LM Ericsson,
Sponsored ADR	648,520	2,892,399

		14,851,448

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Target Corp.	35,260	3,906,455

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
KT Corp., Sponsored ADR	450,000	5,436,000
Verizon Communications, Inc.	151,720	5,329,924

		10,765,924

	Shares	Value

ELECTRIC UTILITIES - 2.7%
Entergy Corp.	34,850	$3,331,312
Fortis, Inc.	142,670	5,668,279

		8,999,591

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
Avnet, Inc.	113,210	5,245,019
Corning, Inc.	174,440	4,668,015
TE Connectivity Ltd.	40,000	4,714,000

		14,627,034

FOOD PRODUCTS - 3.2%
Archer-Daniels-Midland Co.	64,000	4,580,480
Bunge Ltd.	60,000	6,358,800

		10,939,280

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Abbott Laboratories	55,040	5,204,032

HEALTH CARE PROVIDERS & SERVICES - 7.3%
Cardinal Health, Inc.	72,480	6,595,680
Cigna Group (The)	36,570	11,307,444
Quest Diagnostics, Inc.	51,940	6,757,394

		24,660,518

HOTELS, RESTAURANTS & LEISURE - 2.9%
McDonald’s Corp.	37,430	9,813,023

INSURANCE - 1.4%
Sun Life Financial, Inc.	104,720	4,782,562

IT SERVICES - 4.4%
Accenture PLC, Class A	20,350	6,045,782
Amdocs Ltd.	61,390	4,921,022
Cognizant Technology Solutions Corp., Class A	62,860	4,052,584

		15,019,388

LEISURE PRODUCTS - 1.2%
Brunswick Corp.	57,590	4,000,777

MACHINERY - 2.8%
Hillenbrand, Inc.	100,000	3,803,000
Snap-on, Inc.	21,400	5,519,916

		9,322,916

MEDIA - 3.9%
Nexstar Media Group, Inc.	31,450	4,405,516

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value

Omnicom Group, Inc.	55,740	$4,175,483
TEGNA, Inc.	320,000	4,643,200

		13,224,199

METALS & MINING - 1.1%
Ternium SA, Sponsored ADR	94,870	3,556,676

OIL, GAS & CONSUMABLE FUELS - 7.0%
Canadian Natural Resources, Ltd.	111,280	7,069,619
Crescent Point Energy Corp.	626,210	5,015,942
Ecopetrol SA, Sponsored ADR	497,930	5,880,553
Suncor Energy, Inc.	174,240	5,645,376

		23,611,490

PROFESSIONAL SERVICES - 3.6%
Broadridge Financial Solutions, Inc.	31,000	5,289,840
Paychex, Inc.	61,700	6,851,785

		12,141,625

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.2%
ASE Industrial Holding Co. Ltd., ADR	886,950	6,607,778
QUALCOMM, Inc.	35,440	3,862,606
Taiwan Semiconductor Manufacturing
Co. Ltd., Sponsored ADR	71,040	6,131,462
Texas Instruments, Inc.	48,220	6,847,722
United Microelectronics Corp.,
Sponsored ADR	585,870	4,171,394

		27,620,962

SOFTWARE - 1.1%
Gen Digital, Inc.	224,180	3,734,839

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.5%
Crown Castle, Inc.	31,000	2,882,380
Iron Mountain, Inc.	97,000	5,729,790

		8,612,170

	Shares	Value

SPECIALTY RETAIL - 5.3%
Best Buy Co., Inc.	26,190	$1,750,016
Gap, Inc. (The)	457,870	5,860,736
Home Depot, Inc. (The)	16,600	4,725,854
Williams-Sonoma, Inc.	38,260	5,748,182

		18,084,788

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
HP, Inc.	228,960	6,028,517
Logitech International SA	91,490	7,193,858

		13,222,375

TOTAL COMMON STOCKS (COST $342,439,914)		339,767,267

MONEY MARKET FUND - 1.4%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(a) 4,577,532		4,577,532

TOTAL MONEY MARKET FUND (COST $4,577,532)		4,577,532

TOTAL INVESTMENTS (COST $347,017,446) - 101.9%		344,344,799

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%		(6,349,780)

NET ASSETS - 100.0%		$337,995,019

(a)	7-day current yield as of October 31, 2023 is disclosed.

ADR — American Depositary Receipt

PLC — Public Limited Company

SA — Societe Anonyme

SAB de CV — Sociedad Anónima Bursátil de Capital Variable

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	24.4%
United Kingdom	15.6
Taiwan	9.9
China	8.9
Netherlands	7.6
Japan	5.9
Brazil	4.2
India	3.4
France	2.8
Germany	2.6
Mexico	2.4
Switzerland	2.1
Australia	2.0
Spain	1.7
Republic of Korea (South)	1.3
United States	1.1
Italy	0.6
Norway	0.6
Denmark	0.5
Ireland (Republic of)	0.4
Chile	0.4
Indonesia	0.4
South Africa	0.3
Finland	0.3
Sweden	0.2
Jersey	0.1
Luxembourg	0.1
Colombia	0.0 **

Total Investments	99.8%

*	Percentages indicated are based on net assets as of October 31, 2023.

**	Amount rounds to less than 0.1%.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS - 97.1%

AEROSPACE & DEFENSE - 0.1%
CAE, Inc.(a)	8,446	$176,184

AIR FREIGHT & LOGISTICS - 0.2%
ZTO Express Cayman, Inc., ADR	14,387	339,102

AUTOMOBILE COMPONENTS - 0.2%
Magna International, Inc.	8,454	406,553

AUTOMOBILES - 2.7%
Ferrari N.V.	5,935	1,790,234
Honda Motor Co. Ltd., Sponsored ADR	59,236	1,821,507
Li Auto, Inc., ADR(a)	17,757	600,364
NIO, Inc., ADR(a)	25,361	185,135
Stellantis N.V.	68,765	1,284,530

		5,681,770

BANKS - 16.5%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	165,860	1,298,684
Banco de Chile, ADR	18,282	374,415
Banco Santander Chile, ADR	7,143	124,288
Banco Santander SA, Sponsored ADR	411,595	1,494,090
Bank of Montreal	22,111	1,670,486
Bank of Nova Scotia (The)	35,240	1,426,163
Barclays PLC, Sponsored ADR	84,523	543,483
Canadian Imperial Bank of Commerce	27,589	973,064
HDFC Bank Ltd., ADR	51,225	2,896,774
HSBC Holdings PLC, Sponsored ADR	118,062	4,289,192
ICICI Bank Ltd., Sponsored ADR	91,241	2,024,638
ING Groep N.V., Sponsored ADR	101,670	1,305,443
KB Financial Group, Inc., ADR	20,232	772,053
Lloyds Banking Group PLC, ADR	425,905	813,478
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	350,309	2,942,596
Mizuho Financial Group, Inc., ADR	315,100	1,083,944
NatWest Group PLC, Sponsored ADR	64,658	283,849
NU Holdings Ltd., Class A(a)	67,841	556,296
Royal Bank of Canada	47,137	3,765,303
Shinhan Financial Group Co. Ltd., ADR	26,581	677,550
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	194,216	1,878,069
Toronto-Dominion Bank (The)	55,475	3,097,724
Woori Financial Group, Inc., Sponsored ADR	4,965	131,572

		34,423,154

	Shares	Value

BEVERAGES - 1.3%
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	12,207	$927,976
Fomento Economico Mexicano SAB de CV, Sponsored ADR	16,184	1,835,428

		2,763,404

BIOTECHNOLOGY - 1.4%
Argenx SE, ADR(a)	2,746	1,289,439
BeiGene Ltd., ADR(a)	3,052	568,526
Genmab A/S, Sponsored ADR(a)	40,039	1,137,108

		2,995,073

BROADLINE RETAIL - 5.7%
Alibaba Group Holding Ltd., Sponsored ADR(a)	101,059	8,341,410
JD.com, Inc., ADR	62,764	1,595,461
PDD Holdings, Inc., ADR(a)	16,499	1,673,328
Vipshop Holdings Ltd., ADR(a)	12,334	175,883

		11,786,082

CAPITAL MARKETS - 1.8%
Brookfield Asset Management Ltd., Class A	20,177	578,475
Deutsche Bank AG	52,343	576,296
Nomura Holdings, Inc., Sponsored ADR	85,620	331,349
UBS Group AG	92,397	2,167,634

		3,653,754

CHEMICALS - 0.4%
Nutrien Ltd.	14,358	771,025
Sasol Ltd., Sponsored ADR	9,749	121,960

		892,985

COMMERCIAL SERVICES & SUPPLIES - 1.2%
Waste Connections, Inc.	19,034	2,464,903

COMMUNICATIONS EQUIPMENT - 0.5%
Nokia Oyj, Sponsored ADR	167,640	554,889
Telefonaktiebolaget LM Ericsson, Sponsored ADR	110,090	491,001

		1,045,890

CONSTRUCTION MATERIALS - 0.4%
CEMEX SAB de CV, Sponsored ADR(a)	75,555	451,063
James Hardie Industries PLC, Sponsored ADR(a)	16,204	402,994

		854,057

DIVERSIFIED CONSUMER SERVICES - 0.3%
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	4,683	306,690
Pearson PLC, Sponsored ADR	34,477	397,864

		704,554

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9%
BCE, Inc.	55,588	$2,063,983
Chunghwa Telecom Co. Ltd., Sponsored ADR	50,871	1,812,534
Orange SA, Sponsored ADR	104,874	1,230,172
Telefonica Brasil SA, ADR	44,513	396,611
Telefonica SA, Sponsored ADR	169,980	651,023
Telkom Indonesia Persero Tbk PT, ADR	34,505	759,110
TELUS Corp.	80,487	1,297,450

		8,210,883

ELECTRIC UTILITIES - 1.3%
Centrais Eletricas Brasileiras SA, Sponsored ADR	90,787	621,891
Fortis, Inc.	53,469	2,124,323

		2,746,214

ENERGY EQUIPMENT & SERVICES - 0.1%
Tenaris SA, ADR	2,808	87,947

ENTERTAINMENT - 1.1%
NetEase, Inc., ADR	21,407	2,288,837

FINANCIAL SERVICES - 0.4%
ORIX Corp., Sponsored ADR	9,773	895,207

GROUND TRANSPORTATION - 2.3%
Canadian National Railway Co.	23,088	2,442,249
Canadian Pacific Kansas City Ltd.	33,984	2,411,844

		4,854,093

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Alcon, Inc.	23,173	1,652,698
Koninklijke Philips N.V., Sponsored NYS(a)	33,341	632,145
Smith & Nephew PLC, Sponsored ADR	40,769	906,703

		3,191,546

HEALTH CARE PROVIDERS & SERVICES - 0.2%
Fresenius Medical Care AG & Co. KGaA, ADR	24,456	406,703

HOTELS, RESTAURANTS & LEISURE - 1.3%
H World Group Ltd., ADR(a)	3,348	126,086
InterContinental Hotels Group PLC, ADR	12,551	905,303
Restaurant Brands International, Inc.	17,505	1,176,336
Trip.com Group Ltd., ADR(a)	15,222	517,548

		2,725,273

HOUSEHOLD DURABLES - 1.6%
Sony Group Corp., Sponsored ADR	39,098	3,247,089

INSURANCE - 1.8%
Aegon Ltd., Sponsored NYS	40,717	196,663

	Shares	Value

Manulife Financial Corp.	78,061	$1,359,823
Prudential PLC, ADR	35,941	753,323
Sun Life Financial, Inc.	31,110	1,420,794

		3,730,603

INTERACTIVE MEDIA & SERVICES - 0.8%
Baidu, Inc., Sponsored ADR(a)	14,873	1,561,665

IT SERVICES - 2.6%
CGI, Inc.(a)	16,595	1,599,924
Infosys Ltd., Sponsored ADR	114,530	1,880,582
Shopify, Inc., Class A(a)	31,348	1,479,312
Wipro Ltd., ADR	84,074	382,537

		5,342,355

LIFE SCIENCES TOOLS & SERVICES - 0.7%
QIAGEN N.V.(a)	41,065	1,537,063

MEDIA - 0.1%
WPP PLC, Sponsored ADR	6,146	264,462

METALS & MINING - 7.3%
Agnico Eagle Mines Ltd.	17,772	833,684
ArcelorMittal SA, Sponsored NYS	6,658	146,609
Barrick Gold Corp., ADR	60,453	966,039
BHP Group Ltd., Sponsored ADR	71,520	4,080,931
Franco Nevada Corp.	8,841	1,074,624
Gold Fields Ltd., Sponsored ADR	29,199	380,171
Kinross Gold Corp.	44,170	230,126
POSCO Holdings, Inc., Sponsored ADR	15,991	1,223,471
Rio Tinto PLC, Sponsored ADR	31,511	2,027,418
Sibanye Stillwater Ltd., ADR	12,487	63,434
Southern Copper Corp.	3,213	227,802
Teck Resources Ltd., Class B	10,101	356,969
Vale SA, Sponsored ADR	193,397	2,651,473
Wheaton Precious Metals Corp.	21,959	927,768

		15,190,519

MULTI-UTILITIES - 1.0%
Algonquin Power & Utilities Corp.	44,800	225,344
National Grid PLC, Sponsored ADR	32,335	1,944,950

		2,170,294

OIL, GAS & CONSUMABLE FUELS - 13.3%
BP PLC, Sponsored ADR	85,326	3,121,225
Cameco Corp.	14,821	606,327
Canadian Natural Resources, Ltd.	32,058	2,036,645
Cenovus Energy, Inc.	41,610	793,919
Ecopetrol SA, Sponsored ADR	1,305	15,412
Enbridge, Inc.	77,649	2,487,874
Eni S.p.A., Sponsored ADR	39,825	1,296,702

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

Equinor ASA, Sponsored ADR	34,513	$1,151,699
Imperial Oil Ltd.	10,077	574,288
Pembina Pipeline Corp.	18,980	584,204
Petroleo Brasileiro SA, Sponsored ADR	94,716	1,420,740
Shell PLC, ADR	100,498	6,546,440
Suncor Energy, Inc.	42,391	1,373,468
TC Energy Corp.	34,958	1,204,303
TotalEnergies SE, Sponsored ADR	68,558	4,565,963

		27,779,209

PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR	23,870	243,951

PASSENGER AIRLINES - 0.2%
Ryanair Holdings PLC, Sponsored ADR(a)	5,285	463,495

PERSONAL CARE PRODUCTS - 3.1%
Haleon PLC, ADR	140,469	1,136,394
Natura & Co. Holding SA, ADR(a)	19,090	95,450
Unilever PLC, Sponsored ADR	109,029	5,162,523

		6,394,367

PHARMACEUTICALS - 0.1%
Belite Bio, Inc., ADR(a)	2,438	91,449

PROFESSIONAL SERVICES - 2.1%
RELX PLC, Sponsored ADR	83,466	2,908,790
Thomson Reuters Corp.	12,095	1,449,949

		4,358,739

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
FirstService Corp.	5,343	755,874
KE Holdings, Inc., ADR	16,566	243,686

		999,560

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.7%
ASE Industrial Holding Co. Ltd., ADR	49,515	368,887
ASML Holding N.V., Sponsored NYS	11,437	6,848,590
STMicroelectronics N.V., Sponsored NYS	20,933	795,035
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	202,678	17,493,138
United Microelectronics Corp., Sponsored ADR	145,630	1,036,886

		26,542,536

SOFTWARE - 2.3%
Open Text Corp.	10,023	334,768
SAP SE, Sponsored ADR	33,044	4,427,896

		4,762,664

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Logitech International SA	7,522	591,455

	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Gildan Activewear, Inc.	6,870	$195,177

TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,715	199,677
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,479	319,775

		519,452

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV, ADR	77,420	1,285,172
Rogers Communications, Inc., Class B	20,256	750,687
Vodafone Group PLC, Sponsored ADR	76,436	706,269

		2,742,128

TOTAL COMMON STOCKS (COST $212,632,472)		202,322,400

MASTER LIMITED PARTNERSHIPS - 0.2%

MULTI-UTILITIES - 0.2%
Brookfield Infrastructure Partners LP	17,889	405,007

TOTAL MASTER LIMITED PARTNERSHIPS (COST $654,439)		405,007

MONEY MARKET FUND - 1.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(b)	2,042,959	2,042,959

TOTAL MONEY MARKET FUND (COST $2,042,959)		2,042,959

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

PREFERRED STOCKS - 1.5%

BANKS - 0.6%
Bancolombia SA, Sponsored ADR, 11.95%(c)	1,338	$33,958
Itau Unibanco Holding SA, Sponsored ADR (a)	251,070	1,333,182

		1,367,140

ELECTRIC UTILITIES - 0.1%
Centrais Eletricas Brasileiras SA, ADR, 3.89%(c)	21,750	166,387

ELECTRICAL EQUIPMENT - 0.2%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 1.26%(c)	7,435	359,854

METALS & MINING - 0.1%
Gerdau SA, Sponsored ADR, 8.12%(c)	37,863	164,325

OIL, GAS & CONSUMABLE FUELS - 0.5%
Petroleo Brasileiro SA, Sponsored ADR, 2.48%(c)	79,320	1,096,996

TOTAL PREFERRED STOCKS (COST $3,294,548)		3,154,702

TOTAL INVESTMENTS (COST $218,624,418) - 99.8%		207,925,068
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		407,918

NET ASSETS - 100.0%		$208,332,986

(a)	Represents non-income producing security.

(b)	7-day current yield as of October 31, 2023 is disclosed.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt

AG — Aktiengesellschaft

ASA — Aksjeselskap

KGaA — Kommanditgesellschaft auf Aktien

LP — Limited Partnership

N.V. — Naamloze Vennootschap

NYS — New York Shares

PLC — Public Limited Company

S.p.A. — Stock Purchase Agreements

SA — Societe Anonyme

SAB de CV — Sociedad Anónima Bursátil de Capital Variable

SE — Societas Europaea

Tbk PT — Perseroan Terbatas

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	15.9%
Health Care Providers & Services	7.2
Financial Services	7.1
Technology Hardware, Storage & Peripherals	6.8
Specialty Retail	6.5
Semiconductors & Semiconductor Equipment	6.2
Broadline Retail	3.5
Interactive Media & Services	3.4
Capital Markets	3.4
Consumer Finance	3.3
Professional Services	2.8
Air Freight & Logistics	2.7
Trading Companies & Distributors	2.6
Biotechnology	2.6
Specialized Real Estate Investment Trusts	2.5
Textiles, Apparel & Luxury Goods	2.0
Diversified Consumer Services	2.0
Ground Transportation	2.0
Consumer Staples Distribution & Retail	2.0
Communications Equipment	1.6

Industry Diversification	Percent*
Beverages	1.6%
Hotels, Restaurants & Leisure	1.4
Electronic Equipment, Instruments & Components	1.3
Machinery	1.2
Real Estate Management & Development	1.1
Oil, Gas & Consumable Fuels	1.1
Building Products	1.0
Containers & Packaging	1.0
Food Products	0.9
Electrical Equipment	0.9
Automobile Components	0.9
Insurance	0.5
Automobiles	0.5
Pharmaceuticals	0.3
Money Market Fund	0.1
Banks	0.1

Total Investments	100.0%

*	Percentages indicated are based on net assets as of October 31, 2023.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP CORE FUND

	Shares	Value

COMMON STOCKS - 99.9%

AIR FREIGHT & LOGISTICS - 2.7%
C.H. Robinson Worldwide, Inc.	10,200	$834,666
Expeditors International of Washington, Inc.	7,700	841,225
FedEx Corp.	2,000	480,200

		2,156,091

AUTOMOBILE COMPONENTS - 0.9%
BorgWarner, Inc.	18,700	690,030

AUTOMOBILES - 0.5%
Tesla, Inc.(a)	2,000	401,680

BANKS - 0.1%
JPMorgan Chase & Co.	700	97,342

BEVERAGES - 1.6%
Coca-Cola Co. (The)	22,200	1,254,078

BIOTECHNOLOGY - 2.6%
Amgen, Inc.	4,000	1,022,800
Gilead Sciences, Inc.	13,600	1,068,144

		2,090,944

BROADLINE RETAIL - 3.5%
Amazon.com, Inc.(a)	12,800	1,703,552
Kohl’s Corp.	16,600	374,330
Nordstrom, Inc.	52,800	738,144

		2,816,026

BUILDING PRODUCTS - 1.0%
Owens Corning	7,500	850,275

CAPITAL MARKETS - 3.4%
Ameriprise Financial, Inc.	100	31,457
Bank of New York Mellon Corp. (The)	18,400	782,000
Janus Henderson Group PLC	32,700	754,389
S&P Global, Inc.	2,900	1,012,999
XP, Inc., Class A	7,100	142,000

		2,722,845

COMMUNICATIONS EQUIPMENT - 1.6%
Cisco Systems, Inc.	24,200	1,261,546

CONSUMER FINANCE - 3.3%
American Express Co.	6,800	993,004
OneMain Holdings, Inc.	22,700	815,611
Synchrony Financial	30,700	861,135

		2,669,750

	Shares	Value

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Kroger Co. (The)	18,600	$843,882
US Foods Holding Corp.(a)	19,000	739,860

		1,583,742

CONTAINERS & PACKAGING - 1.0%
Berry Global Group, Inc.	15,300	841,500

DIVERSIFIED CONSUMER SERVICES - 2.0%
Grand Canyon Education, Inc.(a)	6,500	769,145
H&R Block, Inc.	19,900	816,895

		1,586,040

ELECTRICAL EQUIPMENT - 0.9%
Acuity Brands, Inc.	4,500	728,865

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
Jabil, Inc.	2,900	356,120
Vontier Corp.	24,700	730,132

		1,086,252

FINANCIAL SERVICES - 7.1%
Berkshire Hathaway, Inc., Class B(a)	1,500	511,995
Mastercard, Inc., Class A	3,900	1,467,765
MGIC Investment Corp.	9,400	158,296
PayPal Holdings, Inc.(a)	6,600	341,880
Visa, Inc., Class A	6,900	1,622,190
Western Union Co. (The)	73,500	829,815
WEX, Inc.(a)	4,500	749,160

		5,681,101

FOOD PRODUCTS - 0.9%
General Mills, Inc.	11,400	743,736

GROUND TRANSPORTATION - 2.0%
Landstar System, Inc.	4,700	774,466
Ryder System, Inc.	8,300	809,582

		1,584,048

HEALTH CARE PROVIDERS & SERVICES - 7.2%
Cardinal Health, Inc.	9,100	828,100
Cencora, Inc.	4,900	907,235
Cigna Group (The)	3,200	989,440
Elevance Health, Inc.	2,400	1,080,216
Humana, Inc.	1,900	995,011
McKesson Corp.	2,100	956,256

		5,756,258

HOTELS, RESTAURANTS & LEISURE - 1.4%
Booking Holdings, Inc.(a)	400	1,115,824

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP CORE FUND

	Shares	Value

INSURANCE - 0.5%
Prudential Financial, Inc.	4,600	$420,624

INTERACTIVE MEDIA & SERVICES - 3.4%
Alphabet, Inc., Class A(a)	17,300	2,146,584
Meta Platforms, Inc., Class A(a)	2,000	602,540

		2,749,124

MACHINERY - 1.2%
Deere & Co.	2,300	840,328
Otis Worldwide Corp.	1,700	131,257

		971,585

OIL, GAS & CONSUMABLE FUELS - 1.1%
Exxon Mobil Corp.	1,100	116,435
Valero Energy Corp.	5,800	736,600

		853,035

PHARMACEUTICALS - 0.3%
Eli Lilly & Co.	400	221,572

PROFESSIONAL SERVICES - 2.8%
Genpact Ltd.	20,700	694,278
ManpowerGroup, Inc.	9,600	671,712
Robert Half, Inc.	11,500	859,855

		2,225,845

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
CBRE Group, Inc., Class A(a)	12,900	894,486

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
Applied Materials, Inc.	7,800	1,032,330
Cirrus Logic, Inc.(a)	10,600	709,458
Lam Research Corp.	1,600	941,152
NVIDIA Corp.	3,200	1,304,960
QUALCOMM, Inc.	8,800	959,112

		4,947,012

SOFTWARE - 15.9%
Adobe, Inc.(a)	2,500	1,330,150
Autodesk, Inc.(a)	4,500	889,335
Cadence Design Systems, Inc.(a)	500	119,925
Dropbox, Inc., Class A(a)	30,300	796,890
Microsoft Corp.	17,300	5,849,303
Salesforce, Inc.(a)	6,100	1,225,063
Synopsys, Inc.(a)	2,100	985,824
Teradata Corp.(a)	19,200	820,224
VMware, Inc., Class A(a)	5,200	757,380

		12,774,094

	Shares	Value

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.5%
Equinix, Inc.	1,300	$948,532
Iron Mountain, Inc.	8,700	513,909
Weyerhaeuser Co.	19,600	562,324

		2,024,765

SPECIALTY RETAIL - 6.5%
Best Buy Co., Inc.	12,800	855,296
Home Depot, Inc. (The)	5,000	1,423,450
Lowe’s Cos., Inc.	5,600	1,067,192
TJX Cos., Inc. (The)	11,900	1,048,033
Williams-Sonoma, Inc.	5,500	826,320

		5,220,291

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.8%
Apple, Inc.	26,700	4,559,559
HP, Inc.	34,000	895,220

		5,454,779

TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Deckers Outdoor Corp.(a)	1,400	835,884
PVH Corp.	10,700	795,545

		1,631,429

TRADING COMPANIES & DISTRIBUTORS - 2.6%
Ferguson PLC	5,800	871,160
W.W. Grainger, Inc.	1,200	875,796
WESCO International, Inc.	2,800	358,960

		2,105,916

TOTAL COMMON STOCKS (COST $79,532,945)		80,212,530

MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(b)	111,815	111,815

TOTAL MONEY MARKET FUND (COST $111,815)		111,815

TOTAL INVESTMENTS (COST $79,644,760) - 100.0%		80,324,345

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(29,674)

NET ASSETS - 100.0%		$80,294,671

(a)	Represents non-income producing security.

(b)	7-day current yield as of October 31, 2023 is disclosed.

PLC — Public Limited Company

S&P — Standard & Poor’s

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	23.1%
Technology Hardware, Storage & Peripherals	12.5
Interactive Media & Services	8.0
Semiconductors & Semiconductor Equipment	7.8
Financial Services	7.4
Health Care Providers & Services	7.4
Specialty Retail	6.6
Broadline Retail	5.5
Specialized Real Estate Investment Trusts	3.2
Trading Companies & Distributors	2.2
Air Freight & Logistics	2.1
Professional Services	2.0
Automobiles	1.7
Pharmaceuticals	1.4
Textiles, Apparel & Luxury Goods	1.1

Industry Diversification	Percent*
Diversified Consumer Services	1.0%
Machinery	1.0
Electronic Equipment, Instruments & Components	1.0
Ground Transportation	0.9
Retail Real Estate Investment Trusts	0.9
Containers & Packaging	0.9
Real Estate Management & Development	0.8
Consumer Finance	0.5
Capital Markets	0.5
Household Durables	0.3
Money Market Fund	0.2
Consumer Staples Distribution & Retail	0.2

Total Investments	100.2%

*	Percentages indicated are based on net assets as of October 31, 2023.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP GROWTH FUND

	Shares	Value

COMMON STOCKS - 100.0%

AIR FREIGHT & LOGISTICS - 2.1%
C.H. Robinson Worldwide, Inc.	10,400	$851,032
Expeditors International of Washington, Inc.	7,600	830,300

		1,681,332

AUTOMOBILES - 1.7%
Tesla, Inc.(a)	7,100	1,425,964

BROADLINE RETAIL - 5.5%
Amazon.com, Inc.(a)	29,500	3,926,155
Nordstrom, Inc.	40,100	560,598

		4,486,753

CAPITAL MARKETS - 0.5%
Ameriprise Financial, Inc.	900	283,113
XP, Inc., Class A	5,200	104,000

		387,113

CONSUMER FINANCE - 0.5%
Synchrony Financial	15,300	429,165

CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
Costco Wholesale Corp.	300	165,732

CONTAINERS & PACKAGING - 0.9%
Berry Global Group, Inc.	12,900	709,500

DIVERSIFIED CONSUMER SERVICES - 1.0%
H&R Block, Inc.	20,800	853,840

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Vontier Corp.	26,600	786,296

FINANCIAL SERVICES - 7.4%
Mastercard, Inc., Class A	5,500	2,069,925
Visa, Inc., Class A	10,000	2,351,000
Western Union Co. (The)	74,300	838,847
WEX, Inc.(a)	4,600	765,808

		6,025,580

GROUND TRANSPORTATION - 0.9%
Landstar System, Inc.	4,700	774,466

HEALTH CARE PROVIDERS & SERVICES - 7.4%
Cardinal Health, Inc.	9,500	864,500
Cencora, Inc.	5,200	962,780

	Shares	Value

Cigna Group (The)	2,700	$834,840
DaVita, Inc.(a)	7,700	594,671
Elevance Health, Inc.	1,900	855,171
Humana, Inc.	1,800	942,642
McKesson Corp.	2,100	956,256

		6,010,860

HOUSEHOLD DURABLES - 0.3%
TopBuild Corp.(a)	1,200	274,512

INTERACTIVE MEDIA & SERVICES - 8.0%
Alphabet, Inc., Class A(a)	37,600	4,665,408
Meta Platforms, Inc., Class A(a)	6,100	1,837,747

		6,503,155

MACHINERY - 1.0%
Otis Worldwide Corp.	10,300	795,263

PHARMACEUTICALS - 1.4%
Eli Lilly & Co.	2,000	1,107,860

PROFESSIONAL SERVICES - 2.0%
Genpact Ltd.	23,700	794,898
Robert Half, Inc.	10,900	814,993

		1,609,891

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
CBRE Group, Inc., Class A(a)	10,000	693,400

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.9%
Simon Property Group, Inc.	6,500	714,285

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
Applied Materials, Inc.	9,000	1,191,150
Broadcom, Inc.	700	588,959
Lam Research Corp.	1,900	1,117,618
NVIDIA Corp.	7,400	3,017,720
QUALCOMM, Inc.	4,000	435,960

		6,351,407

SOFTWARE - 23.1%
Adobe, Inc.(a)	3,400	1,809,004
Autodesk, Inc.(a)	4,900	968,387
Dropbox, Inc., Class A(a)	23,200	610,160
Intuit, Inc.	100	49,495
Microsoft Corp.	31,700	10,718,087
Palo Alto Networks, Inc.(a)	2,300	558,946
Salesforce, Inc.(a)	6,900	1,385,727
Synopsys, Inc.(a)	2,400	1,126,656

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP GROWTH FUND

	Shares	Value

Teradata Corp.(a)	19,800	$845,856
VMware, Inc., Class A(a)	5,600	815,640

		18,887,958

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.2%
American Tower Corp.	4,000	712,760
Equinix, Inc.	1,400	1,021,496
Iron Mountain, Inc.	15,000	886,050

		2,620,306

SPECIALTY RETAIL - 6.6%
Best Buy Co., Inc.	12,700	848,614
Dick’s Sporting Goods, Inc.	100	10,695
Home Depot, Inc. (The)	4,400	1,252,636
Lowe’s Cos., Inc.	6,100	1,162,477
TJX Cos., Inc. (The)	14,100	1,241,787
Williams-Sonoma, Inc.	5,600	841,344

		5,357,553

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 12.5%
Apple, Inc.	54,700	9,341,119
HP, Inc.	33,100	871,523

		10,212,642

TEXTILES, APPAREL & LUXURY GOODS - 1.1%
Deckers Outdoor Corp.(a)	1,500	895,590

	Shares	Value

TRADING COMPANIES & DISTRIBUTORS - 2.2%
Ferguson PLC	5,400	$811,080
W.W. Grainger, Inc.	1,400	1,021,762

		1,832,842

TOTAL COMMON STOCKS (COST $76,967,992)		81,593,265

MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(b)	167,413	167,413

TOTAL MONEY MARKET FUND (COST $167,413)		167,413

TOTAL INVESTMENTS (COST $77,135,405) - 100.2%		81,760,678

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(147,488)

NET ASSETS - 100.0%		$81,613,190

(a)	Represents non-income producing security.

(b)	7-day current yield as of October 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Health Care Providers & Services	8.4%
Capital Markets	6.8
Banks	6.6
Financial Services	6.3
Oil, Gas & Consumable Fuels	6.1
Software	4.4
Semiconductors & Semiconductor Equipment	4.2
Building Products	4.2
Air Freight & Logistics	3.4
Specialty Retail	3.2
Specialized Real Estate Investment Trusts	3.2
Consumer Finance	3.1
Ground Transportation	2.9
Biotechnology	2.7
Consumer Staples Distribution & Retail	2.6
Insurance	2.4
Communications Equipment	2.2
Technology Hardware, Storage & Peripherals	2.2
Containers & Packaging	2.1
Textiles, Apparel & Luxury Goods	2.0
Professional Services	2.0
Diversified Telecommunication Services	1.9

Industry Diversification	Percent*
Beverages	1.6%
Media	1.4
Electronic Equipment, Instruments & Components	1.3
Metals & Mining	1.3
Broadline Retail	1.2
Diversified Consumer Services	1.2
Food Products	1.1
Trading Companies & Distributors	1.1
Chemicals	1.1
Retail Real Estate Investment Trusts	1.1
Machinery	1.1
Real Estate Management & Development	0.9
Automobiles	0.8
Automobile Components	0.8
Household Products	0.6
IT Services	0.4
Money Market Fund	0.1
Pharmaceuticals	0.0 **

Total Investments	100.0%

*	Percentages indicated are based on net assets as of October 31, 2023.

**	Amount rounds to less than 0.1%.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value

COMMON STOCKS - 99.9%

AIR FREIGHT & LOGISTICS - 3.4%
C.H. Robinson Worldwide, Inc.	8,300	$679,189
Expeditors International of Washington, Inc.	6,600	721,050
FedEx Corp.	3,700	888,370

		2,288,609

AUTOMOBILE COMPONENTS - 0.8%
BorgWarner, Inc.	14,200	523,980

AUTOMOBILES - 0.8%
Ford Motor Co.	56,500	550,875

BANKS - 6.6%
Bank of America Corp.	51,900	1,367,046
JPMorgan Chase & Co.	15,500	2,155,430
PNC Financial Services Group, Inc. (The)	7,500	858,525

		4,381,001

BEVERAGES - 1.6%
Coca-Cola Co. (The)	19,000	1,073,310

BIOTECHNOLOGY - 2.7%
Amgen, Inc.	3,100	792,670
Gilead Sciences, Inc.	13,100	1,028,874

		1,821,544

BROADLINE RETAIL - 1.2%
Kohl’s Corp.	3,900	87,945
Nordstrom, Inc.	49,600	693,408

		781,353

BUILDING PRODUCTS - 4.2%
Carrier Global Corp.	13,900	662,474
Johnson Controls International PLC	14,400	705,888
Owens Corning	5,900	668,883
Trane Technologies PLC	3,900	742,209

		2,779,454

CAPITAL MARKETS - 6.8%
Ameriprise Financial, Inc.	2,000	629,140
Bank of New York Mellon Corp. (The)	16,200	688,500
Goldman Sachs Group, Inc. (The)	3,000	910,830
Janus Henderson Group PLC	26,400	609,048
S&P Global, Inc.	3,000	1,047,930
XP, Inc., Class A	31,300	626,000

		4,511,448

CHEMICALS - 1.1%
Ecolab, Inc.	4,200	704,508

	Shares	Value

COMMUNICATIONS EQUIPMENT - 2.2%
Cisco Systems, Inc.	28,100	$1,464,853

CONSUMER FINANCE - 3.1%
American Express Co.	6,100	890,783
Discover Financial Services	5,800	476,064
Synchrony Financial	25,100	704,055

		2,070,902

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
Kroger Co. (The)	17,700	803,049
US Foods Holding Corp.(a)	18,100	704,814
Walmart, Inc.	1,300	212,433

		1,720,296

CONTAINERS & PACKAGING - 2.1%
Amcor PLC	79,800	709,422
Berry Global Group, Inc.	12,500	687,500

		1,396,922

DIVERSIFIED CONSUMER SERVICES - 1.2%
Grand Canyon Education, Inc.(a)	5,300	627,149
H&R Block, Inc.	3,400	139,570

		766,719

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Verizon Communications, Inc.	35,000	1,229,550

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
Jabil, Inc.	4,600	564,880
Vontier Corp.	10,800	319,248

		884,128

FINANCIAL SERVICES - 6.3%
Berkshire Hathaway, Inc., Class B(a)	4,800	1,638,384
Fiserv, Inc.(a)	4,600	523,250
MGIC Investment Corp.	40,200	676,968
PayPal Holdings, Inc.(a)	13,300	688,940
Western Union Co. (The)	61,200	690,948

		4,218,490

FOOD PRODUCTS - 1.1%
General Mills, Inc.	11,600	756,784

GROUND TRANSPORTATION - 2.9%
CSX Corp.	26,300	785,055
Landstar System, Inc.	300	49,434

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value

Old Dominion Freight Line, Inc.	1,100	$414,326
Ryder System, Inc.	7,100	692,534

		1,941,349

HEALTH CARE PROVIDERS & SERVICES - 8.4%
Cardinal Health, Inc.	7,700	700,700
Cencora, Inc.	3,500	648,025
Cigna Group (The)	3,200	989,440
CVS Health Corp.	8,500	586,585
Elevance Health, Inc.	2,300	1,035,207
Humana, Inc.	1,600	837,904
McKesson Corp.	1,800	819,648

		5,617,509

HOUSEHOLD PRODUCTS - 0.6%
Procter & Gamble Co. (The)	2,700	405,081

INSURANCE - 2.4%
Hartford Financial Services Group, Inc. (The)	9,000	661,050
MetLife, Inc.	13,600	816,136
Unum Group	2,200	107,580

		1,584,766

IT SERVICES - 0.4%
International Business Machines Corp.	2,000	289,280

MACHINERY - 1.1%
Deere & Co.	1,900	694,184

MEDIA - 1.4%
Comcast Corp., Class A	22,400	924,896

METALS & MINING - 1.3%
Nucor Corp.	1,400	206,906
Reliance Steel & Aluminum Co.	2,600	661,388

		868,294

OIL, GAS & CONSUMABLE FUELS - 6.1%
Chevron Corp.	2,600	378,898
Exxon Mobil Corp.	9,000	952,650
Marathon Petroleum Corp.	6,000	907,500
Phillips 66	8,000	912,560
Pioneer Natural Resources Co.	500	119,500
Valero Energy Corp.	6,200	787,400

		4,058,508

PHARMACEUTICALS - 0.0%
Jazz Pharmaceuticals PLC(a)	200	25,404

PROFESSIONAL SERVICES - 2.0%
Genpact Ltd.	19,700	660,738

	Shares	Value

ManpowerGroup, Inc.	8,100	$566,757
Robert Half, Inc.	1,000	74,770

		1,302,265

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
CBRE Group, Inc., Class A(a)	8,800	610,192

RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.1%
Simon Property Group, Inc.	6,400	703,296

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Applied Materials, Inc.	5,600	741,160
Cirrus Logic, Inc.(a)	9,300	622,449
Lam Research Corp.	1,200	705,864
QUALCOMM, Inc.	6,800	741,132

		2,810,605

SOFTWARE - 4.4%
Dropbox, Inc., Class A(a)	13,500	355,050
Salesforce, Inc.(a)	4,300	863,569
Synopsys, Inc.(a)	1,300	610,272
Teradata Corp.(a)	12,800	546,816
VMware, Inc., Class A(a)	3,800	553,470

		2,929,177

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.2%
American Tower Corp.	700	124,733
Equinix, Inc.	1,100	802,604
Iron Mountain, Inc.	11,700	691,119
Weyerhaeuser Co.	18,300	525,027

		2,143,483

SPECIALTY RETAIL - 3.2%
Best Buy Co., Inc.	10,800	721,656
Lowe’s Cos., Inc.	3,900	743,223
Williams-Sonoma, Inc.	4,600	691,104

		2,155,983

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.2%
Hewlett Packard Enterprise Co.	43,500	669,030
HP, Inc.	29,300	771,469

		1,440,499

TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Deckers Outdoor Corp.(a)	1,100	656,766
PVH Corp.	9,000	669,150

		1,325,916

TRADING COMPANIES & DISTRIBUTORS - 1.1%
Ferguson PLC	4,900	735,980

TOTAL COMMON STOCKS (COST $67,521,030)		66,491,393

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value

MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(b)	46,972	$46,972

TOTAL MONEY MARKET FUND (COST $46,972)		46,972

TOTAL INVESTMENTS (COST $67,568,002) - 100.0%		66,538,365

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		30,570

NET ASSETS - 100.0%		$66,568,935

(a)	Represents non-income producing security.

(b)	7-day current yield as of October 31, 2023 is disclosed.

PLC — Public Limited Company

S&P — Standard & Poor’s

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	31.7%
Software	4.5
U.S. Treasury Obligations	4.5
Consumer Staples Distribution & Retail	4.4
Semiconductors & Semiconductor Equipment	4.4
IT Services	3.8
U.S. Government Agency Mortgage-Backed Obligations	3.7
Specialty Retail	3.6
Capital Markets	3.0
Municipal Bonds	2.8
Aerospace & Defense	2.6
Textiles, Apparel & Luxury Goods	2.5
Hotels, Restaurants & Leisure	2.4
Air Freight & Logistics	2.2
Media	1.8
Health Care Providers & Services	1.8
Money Market Fund	1.8

Industry Diversification	Percent*
Food Products	1.7%
Oil, Gas & Consumable Fuels	1.7
Household Products	1.7
Financial Services	1.5
Technology Hardware, Storage & Peripherals	1.4
Broadline Retail	1.2
Machinery	1.2
Consumer Finance	1.2
Communications Equipment	1.2
Industrial Conglomerates	1.1
Entertainment	1.1
Electric Utilities	1.1
Chemicals	0.9
Diversified Telecommunication Services	0.5
Insurance	0.3

Total Investments	99.3%

*   Percentages indicated are based on net assets as of October 31, 2023.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value

CORPORATE BONDS - 54.8%

AEROSPACE & DEFENSE - 2.6%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,863,295
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	961,403
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,324,350

		4,149,048

AIR FREIGHT & LOGISTICS - 2.2%
United Parcel Service, Inc., 3.05%, 11/15/27	1,000,000	912,970
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	709,694
United Parcel Service, Inc., 3.90%, 4/1/25	2,000,000	1,952,738

		3,575,402

BROADLINE RETAIL - 1.2%
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	2,000,000	1,965,126

CAPITAL MARKETS - 3.0%
Charles Schwab Corp. (The), 2.00%, 3/20/28	2,000,000	1,670,014
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	789,789
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,479,807
Morgan Stanley, 4.00%, 7/23/25	1,000,000	967,806

		4,907,416

CHEMICALS - 0.9%
Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,000,000	852,211
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	660,920

		1,513,131

COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	2,000,000	1,857,131

CONSUMER FINANCE - 1.2%
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	1,000,000	992,034
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	917,785

		1,909,819

CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.4%
Sysco Corp., 3.25%, 7/15/27	2,000,000	1,822,032
Target Corp., 3.50%, 7/1/24	2,000,000	1,970,344
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,613,922
Walmart, Inc., 3.25%, 7/8/29	2,000,000	1,801,356

		7,207,654

	Principal Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Verizon Communications, Inc., 4.50%, 8/10/33	$1,000,000	$866,612

ELECTRIC UTILITIES - 1.1%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,746,934

ENTERTAINMENT - 1.1%
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	1,783,269

FINANCIAL SERVICES - 1.5%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	967,808
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	990,516
JPMorgan Chase & Co., 4.25%, 10/1/27	500,000	471,484

		2,429,808

FOOD PRODUCTS - 1.7%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,874,335
General Mills, Inc., 4.95%, 3/29/33	1,000,000	908,185

		2,782,520

HEALTH CARE PROVIDERS & SERVICES - 1.8%
CVS Health Corp., 4.00%, 12/5/23, (Callable 12/4/23 @ 100)	2,000,000	1,995,870
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	968,189

		2,964,059

HOTELS, RESTAURANTS & LEISURE - 2.4%
McDonald’s Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	875,826
McDonald’s Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,656,952
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,345,038

		3,877,816

HOUSEHOLD PRODUCTS - 1.7%
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	870,282
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,820,939

		2,691,221

INDUSTRIAL CONGLOMERATES - 1.1%
3M Co., 2.88%, 10/15/27	2,000,000	1,802,251

INSURANCE - 0.3%
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	500,000	425,121

IT SERVICES - 3.8%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	923,001
Mastercard, Inc., 3.38%, 4/1/24	2,000,000	1,980,950

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value

PayPal Holdings, Inc., 2.85%, 10/1/29	$2,000,000	$1,701,010
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	1,596,736

		6,201,697

MACHINERY - 1.2%
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	1,946,926

MEDIA - 1.8%
Comcast Corp., 3.70%, 4/15/24	3,000,000	2,975,166

OIL, GAS & CONSUMABLE FUELS - 1.7%
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,739,217

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,744,075
NVIDIA Corp., 2.85%, 4/1/30	2,000,000	1,709,396
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,639,059

		7,092,530

SOFTWARE - 4.5%
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	3,000,000	2,921,624
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,630,894
Oracle Corp., 3.25%, 11/15/27	2,000,000	1,810,718
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	936,699

		7,299,935

SPECIALTY RETAIL - 3.6%
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 12/4/23 @ 100)	2,000,000	1,989,636
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	1,980,631
Lowe’s Cos., Inc., 3.65%, 4/5/29	2,000,000	1,794,109

		5,764,376

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.4%
Apple, Inc., 1.65%, 5/11/30	2,000,000	1,595,828
Apple, Inc., 3.45%, 2/9/45	1,000,000	715,157

		2,310,985

TEXTILES, APPAREL & LUXURY GOODS - 2.5%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,566,109
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	837,582
Tapestry, Inc., 4.13%, 7/15/27	689,000	624,065

		4,027,756

TOTAL CORPORATE BONDS (COST $103,364,243)		88,812,926

MUNICIPAL BONDS - 2.8%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	392,042

	Principal Amount	Value

Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	$200,000	$175,480
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	810,833
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	947,179
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	654,197
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	77,702
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	908,302
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	79,478
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	433,071
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	78,749

TOTAL MUNICIPAL BONDS (COST $5,999,158)		4,557,033

U.S. GOVERNMENT AGENCIES - 31.7%
Federal Farm Credit Bank 3.00%, 11/25/30	1,000,000	862,596
5.38%, 6/20/28	1,000,000	978,630

		1,841,226

Federal Home Loan Bank 0.75%, 8/25/28(b)	1,350,000	1,145,451
0.75%, 9/30/27(b)	800,000	703,959
0.80%, 3/8/27	1,000,000	867,867
0.85%, 2/26/26, (Callable 11/26/23 @ 100)	1,000,000	906,311
0.85%, 9/30/26(b)	2,000,000	1,798,984
0.88%, 3/23/26	1,000,000	904,428
0.90%, 12/1/27	2,000,000	1,692,868
1.00%, 4/13/26, (Callable 1/13/24 @ 100) (b)	1,000,000	919,878
1.00%, 7/29/26, (Callable 1/29/24 @ 100) (b)	1,000,000	912,277
1.00%, 7/29/26	1,000,000	895,147
1.00%, 3/16/27	2,000,000	1,746,422
1.07%, 1/25/30	1,000,000	774,872
1.10%, 3/30/26(b)	1,000,000	919,112
1.50%, 4/29/31, (Callable 1/29/24 @ 100) (b)	730,769	607,588

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value

2.50%, 3/10/27, (Callable 12/10/23 @ 100) (b)	$1,000,000	$942,065
2.75%, 2/22/34	1,000,000	781,740
3.00%, 2/24/37, (Callable 11/9/23 @ 100)	1,000,000	725,295
3.10%, 5/10/27	1,000,000	934,551
3.50%, 5/24/27(b)	1,000,000	964,745
3.65%, 5/26/27	1,000,000	946,934
5.00%, 11/24/27, (Callable 11/24/23 @ 100) (b)	1,000,000	996,208
5.00%, 1/5/24	2,000,000	1,997,360
5.17%, 7/27/27	2,000,000	1,963,002
5.40%, 1/28/28, (Callable 1/28/24 @ 100)	500,000	490,644
5.55%, 3/8/28	1,000,000	983,240
5.75%, 9/26/25, (Callable 12/26/23 @ 100)	1,000,000	995,234

		27,516,182

Federal Home Loan Mortgage Corp.
0.80%, 10/27/26	1,000,000	882,282
1.05%, 7/21/28	1,000,000	829,872
2.00%, 12/24/24	1,000,000	960,810
5.00%, 8/15/25(b)	1,000,000	995,210
5.00%, 9/27/24	1,000,000	994,506
5.15%, 10/17/24	1,000,000	993,964
5.20%, 2/24/26	1,000,000	988,463
5.50%, 5/1/26	1,500,000	1,487,365
5.50%, 12/15/27	2,000,000	1,967,724
6.00%, 7/27/28	2,000,000	1,976,862
6.00%, 8/28/28	1,500,000	1,482,492
6.00%, 9/28/28	1,000,000	987,656
6.10%, 9/28/28	1,000,000	988,906
6.25%, 8/28/28	2,000,000	1,983,740

		17,519,852

Federal National Mortgage Association
0.40%, 10/29/24	1,000,000	950,490
0.55%, 8/19/25	1,000,000	919,929
0.56%, 10/28/25	1,000,000	913,141
0.58%, 8/25/25	1,000,000	919,095
0.60%, 8/28/25	1,000,000	919,139

		4,621,794

TOTAL U.S. GOVERNMENT AGENCIES (COST $55,357,025)		51,499,054

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.7%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	653,515	620,667

	Principal Amount	Value

3.50%, 2/1/34	$147,954	$140,059
3.50%, 10/1/49	218,421	185,400
3.50%, 12/15/48	367,734	332,444
4.00%, 12/15/25	2,500,000	2,436,657
4.04% (RFUCCT1Y + 179 bps), 10/1/37(a)	7,541	7,437
5.00%, 11/1/37	2,111	2,034
5.25% (H15T1Y + 225 bps), 5/1/36(a)	8,227	8,117
6.00%, 3/1/38	13,598	13,648

		3,746,463

Federal National Mortgage Association
1.50%, 11/25/44	1,466,997	1,213,227
3.50%, 2/1/43	129,172	112,639
3.50%, 4/1/48	372,184	318,694
4.00%, 9/1/33	102,150	95,634
4.00%, 10/1/46	263,327	232,835
4.29% (RFUCCT1Y + 204 bps), 10/1/36(a)	14,439	14,399
5.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	30,976	30,529
5.86% (SOFR30A + 53 bps), 11/25/36(a)	24,394	23,708
6.00%, 6/1/36	76,605	75,864
6.00%, 9/1/36	8,353	8,254
6.00%, 5/1/37	20,168	20,095

		2,145,878

Government National Mortgage Association
3.63% (H15T1Y + 150 bps), 1/20/39(a)	8,436	8,063
4.50%, 6/15/40	57,220	53,938
4.50%, 8/20/38	26,214	25,020
5.00%, 5/20/40	31,084	29,131
5.50%, 12/20/38	1,431	1,371
6.00%, 10/15/37	16,240	16,389
6.00%, 6/15/37	16,754	16,678
6.50%, 10/20/38	1,611	1,569

		152,159

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $6,712,724)		6,044,500

U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bills, 5.02%, 12/7/23	1,000,000	994,720

U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,089,765

U.S. Treasury Inflationary Index Note, 0.38%, 1/15/27	1,271,020	1,180,969

U.S. Treasury Notes
1.63%, 11/30/26	1,000,000	907,500

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value

1.75%, 11/15/29	$1,000,000	$839,453
4.25%, 9/30/24	250,000	247,305
5.00%, 8/31/25	2,000,000	1,995,781

		3,990,039

TOTAL U.S. TREASURY OBLIGATIONS (COST $8,491,365)		7,255,493

	Shares	Value

MONEY MARKET FUND - 1.8%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(c)	2,866,170	$2,866,170

TOTAL MONEY MARKET FUND (COST $2,866,170)		2,866,170

TOTAL INVESTMENTS (COST $182,790,685) - 99.3%		161,035,176

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,108,120

NET ASSETS - 100.0%		$162,143,296

(a)

Variable rate security. The interest rate shown represents the rate in effect at October 31, 2023. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of October 31, 2023.

(c)	7-day current yield as of October 31, 2023 is disclosed.

AGM — Assured Guarantee Municipal Corporation

bps — Basis Points

G.O. — General Obligation

Gtd. — Guaranteed

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

PSF — Permanent School Fund

RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback

SOFR30A — 30 Day Secured Overnight Financing Rate

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SMALL CAP GROWTH FUND

The table below sets forth the diversification of the Steward Small Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	14.3%
Health Care Providers & Services	6.6
Health Care Equipment & Supplies	6.0
Oil, Gas & Consumable Fuels	4.8
Machinery	4.3
Pharmaceuticals	4.1
Professional Services	4.0
Food Products	3.9
Money Market Fund	3.5
Building Products	3.0
Electrical Equipment	2.4
Health Care Technology	2.1
Semiconductors & Semiconductor Equipment	2.1
Hotels, Restaurants & Leisure	2.0
Independent Power and Renewable Electricity Producers	1.9
Automobile Components	1.9
Specialty Retail	1.8
Electronic Equipment, Instruments & Components	1.8
Diversified Consumer Services	1.8
Aerospace & Defense	1.6
Ground Transportation	1.6
Financial Services	1.6
Commercial Services & Supplies	1.5

Industry Diversification	Percent*
Insurance	1.5%
Capital Markets	1.4
Entertainment	1.4
Specialized Real Estate Investment Trusts	1.4
Chemicals	1.4
Consumer Staples Distribution & Retail	1.3
Biotechnology	1.2
Diversified Telecommunication Services	1.1
Containers & Packaging	1.1
Beverages	1.1
Leisure Products	0.9
IT Services	0.9
Water Utilities	0.9
Life Sciences Tools & Services	0.8
Technology Hardware, Storage & Peripherals	0.8
Real Estate Management & Development	0.7
Energy Equipment & Services	0.7
Interactive Media & Services	0.7
Air Freight & Logistics	0.7
Personal Care Products	0.7
Metals & Mining	0.5
Household Durables	0.3

Total Investments	100.1%

*	Percentages indicated are based on net assets as of October 31, 2023.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SMALL CAP GROWTH FUND

	Shares	Value

COMMON STOCKS - 96.6%

AEROSPACE & DEFENSE - 1.6%
AeroVironment, Inc.(a)	3,280	$376,085

AIR FREIGHT & LOGISTICS - 0.7%
Forward Air Corp.	2,561	164,954

AUTOMOBILE COMPONENTS - 1.9%
Atmus Filtration Technologies, Inc.(a)	11,685	219,211
Visteon Corp.(a)	1,976	227,497

		446,708

BEVERAGES - 1.1%
Vita Coco Co., Inc. (The)(a)	9,390	254,469

BIOTECHNOLOGY - 1.2%
Bioxcel Therapeutics, Inc.(a)	12,000	48,180
Natera, Inc.(a)	5,892	232,557

		280,737

BUILDING PRODUCTS - 3.0%
Simpson Manufacturing Co., Inc.	2,400	319,632
Tecnoglass, Inc.	6,385	208,662
UFP Industries, Inc.	1,757	167,214

		695,508

CAPITAL MARKETS - 1.4%
Cboe Global Markets, Inc.	2,062	337,941

CHEMICALS - 1.4%
Aspen Aerogels, Inc.(a)	7,290	56,279
Sensient Technologies Corp.	4,727	266,697

		322,976

COMMERCIAL SERVICES & SUPPLIES - 1.5%
Casella Waste Systems, Inc., Class A(a)	4,806	362,613

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
Sprouts Farmers Market, Inc.(a)	7,549	317,209

CONTAINERS & PACKAGING - 1.1%
AptarGroup, Inc.	2,082	254,566

DIVERSIFIED CONSUMER SERVICES - 1.8%
Grand Canyon Education, Inc.(a)	3,510	415,338

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
Iridium Communications, Inc.	6,924	256,534

	Shares	Value

ELECTRICAL EQUIPMENT - 2.4%
Bloom Energy Corp., Class A(a)	9,790	$101,816
NEXTracker, Inc., Class A(a)	6,500	225,940
nVent Electric PLC	4,814	231,698

		559,454

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
Fabrinet(a)	1,746	270,630
Novanta, Inc.(a)	1,102	145,530

		416,160

ENERGY EQUIPMENT & SERVICES - 0.7%
Noble Corp. PLC	3,592	167,710

ENTERTAINMENT - 1.4%
TKO Group Holdings, Inc.	4,099	336,036

FINANCIAL SERVICES - 1.6%
International Money Express, Inc.(a)	7,668	122,381
Shift4 Payments, Inc., Class A(a)	5,532	246,285

		368,666

FOOD PRODUCTS - 3.9%
Calavo Growers, Inc.	10,287	260,672
Flowers Foods, Inc.	8,045	176,427
Lamb Weston Holdings, Inc.	2,500	224,500
Lancaster Colony Corp.	1,451	245,466

		907,065

GROUND TRANSPORTATION - 1.6%
Landstar System, Inc.	2,260	372,403

HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
Inmode Ltd.(a)	8,168	156,009
Inspire Medical Systems, Inc.(a)	1,297	190,867
Outset Medical, Inc.(a)	10,234	36,228
PROCEPT BioRobotics Corp.(a)	11,144	298,548
RxSight, Inc.(a)	11,805	261,363
Shockwave Medical, Inc.(a)	2,286	471,510

		1,414,525

HEALTH CARE PROVIDERS & SERVICES - 6.6%
Ensign Group, Inc. (The)	1,800	173,880
HealthEquity, Inc.(a)	8,000	573,440
Joint Corp. (The)(a)	7,000	54,670
NeoGenomics, Inc.(a)	12,188	170,876
Option Care Health, Inc.(a)	10,301	285,647
R1 RCM, Inc.(a)	25,197	297,072

		1,555,585

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SMALL CAP GROWTH FUND

	Shares	Value

HEALTH CARE TECHNOLOGY - 2.1%
Doximity, Inc., Class A(a)	3,640	$74,365
Health Catalyst, Inc.(a)	15,511	116,177
NextGen Healthcare, Inc.(a)	12,952	309,812

		500,354

HOTELS, RESTAURANTS & LEISURE - 2.0%
First Watch Restaurant Group, Inc.(a)	13,656	228,192
Papa John’s International, Inc.	3,649	237,258

		465,450

HOUSEHOLD DURABLES - 0.3%
Lovesac (The), Co.(a)	4,730	77,856

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.9%
Clearway Energy, Inc., Class C	7,340	159,351
Vistra Corp.	9,000	294,480

		453,831

INSURANCE - 1.5%
Kinsale Capital Group, Inc.	771	257,445
Trupanion, Inc.(a)	4,050	83,430

		340,875

INTERACTIVE MEDIA & SERVICES - 0.7%
Cars.com, Inc.(a)	10,959	166,906

IT SERVICES - 0.9%
DigitalOcean Holdings, Inc.(a)	9,994	204,477

LEISURE PRODUCTS - 0.9%
YETI Holdings, Inc.(a)	5,000	212,600

LIFE SCIENCES TOOLS & SERVICES - 0.8%
Medpace Holdings, Inc.(a)	810	196,563

MACHINERY - 4.3%
Chart Industries, Inc.(a)	2,143	249,081
Donaldson Co., Inc.	5,910	340,770
ESCO Technologies, Inc.	4,240	412,213

		1,002,064

METALS & MINING - 0.5%
MP Materials Corp.(a)	7,517	123,279

OIL, GAS & CONSUMABLE FUELS - 4.8%
Gulfport Energy Corp.(a)	2,646	327,072
Magnolia Oil & Gas Corp., Class A	16,034	359,963
Matador Resources Co.	5,141	317,148
SilverBow Resources, Inc.(a)	3,814	130,058

		1,134,241

	Shares	Value

PERSONAL CARE PRODUCTS - 0.7%
elf Beauty, Inc.(a)	1,743	$161,454

PHARMACEUTICALS - 4.1%
Amphastar Pharmaceuticals, Inc.(a)	8,353	378,140
Intra-Cellular Therapies, Inc.(a)	7,610	378,674
Pacira BioSciences, Inc.(a)	7,429	209,943

		966,757

PROFESSIONAL SERVICES - 4.0%
CACI International, Inc., Class A(a)	756	245,518
Paycor HCM, Inc.(a)	10,510	226,806
Upwork, Inc.(a)	13,260	138,567
Verra Mobility Corp.(a)	16,323	322,706

		933,597

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Tricon Residential, Inc.	26,490	175,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Navitas Semiconductor Corp.(a)	41,029	214,992
Silicon Laboratories, Inc.(a)	2,900	267,322

		482,314

SOFTWARE - 14.3%
Appian Corp., Class A(a)	8,525	336,396
BlackLine, Inc.(a)	5,642	277,022
Box, Inc., Class A(a)	18,320	455,435
Clearwater Analytics Holdings, Inc., Class A(a)	9,591	173,405
Gitlab, Inc., Class A(a)	2,592	112,182
PowerSchool Holdings, Inc., Class A(a)	15,894	316,608
Procore Technologies, Inc.(a)	5,516	336,972
Qualys, Inc.(a)	2,404	367,692
Rapid7, Inc.(a)	6,214	288,889
Sprout Social, Inc., Class A(a)	4,631	200,430
SPS Commerce, Inc.(a)	1,087	174,290
Workiva, Inc.(a)	3,695	321,798

		3,361,119

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.4%
National Storage Affiliates Trust	11,362	324,044

SPECIALTY RETAIL - 1.8%
Academy Sports & Outdoors, Inc.	4,092	183,485
Winmark Corp.	620	250,059

		433,544

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Super Micro Computer, Inc.(a)	749	179,363

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD SMALL CAP GROWTH FUND

	Shares	Value

WATER UTILITIES - 0.9%
Consolidated Water Co. Ltd.	6,879	$203,068

TOTAL COMMON STOCKS (COST $29,894,999)		22,682,627

MONEY MARKET FUND - 3.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(b)	820,427	820,427

TOTAL MONEY MARKET FUND (COST $820,427)		820,427

TOTAL INVESTMENTS (COST $30,715,426) - 100.1%		23,503,054

	Shares	Value

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		$(34,593)

NET ASSETS - 100.0%		$23,468,461

(a)	Represents non-income producing security.

(b)	7-day current yield as of October 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	11.0%
Technology Hardware, Storage & Peripherals	7.2
Semiconductors & Semiconductor Equipment	6.9
Interactive Media & Services	5.4
Financial Services	4.1
Oil, Gas & Consumable Fuels	3.9
Broadline Retail	3.2
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	2.9
Capital Markets	2.8
Banks	2.7
Insurance	2.6
Specialty Retail	2.5
Consumer Staples Distribution & Retail	2.0
Hotels, Restaurants & Leisure	1.9
Beverages	1.8
Electric Utilities	1.8
Machinery	1.7
Pharmaceuticals	1.7
Life Sciences Tools & Services	1.7
Household Products	1.7
Automobiles	1.6
Aerospace & Defense	1.6
Specialized Real Estate Investment Trusts	1.6
Chemicals	1.6
IT Services	1.4
Food Products	1.3
Biotechnology	1.2
Entertainment	1.1
Communications Equipment	1.1
Money Market Fund	1.0
Professional Services	1.0
Multi-Utilities	0.9
Ground Transportation	0.9
Media	0.9
Diversified Telecommunication Services	0.8

Industry Diversification	Percent*
Electronic Equipment, Instruments & Components	0.7%
Commercial Services & Supplies	0.7
Air Freight & Logistics	0.7
Building Products	0.6
Containers & Packaging	0.5
Electrical Equipment	0.5
Industrial Conglomerates	0.5
Consumer Finance	0.4
Textiles, Apparel & Luxury Goods	0.4
Energy Equipment & Services	0.4
Retail Real Estate Investment Trusts	0.4
Trading Companies & Distributors	0.4
Residential Real Estate Investment Trusts	0.3
Metals & Mining	0.3
Wireless Telecommunication Services	0.3
Distributors	0.3
Industrial Real Estate Investment Trusts	0.3
Real Estate Management & Development	0.2
Household Durables	0.2
Personal Care Products	0.2
Passenger Airlines	0.2
Automobile Components	0.2
Construction Materials	0.1
Health Care Real Estate Investment Trusts	0.1
Office Real Estate Investment Trusts	0.1
Leisure Products	0.1
Water Utilities	0.1
Gas Utilities	0.1
Construction & Engineering	0.1
Hotel & Resort Real Estate Investment Trusts	0.0**
Independent Power and Renewable Electricity Producers	0.0**

Total Investments	100.1%

*	Percentages indicated are based on net assets as of October 31, 2023.

**	Amount rounds to less than 0.1%.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS - 99.1%

AEROSPACE & DEFENSE - 1.6%
Axon Enterprise, Inc.(a)	418	$85,477
Boeing Co. (The)(a)	3,078	575,032
General Dynamics Corp.	1,529	368,963
Howmet Aerospace, Inc.	2,863	126,258
Huntington Ingalls Industries, Inc.	169	37,150
L3Harris Technologies, Inc.	1,080	193,763
Lockheed Martin Corp.	1,420	645,589
Northrop Grumman Corp.	868	409,201
RTX Corp.	8,614	701,093
Textron, Inc.	790	60,040
TransDigm Group, Inc.(a)	274	226,897

		3,429,463

AIR FREIGHT & LOGISTICS - 0.7%
C.H. Robinson Worldwide, Inc.	2,808	229,779
Expeditors International of Washington, Inc.	2,793	305,135
FedEx Corp.	1,311	314,771
United Parcel Service, Inc., Class B	4,081	576,441

		1,426,126

AUTOMOBILE COMPONENTS - 0.2%
Aptiv PLC(a)	3,084	268,925
BorgWarner, Inc.	1,280	47,232

		316,157

AUTOMOBILES - 1.6%
Ford Motor Co.	24,591	239,762
General Motors Co.	6,180	174,276
Tesla, Inc.(a)	15,093	3,031,278

		3,445,316

BANKS - 2.7%
Bank of America Corp.	40,676	1,071,406
Citigroup, Inc.	10,192	402,482
Citizens Financial Group, Inc.	2,290	53,655
Comerica, Inc.	231	9,101
Fifth Third Bancorp	5,090	120,684
Huntington Bancshares, Inc.	12,350	119,177
JPMorgan Chase & Co.	16,229	2,256,805
KeyCorp	7,900	80,738
M&T Bank Corp.	545	61,449
PNC Financial Services Group, Inc. (The)	1,499	171,590
Regions Financial Corp.	7,892	114,671
Truist Financial Corp.	7,110	201,640
U.S. Bancorp	7,905	252,011

	Shares	Value

Wells Fargo & Co.	20,922	$832,068
Zions Bancorp	325	10,026

		5,757,503

BEVERAGES - 1.8%
Coca-Cola Co. (The)	28,460	1,607,705
Keurig Dr Pepper, Inc.	5,015	152,105
Monster Beverage Corp.(a)	6,480	331,128
PepsiCo, Inc.	10,232	1,670,681

		3,761,619

BIOTECHNOLOGY - 1.2%
Amgen, Inc.	3,912	1,000,299
Biogen, Inc.(a)	1,618	384,340
Gilead Sciences, Inc.	10,467	822,078
Incyte Corp.(a)	3,630	195,766
Moderna, Inc.(a)	2,191	166,428

		2,568,911

BROADLINE RETAIL - 3.2%
Amazon.com, Inc.(a)	50,004	6,655,033
eBay, Inc.	3,701	145,190
Etsy, Inc.(a)	424	26,415

		6,826,638

BUILDING PRODUCTS - 0.6%
A.O. Smith Corp.	1,000	69,760
Allegion PLC	263	25,869
Carrier Global Corp.	5,330	254,028
Johnson Controls International PLC	7,621	373,581
Masco Corp.	1,841	95,898
Trane Technologies PLC	2,449	466,069

		1,285,205

CAPITAL MARKETS - 2.8%
Ameriprise Financial, Inc.	549	172,699
Bank of New York Mellon Corp. (The)	5,081	215,943
BlackRock, Inc.	783	479,415
Blackstone, Inc.	3,708	342,434
Cboe Global Markets, Inc.	1,028	168,479
Charles Schwab Corp. (The)	8,462	440,362
CME Group, Inc.	2,366	505,046
FactSet Research Systems, Inc.	256	110,564
Franklin Resources, Inc.	2,300	52,417
Goldman Sachs Group, Inc. (The)	1,735	526,763
Intercontinental Exchange, Inc.	3,417	367,122
Invesco Ltd.	2,500	32,425
MarketAxess Holdings, Inc.	211	45,101
Moody’s Corp.	905	278,740

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Morgan Stanley	7,464	$528,601
MSCI, Inc.	402	189,563
Nasdaq, Inc.	5,869	291,102
Northern Trust Corp.	1,290	85,024
Raymond James Financial, Inc.	1,290	123,118
S&P Global, Inc.	1,809	631,902
State Street Corp.	1,901	122,862
T. Rowe Price Group, Inc.	1,119	101,270

		5,810,952

CHEMICALS - 1.6%
Air Products and Chemicals, Inc.	1,260	355,874
Albemarle Corp.	548	69,475
CF Industries Holdings, Inc.	1,148	91,588
Corteva, Inc.	4,686	225,584
Dow, Inc.	4,715	227,923
DuPont de Nemours, Inc.	2,831	206,323
Ecolab, Inc.	1,635	274,255
FMC Corp.	650	34,580
International Flavors & Fragrances, Inc.	1,480	101,158
Linde PLC	2,835	1,083,424
LyondellBasell Industries N.V., Class A	1,530	138,067
Mosaic Co. (The)	2,160	70,157
PPG Industries, Inc.	1,288	158,128
Sherwin-Williams Co. (The)	1,351	321,822

		3,358,358

COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cintas Corp.	610	309,343
Copart, Inc.(a)	5,166	224,825
Republic Services, Inc.	1,806	268,173
Rollins, Inc.	2,895	108,881
Veralto Corp.(a)	1,654	114,126
Waste Management, Inc.	2,837	466,204

		1,491,552

COMMUNICATIONS EQUIPMENT - 1.1%
Arista Networks, Inc.(a)	1,404	281,320
Cisco Systems, Inc.	28,878	1,505,410
F5, Inc.(a)	270	40,929
Juniper Networks, Inc.	6,334	170,511
Motorola Solutions, Inc.	1,129	314,381

		2,312,551

CONSTRUCTION & ENGINEERING - 0.1%
Quanta Services, Inc.	749	125,173

CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	291	119,001
Vulcan Materials Co.	824	161,908

		280,909

	Shares	Value

CONSUMER FINANCE - 0.4%
American Express Co.	3,362	$490,953
Capital One Financial Corp.	1,528	154,771
Discover Financial Services	1,167	95,787
Synchrony Financial	7,009	196,603

		938,114

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Costco Wholesale Corp.	2,622	1,448,498
Dollar General Corp.	1,264	150,466
Dollar Tree, Inc.(a)	1,221	135,641
Kroger Co. (The)	4,672	211,969
Sysco Corp.	3,228	214,630
Target Corp.	4,355	482,490
Walgreens Boots Alliance, Inc.	4,509	95,050
Walmart, Inc.	9,121	1,490,462

		4,229,206

CONTAINERS & PACKAGING - 0.5%
Amcor PLC	31,380	278,968
Avery Dennison Corp.	1,620	281,994
Ball Corp.	5,548	267,136
International Paper Co.	3,089	104,192
Packaging Corp. of America	533	81,576
Sealed Air Corp.	1,390	42,798
Westrock Co.	2,099	75,417

		1,132,081

DISTRIBUTORS - 0.3%
Genuine Parts Co.	824	106,181
LKQ Corp.	5,803	254,868
Pool Corp.	767	242,195

		603,244

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc.	46,937	722,830
Verizon Communications, Inc.	26,340	925,324

		1,648,154

ELECTRIC UTILITIES - 1.8%
Alliant Energy Corp.	2,090	101,971
American Electric Power Co., Inc.	3,215	242,861
Constellation Energy Corp.	1,903	214,887
Duke Energy Corp.	5,124	455,472
Edison International	2,390	150,713
Entergy Corp.	960	91,766
Evergy, Inc.	1,840	90,418
Eversource Energy	2,356	126,729
Exelon Corp.	7,262	282,782
FirstEnergy Corp.	4,259	151,621
NextEra Energy, Inc.	11,605	676,572
NRG Energy, Inc.	1,595	67,596

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value

PG&E Corp.(a)	8,106	$132,128
Pinnacle West Capital Corp.	510	37,832
PPL Corp.	7,780	191,155
Southern Co. (The)	7,424	499,635
Xcel Energy, Inc.	3,882	230,086

		3,744,224

ELECTRICAL EQUIPMENT - 0.5%
AMETEK, Inc.	1,335	187,928
Eaton Corp. PLC	2,236	464,887
Emerson Electric Co.	3,385	301,163
Generac Holdings, Inc.(a)	128	10,761
Rockwell Automation, Inc.	591	155,321

		1,120,060

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp., Class A	4,001	322,281
CDW Corp.	866	173,546
Corning, Inc.	5,970	159,757
Keysight Technologies, Inc.(a)	2,547	310,861
TE Connectivity Ltd.	1,710	201,524
Teledyne Technologies, Inc.(a)	262	98,143
Trimble, Inc.(a)	4,690	221,040
Zebra Technologies Corp., Class A(a)	145	30,367

		1,517,519

ENERGY EQUIPMENT & SERVICES - 0.4%
Baker Hughes Co.	5,217	179,569
Halliburton Co.	4,080	160,507
Schlumberger N.V.	7,989	444,668

		784,744

ENTERTAINMENT - 1.1%
Electronic Arts, Inc.	3,302	408,755
Live Nation, Inc.(a)	740	59,215
Netflix, Inc.(a)	2,415	994,231
Walt Disney Co. (The)(a)	9,936	810,678
Warner Bros Discovery, Inc.(a)	13,884	138,007

		2,410,886

FINANCIAL SERVICES - 4.1%
Berkshire Hathaway, Inc., Class B(a)	10,367	3,538,568
Fidelity National Information Services, Inc.	3,628	178,171
Fiserv, Inc.(a)	3,650	415,187
FleetCor Technologies, Inc.(a)	378	85,114
Global Payments, Inc.	1,307	138,829
Jack Henry & Associates, Inc.	446	62,882
Mastercard, Inc., Class A	4,799	1,806,104
PayPal Holdings, Inc.(a)	6,085	315,203
Visa, Inc., Class A	9,276	2,180,788

		8,720,846

	Shares	Value

FOOD PRODUCTS - 1.3%
Archer-Daniels-Midland Co.	3,251	$232,674
Bunge Ltd.	836	88,599
Campbell Soup Co.	2,700	109,107
Conagra Brands, Inc.	4,970	135,979
General Mills, Inc.	5,378	350,861
Hershey Co. (The)	1,472	275,779
Hormel Foods Corp.	4,450	144,848
J M Smucker Co. (The)	1,136	129,322
Kellanova	3,850	194,310
Kraft Heinz Co. (The)	6,176	194,297
Lamb Weston Holdings, Inc.	965	86,657
McCormick & Co., Inc.	1,739	111,122
Mondelez International, Inc., Class A	10,238	677,858
Tyson Foods, Inc., Class A	1,875	86,906

		2,818,319

GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	137,805

GROUND TRANSPORTATION - 0.9%
CSX Corp.	14,090	420,587
J.B. Hunt Transport Services, Inc.	1,630	280,148
Norfolk Southern Corp.	1,196	228,185
Old Dominion Freight Line, Inc.	487	183,433
Union Pacific Corp.	3,410	707,950

		1,820,303

HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Abbott Laboratories	11,615	1,098,198
Align Technology, Inc.(a)	411	75,867
Baxter International, Inc.	3,771	122,294
Becton, Dickinson and Co.	2,146	542,466
Boston Scientific Corp.(a)	12,299	629,586
Cooper Cos., Inc. (The)	1,172	365,371
DENTSPLY SIRONA, Inc.	1,853	56,350
Dexcom, Inc.(a)	2,330	206,974
Edwards Lifesciences Corp.(a)	6,745	429,791
GE HealthCare Technologies, Inc.	2,599	173,015
Hologic, Inc.(a)	2,143	141,802
IDEXX Laboratories, Inc.(a)	986	393,877
Insulet Corp.(a)	448	59,391
Intuitive Surgical, Inc.(a)	2,113	554,071
Medtronic PLC	8,697	613,660
ResMed, Inc.	1,025	144,751
STERIS PLC	776	162,944
Stryker Corp.	2,263	611,508

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Teleflex, Inc.	397	$73,346
Zimmer Holdings, Inc.	1,772	185,015

		6,640,277

HEALTH CARE PROVIDERS & SERVICES - 2.9%
Cardinal Health, Inc.	2,563	233,233
Cencora, Inc.	3,412	631,732
Cigna Group (The)	3,227	997,788
CVS Health Corp.	8,258	569,884
DaVita, Inc.(a)	635	49,041
Elevance Health, Inc.	3,376	1,519,504
Henry Schein, Inc.(a)	1,470	95,521
Humana, Inc.	1,520	796,009
Laboratory Corporation of America Holdings	971	193,938
McKesson Corp.	1,193	543,244
Molina Healthcare, Inc.(a)	993	330,619
Quest Diagnostics, Inc.	1,318	171,472

		6,131,985

HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Welltower, Inc.	3,226	269,726

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	95,868

HOTELS, RESTAURANTS & LEISURE - 1.9%
Airbnb, Inc., Class A(a)	2,203	260,593
Booking Holdings, Inc.(a)	199	555,122
Carnival Corp.(a)	6,190	70,937
Chipotle Mexican Grill, Inc.(a)	156	302,983
Domino’s Pizza, Inc.	203	68,815
Expedia Group, Inc.(a)	495	47,169
Hilton Worldwide Holdings, Inc.	1,330	201,535
Marriott International, Inc., Class A	1,518	286,234
McDonald’s Corp.	4,536	1,189,203
Norwegian Cruise Line Holdings Ltd.(a)	2,830	38,488
Royal Caribbean Cruises Ltd.(a)	1,041	88,204
Starbucks Corp.	6,462	596,055
Yum! Brands, Inc.	1,950	235,677

		3,941,015

HOUSEHOLD DURABLES - 0.2%
D.R. Horton, Inc.	1,638	171,007
Garmin Ltd.	1,008	103,350
Lennar Corp., Class A	636	67,848
Mohawk Industries, Inc.(a)	34	2,733
NVR, Inc.(a)	15	81,189
PulteGroup, Inc.	325	23,917
Whirlpool Corp.	42	4,392

		454,436

	Shares	Value

HOUSEHOLD PRODUCTS - 1.7%
Church & Dwight Co., Inc.	2,365	$215,073
Clorox Co. (The)	930	109,461
Colgate-Palmolive Co.	7,643	574,142
Kimberly-Clark Corp.	3,000	358,920
Procter & Gamble Co. (The)	14,898	2,235,147

		3,492,743

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%
AES Corp. (The)	5,250	78,225

INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	3,234	294,132
Honeywell International, Inc.	3,932	720,579

		1,014,711

INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	5,493	553,420

INSURANCE - 2.6%
Aflac, Inc.	4,288	334,936
Allstate Corp. (The)	1,669	213,849
American International Group, Inc.	4,254	260,813
Aon PLC, Class A	1,365	422,331
Arch Capital Group Ltd.(a)	2,274	197,110
Arthur J. Gallagher & Co.	1,719	404,807
Assurant, Inc.	324	48,244
Brown & Brown, Inc.	2,240	155,501
Chubb Ltd.	2,876	617,247
Cincinnati Financial Corp.	902	89,902
Everest Group Ltd.	355	140,445
Globe Life, Inc.	487	56,667
Hartford Financial Services Group, Inc. (The)	2,460	180,687
Loews Corp.	880	56,329
Marsh & McLennan Cos., Inc.	3,250	616,363
MetLife, Inc.	4,515	270,945
Principal Financial Group, Inc.	1,563	105,784
Progressive Corp. (The)	3,781	597,738
Prudential Financial, Inc.	2,200	201,168
Travelers Cos., Inc. (The)	1,757	294,192
W.R. Berkley Corp.	1,439	97,017
Willis Towers Watson PLC	673	158,754

		5,520,829

INTERACTIVE MEDIA & SERVICES - 5.4%
Alphabet, Inc., Class A(a)	32,790	4,068,583
Alphabet, Inc., Class C(a)	27,937	3,500,506

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Match Group, Inc.(a)	1,300	$44,980
Meta Platforms, Inc., Class A(a)	12,209	3,678,206

		11,292,275

IT SERVICES - 1.4%
Accenture PLC, Class A	4,361	1,295,610
Akamai Technologies, Inc.(a)	978	101,057
Cognizant Technology Solutions Corp., Class A	3,231	208,303
EPAM Systems, Inc.(a)	292	63,530
Gartner, Inc.(a)	448	148,754
International Business Machines Corp.	6,808	984,709
VeriSign, Inc.(a)	578	115,403

		2,917,366

LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	4,000	180,600

LIFE SCIENCES TOOLS & SERVICES - 1.7%
Agilent Technologies, Inc.	5,259	543,623
Bio-Rad Laboratories, Inc., Class A(a)	355	97,724
Bio-Techne Corp.	2,570	140,399
Danaher Corp.	5,576	1,070,704
Illumina, Inc.(a)	1,209	132,289
IQVIA Holdings, Inc.(a)	1,775	320,973
Mettler-Toledo International, Inc.(a)	498	490,630
Revvity, Inc.	1,738	143,993
Waters Corp.(a)	1,659	395,721
West Pharmaceutical Services, Inc.	659	209,753

		3,545,809

MACHINERY - 1.7%
Caterpillar, Inc.	2,808	634,748
Cummins, Inc.	731	158,115
Deere & Co.	1,494	545,848
Dover Corp.	730	94,864
Fortive Corp.	2,364	154,322
IDEX Corp.	390	74,650
Illinois Tool Works, Inc.	1,636	366,660
Ingersoll Rand, Inc.	4,697	285,014
Nordson Corp.	279	59,313
Otis Worldwide Corp.	2,776	214,335
PACCAR, Inc.	3,197	263,848
Parker-Hannifin Corp.	610	225,035
Pentair PLC	540	31,385
Snap-on, Inc.	292	75,319
Stanley Black & Decker, Inc.	182	15,479
Westinghouse Air Brake Technologies Corp.	820	86,936
Xylem, Inc.	3,259	304,847

		3,590,718

	Shares	Value

MEDIA - 0.9%
Charter Communications, Inc., Class A(a)	511	$205,831
Comcast Corp., Class A	24,353	1,005,535
Fox Corp., Class A	1,519	46,163
Fox Corp., Class B	3,263	91,070
Interpublic Group of Cos., Inc. (The)	7,870	223,508
News Corp., Class A	2,690	55,629
News Corp., Class B	1,680	36,019
Omnicom Group, Inc.	1,228	91,990
Paramount Global, Class B	3,380	36,774

		1,792,519

METALS & MINING - 0.3%
Freeport-McMoRan, Inc.	8,276	279,563
Newmont Corp.	4,980	186,601
Nucor Corp.	1,124	166,116
Steel Dynamics, Inc.	646	68,805

		701,085

MULTI-UTILITIES - 0.9%
Ameren Corp.	2,350	177,918
CenterPoint Energy, Inc.	5,180	139,238
CMS Energy Corp.	2,768	150,413
Consolidated Edison, Inc.	2,853	250,465
Dominion Energy, Inc.	5,070	204,422
DTE Energy Co.	1,020	98,308
NiSource, Inc.	4,370	109,949
Public Service Enterprise Group, Inc.	3,381	208,439
Sempra	3,920	274,518
WEC Energy Group, Inc.	2,545	207,138

		1,820,808

OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Alexandria Real Estate Equities, Inc.	686	63,887
Boston Properties, Inc.	3,037	162,692

		226,579

OIL, GAS & CONSUMABLE FUELS - 3.9%
APA Corp.	1,420	56,402
Chevron Corp.	10,204	1,487,029
ConocoPhillips	6,815	809,622
Coterra Energy, Inc.	4,790	131,725
Devon Energy Corp.	3,180	148,093
Diamondback Energy, Inc.	624	100,040
EOG Resources, Inc.	3,065	386,956
EQT Corp.	1,460	61,875
Exxon Mobil Corp.	22,737	2,406,711
Hess Corp.	1,407	203,171
Kinder Morgan, Inc.	18,540	300,348
Marathon Oil Corp.	5,060	138,189

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Marathon Petroleum Corp.	2,368	$358,160
Occidental Petroleum Corp.	3,985	246,313
ONEOK, Inc.	2,570	167,564
Phillips 66	2,469	281,639
Pioneer Natural Resources Co.	1,206	288,234
Targa Resources Corp.	730	61,035
Valero Energy Corp.	2,047	259,969
Williams Cos., Inc. (The)	8,984	309,049

		8,202,124

PASSENGER AIRLINES - 0.2%
Alaska Air Group, Inc.(a)	250	7,908
American Airlines Group, Inc.(a)	5,650	62,998
Delta Air Lines, Inc.	3,850	120,312
Southwest Airlines Co.	4,040	89,809
United Airlines Holdings, Inc.(a)	1,020	35,710

		316,737

PERSONAL CARE PRODUCTS - 0.2%
Estee Lauder Cos., Inc., (The) Class A	1,174	151,294
Kenvue, Inc.	10,007	186,130

		337,424

PHARMACEUTICALS - 1.7%
Catalent, Inc.(a)	1,385	47,630
Eli Lilly & Co.	4,893	2,710,380
Organon & Co.	3,400	50,286
Zoetis, Inc.	4,936	774,952

		3,583,248

PROFESSIONAL SERVICES - 1.0%
Automatic Data Processing, Inc.	3,450	752,859
Broadridge Financial Solutions, Inc.	1,972	336,502
Ceridian HCM Holding, Inc.(a)	660	42,247
Equifax, Inc.	599	101,572
Jacobs Solutions, Inc.	560	74,648
Paychex, Inc.	2,190	243,199
Paycom Software, Inc.	200	48,994
Robert Half, Inc.	3,354	250,779
Verisk Analytics, Inc.	928	210,990

		2,061,790

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	4,460	309,256
CoStar Group, Inc.(a)	2,200	161,502

		470,758

RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
AvalonBay Communities, Inc.	1,889	313,083
Camden Property Trust	380	32,254
Equity Residential	3,177	175,784
Essex Property Trust, Inc.	254	54,336

	Shares	Value

Mid-America Apartment Communities, Inc.	574	$67,818
UDR, Inc.	2,330	74,117

		717,392

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.4%
Federal Realty Investment Trust	2,198	200,436
Kimco Realty Corp.	5,150	92,391
Realty Income Corp.	3,880	183,834
Regency Centers Corp.	1,869	112,626
Simon Property Group, Inc.	1,690	185,714

		775,001

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
Advanced Micro Devices, Inc.(a)	8,687	855,669
Analog Devices, Inc.	2,847	447,918
Applied Materials, Inc.	6,400	847,040
Broadcom, Inc.	2,274	1,913,275
Enphase Energy, Inc.(a)	686	54,592
First Solar, Inc.(a)	553	78,775
Intel Corp.	29,539	1,078,173
KLA Corp.	701	329,260
Lam Research Corp.	1,047	615,866
Microchip Technology, Inc.	2,895	206,385
Micron Technology, Inc.	6,072	406,035
Monolithic Power Systems, Inc.	190	83,931
NVIDIA Corp.	14,040	5,725,512
NXP Semiconductors N.V.	1,211	208,813
ON Semiconductor Corp.(a)	2,054	128,663
Qorvo, Inc.(a)	230	20,107
QUALCOMM, Inc.	6,255	681,732
Skyworks Solutions, Inc.	560	48,574
SolarEdge Technologies, Inc.(a)	160	12,152
Teradyne, Inc.	810	67,449
Texas Instruments, Inc.	5,137	729,505

		14,539,426

SOFTWARE - 11.0%
Adobe, Inc.(a)	2,911	1,548,827
ANSYS, Inc.(a)	1,180	328,347
Autodesk, Inc.(a)	2,171	429,055
Cadence Design Systems, Inc.(a)	2,447	586,913
Fair Isaac Corp.(a)	144	121,805
Fortinet, Inc.(a)	4,000	228,680
Gen Digital, Inc.	6,866	114,387
Intuit, Inc.	1,940	960,203
Microsoft Corp.	41,745	14,114,402
Oracle Corp.	8,994	929,980
Palo Alto Networks, Inc.(a)	2,549	619,458

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value

PTC, Inc.(a)	781	$109,668
Roper Technologies, Inc.	711	347,373
Salesforce, Inc.(a)	6,562	1,317,846
ServiceNow, Inc.(a)	1,106	643,526
Synopsys, Inc.(a)	1,315	617,314
Tyler Technologies, Inc.(a)	218	81,292

		23,099,076

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.6%
American Tower Corp.	3,893	693,694
Crown Castle, Inc.	4,366	405,951
Digital Realty Trust, Inc.	3,477	432,400
Equinix, Inc.	829	604,871
Extra Space Storage, Inc.	1,120	116,021
Iron Mountain, Inc.	5,082	300,194
Public Storage	1,013	241,813
SBA Communications Corp.	1,573	328,175
VICI Properties, Inc.	3,562	99,380
Weyerhaeuser Co.	6,614	189,755

		3,412,254

SPECIALTY RETAIL - 2.5%
AutoZone, Inc.(a)	111	274,961
Bath & Body Works, Inc.	1,330	39,435
Best Buy Co., Inc.	3,907	261,066
CarMax, Inc.(a)	3,327	203,246
Home Depot, Inc. (The)	6,432	1,831,126
Lowe’s Cos., Inc.	4,353	829,551
O’Reilly Automotive, Inc.(a)	408	379,620
Ross Stores, Inc.	1,790	207,586
TJX Cos., Inc. (The)	7,055	621,334
Tractor Supply Co.	1,693	326,004
Ulta Beauty, Inc.(a)	872	332,502

		5,306,431

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.2%
Apple, Inc.	81,268	13,878,136
Hewlett Packard Enterprise Co.	25,070	385,577
HP, Inc.	13,136	345,871
NetApp, Inc.	1,425	103,712
Seagate Technology Holdings PLC	4,145	282,896
Western Digital Corp.(a)	6,336	254,390

		15,250,582

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc., Class B	6,677	686,195
Ralph Lauren Corp.	80	9,002
Tapestry, Inc.	1,070	29,489
VF Corp.	10,854	159,880

		884,566

	Shares	Value

TRADING COMPANIES & DISTRIBUTORS - 0.4%
Fastenal Co.	4,234	$247,011
United Rentals, Inc.	188	76,379
W.W. Grainger, Inc.	567	413,814

		737,204

WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,459	171,651

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.(a)	4,414	634,998

TOTAL COMMON STOCKS (COST $194,608,804)		208,583,594

RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(b)(c)	373	—

TOTAL RIGHTS (COST $—)		—

MONEY MARKET FUND - 1.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(d)	2,145,082	2,145,082

TOTAL MONEY MARKET FUND (COST $2,145,082)		2,145,082

TOTAL INVESTMENTS (COST $196,753,886) - 100.1%		210,728,676

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(112,368)

NET ASSETS - 100.0%		$210,616,308

(a)	Represents non-income producing security.

(b)	Security is a Level 3 investment.

(c)	Amounts designated as “—” are $0 or have been rounded to $0.

(d)	7-day current yield as of October 31, 2023 is disclosed.

MSCI — Morgan Stanley Capital International

N.V. — Naamloze Vennootschap

PLC — Public Limited Company

S&P — Standard & Poor’s

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*

Banks	6.1%
Machinery	4.6
Oil, Gas & Consumable Fuels	4.3
Insurance	4.3
Electronic Equipment, Instruments & Components	4.0
Specialty Retail	3.8
Building Products	3.3
Professional Services	3.0
Software	2.9
Health Care Equipment & Supplies	2.7
Semiconductors & Semiconductor Equipment	2.6
Health Care Providers & Services	2.4
Metals & Mining	2.3
Chemicals	2.2
Household Durables	2.2
Hotels, Restaurants & Leisure	2.2
Capital Markets	2.1
Textiles, Apparel & Luxury Goods	2.0
Ground Transportation	1.8
Commercial Services & Supplies	1.7
Construction & Engineering	1.7
Retail Real Estate Investment Trusts	1.7
Financial Services	1.7
Food Products	1.5
Automobile Components	1.5
Energy Equipment & Services	1.5
Biotechnology	1.5
Specialized Real Estate Investment Trusts	1.4
Trading Companies & Distributors	1.4
Containers & Packaging	1.3
Aerospace & Defense	1.2
Diversified Consumer Services	1.2
Consumer Staples Distribution & Retail	1.1
Electrical Equipment	1.1
Industrial Real Estate Investment Trusts	1.0
Leisure Products	0.9
Electric Utilities	0.9

Industry Diversification	Percent*

Pharmaceuticals	0.8%
Life Sciences Tools & Services	0.8
Gas Utilities	0.8
Media	0.8
Mortgage Real Estate Investment Trusts	0.8
Residential Real Estate Investment Trusts	0.8
Office Real Estate Investment Trusts	0.8
Money Market Fund	0.7
Consumer Finance	0.7
Communications Equipment	0.7
Personal Care Products	0.7
IT Services	0.6
Water Utilities	0.6
Real Estate Management & Development	0.6
Health Care Real Estate Investment Trusts	0.5
Interactive Media & Services	0.5
Diversified Telecommunication Services	0.5
Independent Power and Renewable Electricity Producers	0.4
Technology Hardware, Storage & Peripherals	0.4
Hotel & Resort Real Estate Investment Trusts	0.4
Broadline Retail	0.4
Automobiles	0.4
Beverages	0.4
Entertainment	0.3
Air Freight & Logistics	0.3
Health Care Technology	0.3
Multi-Utilities	0.3
Construction Materials	0.3
Diversified Real Estate Investment Trusts	0.3
Household Products	0.3
Marine Transportation	0.2
Paper & Forest Products	0.2
Passenger Airlines	0.2
Wireless Telecommunication Services	0.1

Total Investments	100.0%

*	Percentages indicated are based on net assets as of October 31, 2023.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS - 99.3%

AEROSPACE & DEFENSE - 1.2%
AAR Corp.(a)	1,870	$111,003
AeroVironment, Inc.(a)	1,309	150,090
BWX Technologies, Inc.	4,408	327,426
Curtiss-Wright Corp.	1,963	390,264
Hexcel Corp.	4,173	258,392
Kaman Corp.	1,770	32,940
Mercury Systems, Inc.(a)	2,839	102,147
Moog, Inc., Class A	1,512	175,468
National Presto Industries, Inc.	219	16,371
Triumph Group, Inc.(a)	3,570	26,632
Woodward, Inc.	2,980	371,606

		1,962,339

AIR FREIGHT & LOGISTICS - 0.3%
Forward Air Corp.	1,333	85,859
GXO Logistics, Inc.(a)	5,806	293,261
Hub Group, Inc., Class A(a)	1,728	118,800

		497,920

AUTOMOBILE COMPONENTS - 1.5%
Adient PLC(a)	4,709	158,646
American Axle & Manufacturing Holdings, Inc.(a)	6,850	46,237
Autoliv, Inc.	3,875	355,144
Dana, Inc.	7,151	82,093
Dorman Products, Inc.(a)	1,537	95,571
Fox Factory Holding Corp.(a)	2,162	176,138
Gentex Corp.	12,176	349,208
Gentherm, Inc.(a)	1,734	69,741
Goodyear Tire & Rubber Co. (The)(a)	15,512	184,593
LCI Industries	1,283	139,193
Lear Corp.	2,926	379,678
Patrick Industries, Inc.	1,101	82,740
Phinia, Inc.	1,197	30,978
Standard Motor Products, Inc.	1,160	40,519
Visteon Corp.(a)	1,398	160,952
XPEL, Inc.(a)	1,144	52,967

		2,404,398

AUTOMOBILES - 0.4%
Harley-Davidson, Inc.	11,302	303,459
Thor Industries, Inc.	2,621	230,464
Winnebago Industries, Inc.	1,666	96,545

		630,468

BANKS - 6.1%
Ameris Bancorp	3,208	119,658
Associated Banc-Corp	7,939	128,691
Atlantic Union Bankshares Corp.	1,684	48,516

	Shares	Value

Axos Financial, Inc.(a)	2,562	$92,309
Banc of California, Inc.	2,870	32,173
BancFirst Corp.	820	66,510
Bancorp, Inc. (The)(a)	2,976	106,094
Bank of Hawaii Corp.	1,868	92,260
Bank OZK	4,948	177,188
BankUnited, Inc.	3,829	83,510
Banner Corp.	1,719	72,559
Berkshire Hills Bancorp, Inc.	2,660	52,163
Brookline Bancorp, Inc.	6,100	49,654
Cadence Bank	9,945	210,635
Capitol Federal Financial, Inc.	6,050	31,460
Cathay General Bancorp	2,917	98,915
Central Pacific Financial Corp.	1,180	18,620
City Holding Co.	534	48,477
Columbia Banking System, Inc.	11,557	227,326
Commerce Bancshares, Inc.	5,144	225,616
Community Bank System, Inc.	2,540	101,473
Cullen/Frost Bankers, Inc.	2,873	261,414
Customers Bancorp, Inc.(a)	1,690	67,955
CVB Financial Corp.	7,440	116,213
Dime Community Bancshares, Inc., Class B	2,282	41,966
Eagle Bancorp, Inc.	1,440	28,051
East West Bancorp, Inc.	6,467	346,761
F.N.B. Corp.	20,435	218,450
FB Financial Corp.	2,273	66,758
First Bancorp	1,870	54,267
First BanCorp (New York Exchange)	11,462	153,018
First Commonwealth Financial Corp.	4,960	60,413
First Financial Bancorp	4,760	88,060
First Financial Bankshares, Inc.	6,616	159,115
First Hawaiian, Inc.	6,464	115,899
First Horizon Corp.	29,159	313,459
Fulton Financial Corp.	11,140	144,709
Glacier Bancorp, Inc.	5,472	165,200
Hancock Whitney Corp.	3,851	132,590
Hanmi Financial Corp.	1,901	27,907
Heritage Financial Corp.	1,430	23,266
Hilltop Holdings, Inc.	3,183	87,914
Home Bancshares, Inc.	9,688	198,120
Hope Bancorp, Inc.	8,372	73,339
Independent Bank Corp.	2,058	100,430
Independent Bank Group, Inc.	1,750	61,862
International Bancshares Corp.	2,777	121,716
Lakeland Financial Corp.	1,232	60,676
National Bank Holdings Corp., Class A	1,800	56,124
NBT Bancorp, Inc.	2,040	68,279

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

New York Community Bancorp, Inc.	37,350	$354,078
Northfield Bancorp, Inc.	4,010	34,486
Northwest Bancshares, Inc.	4,090	42,618
OFG Bancorp	2,890	85,602
Old National Bancorp	16,416	224,899
Pacific Premier Bancorp, Inc.	4,668	88,692
PacWest Bancorp	6,950	49,206
Park National Corp.	540	54,751
Pathward Financial, Inc.	1,472	66,667
Pinnacle Financial Partners, Inc.	3,388	211,276
Preferred Bank	394	23,471
Prosperity Bancshares, Inc.	4,151	226,396
Provident Financial Services, Inc.	3,730	52,406
Renasant Corp.	3,230	78,780
S&T Bancorp, Inc.	1,690	43,534
Seacoast Banking Corp. of Florida	3,510	70,937
ServisFirst Bancshares, Inc.	2,518	118,749
Simmons First National Corp., Class A	6,574	93,417
Southside Bancshares, Inc.	1,884	50,303
SouthState Corp.	3,271	216,213
Stellar Bancorp, Inc.	3,439	74,764
Synovus Financial Corp.	7,300	190,311
Texas Capital Bancshares, Inc.(a)	2,119	116,672
Tompkins Financial Corp.	479	23,988
Triumph Financial, Inc.(a)	1,149	71,525
TrustCo Bank Corp. NY	800	20,424
Trustmark Corp.	3,420	68,776
UMB Financial Corp.	2,045	128,262
United Bankshares, Inc.	6,921	196,833
United Community Banks, Inc.	5,632	124,411
Valley National Bancorp	22,624	176,015
Veritex Holdings, Inc.	2,803	48,268
WaFd, Inc.	3,255	80,333
Webster Financial Corp.	8,214	311,886
Westamerica BanCorp	1,384	65,380
Wintrust Financial Corp.	2,616	195,389
WSFS Financial Corp.	2,639	93,421

		9,670,877

BEVERAGES - 0.4%
Celsius Holdings, Inc.(a)	2,534	385,396
Coca-Cola Consolidated, Inc.	261	166,103
National Beverage Corp.(a)	1,540	71,425

		622,924

BIOTECHNOLOGY - 1.5%
Arcus Biosciences, Inc.(a)	3,030	47,601
Arrowhead Pharmaceuticals, Inc.(a)	5,623	138,270
Avid Bioservices, Inc.(a)	3,521	21,654

	Shares	Value

Catalyst Pharmaceuticals, Inc.(a)	5,390	$66,890
Cytokinetics, Inc.(a)	5,110	178,135
Dynavax Technologies Corp.(a)	6,528	92,763
Exelixis, Inc.(a)	17,599	362,364
Ironwood Pharmaceuticals, Inc.(a)	7,030	63,059
Myriad Genetics, Inc.(a)	4,317	67,259
Neurocrine Biosciences, Inc.(a)	4,980	552,481
REGENXBIO, Inc.(a)	2,560	32,998
United Therapeutics Corp.(a)	2,402	535,310
Vericel Corp.(a)	2,591	91,151
Vir Biotechnology, Inc.(a)	4,180	33,147
Xencor, Inc.(a)	3,272	56,769

		2,339,851

BROADLINE RETAIL - 0.4%
Kohl’s Corp.	5,934	133,812
Macy’s, Inc.	15,100	183,918
Nordstrom, Inc.	5,879	82,189
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,060	236,354

		636,273

BUILDING PRODUCTS - 3.3%
AAON, Inc.	3,479	189,536
Advanced Drainage Systems, Inc.	3,650	389,930
American Woodmark Corp.(a)	786	52,843
Apogee Enterprises, Inc.	1,260	54,079
AZZ, Inc.	1,434	67,785
Builders FirstSource, Inc.(a)	6,322	686,064
Carlisle Cos., Inc.	2,589	657,839
Fortune Brands Innovations, Inc.	6,181	344,900
Gibraltar Industries, Inc.(a)	1,569	95,489
Griffon Corp.	3,010	120,219
Hayward Holdings, Inc.(a)	3,724	39,102
Insteel Industries, Inc.	960	26,794
Lennox International, Inc.	1,716	635,847
Masterbrand, Inc.(a)	4,058	45,084
Owens Corning	4,470	506,764
PGT Innovations, Inc.(a)	3,463	103,682
Quanex Building Products Corp.	2,025	54,371
Resideo Technologies, Inc.(a)	17,325	250,866
Simpson Manufacturing Co., Inc.	2,102	279,944
Trex Co., Inc.(a)	5,294	297,576
UFP Industries, Inc.	2,907	276,659

		5,175,373

CAPITAL MARKETS - 2.1%
Affiliated Managers Group, Inc.	1,768	217,040
Artisan Partners Asset Management, Inc., Class A	2,359	77,847
Avantax, Inc.(a)	2,749	70,952

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

B. Riley Financial, Inc.	1,071	$38,781
Brightsphere Investment Group, Inc.	2,520	39,463
Donnelley Financial Solutions, Inc.(a)	1,606	87,415
Evercore, Inc., Class A	1,835	238,880
Federated Hermes, Inc.	4,553	144,330
Interactive Brokers Group, Inc., Class A	5,337	427,334
Janus Henderson Group PLC	11,710	270,150
Jefferies Financial Group, Inc.	9,654	310,666
Moelis & Co., Class A	2,588	107,764
Morningstar, Inc.	1,389	351,750
Piper Sandler Cos.	818	114,397
SEI Investments Co.	5,255	281,983
Stifel Financial Corp.	5,234	298,338
StoneX Group, Inc.(a)	991	94,462
Virtus Investment Partners, Inc.	373	68,718
WisdomTree, Inc.	6,910	42,842

		3,283,112

CHEMICALS - 2.2%
AdvanSix, Inc.	1,540	42,427
Ashland, Inc.	2,591	198,548
Avient Corp.	4,516	142,796
Axalta Coating Systems Ltd.(a)	8,594	225,421
Balchem Corp.	1,641	190,750
Cabot Corp.	2,717	180,626
Chemours Co. (The)	7,443	179,451
H.B. Fuller Co.	2,830	187,204
Hawkins, Inc.	978	56,167
Ingevity Corp.(a)	1,844	74,276
Innospec, Inc.	1,165	114,170
Koppers Holdings, Inc.	1,350	49,370
Livent Corp.(a)	9,375	136,781
Minerals Technologies, Inc.	1,683	90,983
NewMarket Corp.	378	182,253
Olin Corp.	6,353	271,400
Quaker Chemical Corp.	754	108,365
RPM International, Inc.	6,324	577,191
Scotts Miracle-Gro Co. (The)	2,248	99,901
Sensient Technologies Corp.	2,249	126,889
Stepan Co.	1,049	78,465
Westlake Corp.	1,728	199,342

		3,512,776

COMMERCIAL SERVICES & SUPPLIES - 1.7%
ABM Industries, Inc.	3,503	137,808
Brady Corp., Class A	2,604	134,002
Brink’s Co. (The)	2,478	165,679

	Shares	Value

Clean Harbors, Inc.(a)	2,583	$396,930
Corecivic, Inc.(a)	6,577	83,528
Deluxe Corp.	2,730	46,547
Enviri Corp.(a)	5,250	30,135
Geo Group, Inc. (The)(a)	7,434	64,973
Healthcare Services Group, Inc.	4,472	42,484
HNI Corp.	2,470	85,684
Interface, Inc.	3,860	34,315
Liquidity Services, Inc.(a)	1,830	35,264
Matthews International Corp., Class A	1,816	64,359
MillerKnoll, Inc.	4,278	100,533
MSA Safety, Inc.	1,838	290,183
OPENLANE, Inc.(a)	5,891	79,116
Pitney Bowes, Inc.	11,310	36,531
Stericycle, Inc.(a)	4,577	188,755
Tetra Tech, Inc.	2,738	413,192
UniFirst Corp.	728	119,705
Vestis Corp.(a)	6,657	101,786
Viad Corp.(a)	1,338	32,420

		2,683,929

COMMUNICATIONS EQUIPMENT - 0.7%
ADTRAN Holdings, Inc.	4,010	26,346
Calix, Inc.(a)	2,883	95,485
Ciena Corp.(a)	7,515	317,133
Clearfield, Inc.(a)	752	18,063
Digi International, Inc.(a)	2,020	50,864
Extreme Networks, Inc.(a)	6,896	142,195
Harmonic, Inc.(a)	5,853	63,154
Lumentum Holdings, Inc.(a)	3,391	132,961
NetScout Systems, Inc.(a)	3,590	78,370
Viasat, Inc.(a)	3,933	72,524
Viavi Solutions, Inc.(a)	14,010	108,998

		1,106,093

CONSTRUCTION & ENGINEERING - 1.7%
AECOM	6,697	512,655
Arcosa, Inc.	2,492	172,123
Comfort Systems USA, Inc.	1,846	335,695
Dycom Industries, Inc.(a)	1,465	124,789
EMCOR Group, Inc.	2,380	491,827
Fluor Corp.(a)	7,100	236,359
Granite Construction, Inc.	2,452	99,257
MasTec, Inc.(a)	3,003	178,498
MDU Resources Group, Inc.	10,521	195,796

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

MYR Group, Inc.(a)	806	$93,359
Valmont Industries, Inc.	1,057	208,134

		2,648,492

CONSTRUCTION MATERIALS - 0.3%
Eagle Materials, Inc.	1,812	278,885
Knife River Corp.(a)	2,630	132,342

		411,227

CONSUMER FINANCE - 0.7%
Ally Financial, Inc.	11,561	279,661
Bread Financial Holdings, Inc.	2,530	68,386
Encore Capital Group, Inc.(a)	1,373	51,735
Enova International, Inc.(a)	1,722	68,673
EZCORP, Inc., Class A(a)	3,780	30,996
FirstCash Holdings, Inc.	2,016	219,583
Green Dot Corp., Class A(a)	3,060	34,211
Navient Corp.	5,911	94,044
PRA Group, Inc.(a)	2,305	28,374
PROG Holdings, Inc.(a)	2,479	67,900
SLM Corp.	13,630	177,190
World Acceptance Corp.(a)	183	18,047

		1,138,800

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Andersons, Inc. (The)	1,771	88,780
BJ’s Wholesale Club Holdings, Inc.(a)	6,981	475,546
Chefs’ Warehouse, Inc. (The)(a)	2,222	42,285
Grocery Outlet Holding Corp.(a)	5,084	140,674
PriceSmart, Inc.	1,557	97,297
SpartanNash Co.	2,424	54,516
Sprouts Farmers Market, Inc.(a)	5,571	234,093
United Natural Foods, Inc.(a)	3,380	49,280
US Foods Holding Corp.(a)	15,252	593,913

		1,776,384

CONTAINERS & PACKAGING - 1.3%
AptarGroup, Inc.	3,100	379,037
Berry Global Group, Inc.	5,678	312,290
Crown Holdings, Inc.	5,949	479,489
Graphic Packaging Holding Co.	12,278	264,100
Greif, Inc., Class A	1,462	92,837
Myers Industries, Inc.	1,870	31,360
O-I Glass, Inc.(a)	8,295	128,158
Silgan Holdings, Inc.	4,371	175,102
Sonoco Products Co.	4,865	252,056

		2,114,429

DIVERSIFIED CONSUMER SERVICES - 1.2%
Adtalem Global Education, Inc.(a)	2,596	134,473
Frontdoor, Inc.(a)	9,609	277,988

	Shares	Value

Graham Holdings Co., Class B	243	$140,629
Grand Canyon Education, Inc.(a)	1,709	202,226
H&R Block, Inc.	7,992	328,071
Mister Car Wash, Inc.(a)	6,790	35,308
Perdoceo Education Corp.	4,920	89,003
Service Corp. International	7,845	426,925
Strategic Education, Inc.	1,346	110,789
Stride, Inc.(a)	2,459	135,196

		1,880,608

DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.3%
Alexander & Baldwin, Inc.	4,923	77,784
American Assets Trust, Inc.	3,540	62,835
Armada Hoffler Properties, Inc.	4,940	49,202
Essential Properties Realty Trust, Inc.	7,880	172,966
Global Net Lease, Inc.	5,720	45,417

		408,204

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
ATN International, Inc.	686	21,232
Cogent Communications Holdings, Inc.	2,470	160,500
Consolidated Communications Holdings, Inc.(a)	6,340	26,438
Frontier Communications Parent, Inc.(a)	12,136	217,477
Iridium Communications, Inc.	6,328	234,452
Shenandoah Telecommunications Co.	2,630	62,226

		722,325

ELECTRIC UTILITIES - 0.9%
ALLETE, Inc.	2,929	156,819
IDACORP, Inc.	2,583	244,636
OGE Energy Corp.	11,565	395,523
Otter Tail Corp.	2,260	173,884
PNM Resources, Inc.	4,875	206,018
Portland General Electric Co.	5,100	204,102

		1,380,982

ELECTRICAL EQUIPMENT - 1.1%
Acuity Brands, Inc.	1,525	247,004
Encore Wire Corp.	856	153,078
EnerSys	1,971	168,678
nVent Electric PLC	8,150	392,260
Powell Industries, Inc.	490	37,559
Regal Rexnord Corp.	3,303	391,108
Sensata Technologies Holding PLC	5,905	188,251
SunPower Corp.(a)	4,613	19,698
Sunrun, Inc.(a)	11,138	107,482
Vicor Corp.(a)	1,199	46,449

		1,751,567

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
Advanced Energy Industries, Inc.	1,889	$164,834
Arlo Technologies, Inc.(a)	5,581	47,383
Arrow Electronics, Inc.(a)	2,653	300,877
Avnet, Inc.	8,051	373,003
Badger Meter, Inc.	2,638	365,495
Belden, Inc.	2,257	160,021
Benchmark Electronics, Inc.	7,042	170,487
Cognex Corp.	8,454	304,259
Coherent Corp.(a)	6,526	193,170
Crane NXT Co.	2,873	149,396
CTS Corp.	1,743	65,206
ePlus, Inc.(a)	1,411	88,188
Fabrinet(a)	1,852	287,060
Insight Enterprises, Inc.(a)	1,809	259,230
IPG Photonics Corp.(a)	1,504	129,194
Itron, Inc.(a)	4,761	272,710
Jabil, Inc.	6,589	809,129
Knowles Corp.(a)	5,710	74,173
Littelfuse, Inc.	1,249	270,621
Methode Electronics, Inc.	2,090	47,798
Novanta, Inc.(a)	2,965	391,558
OSI Systems, Inc.(a)	835	87,065
PC Connection, Inc.	730	39,113
Plexus Corp.(a)	3,222	316,787
Rogers Corp.(a)	901	110,724
Sanmina Corp.(a)	2,867	145,844
ScanSource, Inc.(a)	1,530	46,512
TD SYNNEX Corp.	2,758	252,853
TTM Technologies, Inc.(a)	6,480	74,455
Vishay Intertechnology, Inc.	6,180	137,443
Vontier Corp.	8,415	248,747

		6,383,335

ENERGY EQUIPMENT & SERVICES - 1.5%
Archrock, Inc.	7,289	92,352
Bristow Group, Inc.(a)	1,290	33,721
ChampionX Corp.	10,029	308,893
Core Laboratories, Inc.	2,630	56,335
Dril-Quip, Inc.(a)	1,791	38,793
Helix Energy Solutions Group, Inc.(a)	7,737	75,822
Helmerich & Payne, Inc.	4,752	188,037
Liberty Energy, Inc.	4,644	91,487
Nabors Industries Ltd.(a)	408	39,837
NOV, Inc.	21,160	422,353
Oceaneering International, Inc.(a)	5,418	119,142

	Shares	Value

Oil States International, Inc.(a)	4,840	$35,138
Patterson-UTI Energy, Inc.	15,877	201,638
ProPetro Holding Corp.(a)	6,670	69,902
RPC, Inc.	5,720	47,590
U.S. Silica Holdings, Inc.(a)	4,270	51,539
Valaris Ltd.(a)	3,091	204,130
Weatherford International PLC(a)	3,422	318,554

		2,395,263

ENTERTAINMENT - 0.3%
Cinemark Holdings, Inc.(a)	6,029	99,418
Madison Square Garden Sports Corp.(a)	858	144,264
Marcus Corp. (The)	1,710	26,574
TKO Group Holdings, Inc.	2,797	229,298

		499,554

FINANCIAL SERVICES - 1.7%
Essent Group Ltd.	5,525	261,001
Euronet Worldwide, Inc.(a)	2,428	186,567
EVERTEC, Inc.	3,561	113,169
Jackson Financial, Inc., Class A	3,507	128,742
MGIC Investment Corp.	15,990	269,272
Mr. Cooper Group, Inc.(a)	3,479	196,668
NCR Atleos Corp.(a)	3,660	80,728
NMI Holdings, Inc., Class A(a)	4,529	123,868
Payoneer Global, Inc.(a)	11,244	65,103
Radian Group, Inc.	5,324	134,910
Voya Financial, Inc.	5,256	350,943
Walker & Dunlop, Inc.	1,653	107,114
Western Union Co. (The)	21,251	239,924
WEX, Inc.(a)	2,189	364,425

		2,622,434

FOOD PRODUCTS - 1.5%
B&G Foods, Inc.	4,180	33,733
Calavo Growers, Inc.	1,030	26,100
Cal-Maine Foods, Inc.	2,241	101,540
Darling Ingredients, Inc.(a)	7,963	352,681
Flowers Foods, Inc.	11,375	249,454
Fresh Del Monte Produce, Inc.	2,440	61,000
Hain Celestial Group, Inc. (The)(a)	4,952	54,720
Hostess Brands, Inc.(a)	7,242	241,883
Ingredion, Inc.	3,249	304,041
J & J Snack Foods Corp.	830	129,986
John B. Sanfilippo & Son, Inc.	548	56,039
Lancaster Colony Corp.	1,096	185,410
Pilgrim’s Pride Corp.(a)	3,410	86,955
Post Holdings, Inc.(a)	2,772	222,536

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Simply Good Foods Co. (The)(a)	4,622	$172,354
Tootsie Roll Industries, Inc.	1,539	47,878
TreeHouse Foods, Inc.(a)	2,900	120,901

		2,447,211

GAS UTILITIES - 0.8%
Chesapeake Utilities Corp.	924	81,876
National Fuel Gas Co.	4,650	236,917
New Jersey Resources Corp.	5,204	211,178
Northwest Natural Holding Co.	1,790	65,711
ONE Gas, Inc.	2,767	167,127
Southwest Gas Holdings, Inc.	2,962	173,603
Spire, Inc.	2,710	150,757
UGI Corp.	11,324	235,539

		1,322,708

GROUND TRANSPORTATION - 1.8%
ArcBest Corp.	1,221	132,942
Avis Budget Group, Inc.(a)	1,965	319,902
Heartland Express, Inc.	2,983	34,782
Hertz Global Holdings, Inc.(a)	7,458	62,871
Knight-Swift Transportation Holdings, Inc.	8,032	392,684
Landstar System, Inc.	1,834	302,207
Marten Transport Ltd.	4,069	71,533
RXO, Inc.(a)	6,353	111,241
Ryder System, Inc.	3,815	372,115
Saia, Inc.(a)	1,378	493,999
Werner Enterprises, Inc.	3,400	123,488
XPO, Inc.(a)	5,706	432,572

		2,850,336

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Artivion, Inc.(a)	2,660	33,888
Avanos Medical, Inc.(a)	2,830	51,959
CONMED Corp.	1,644	160,224
Embecta Corp.	3,072	46,449
Enovis Corp.(a)	2,703	124,068
Envista Holdings Corp.(a)	8,891	206,894
Glaukos Corp.(a)	2,551	173,978
Globus Medical, Inc., Class A(a)	6,053	276,683
Haemonetics Corp.(a)	2,725	232,252
ICU Medical, Inc.(a)	1,122	110,023
Inari Medical, Inc.(a)	2,686	163,067
Integer Holdings Corp.(a)	1,853	150,408
Integra LifeSciences Holdings Corp.(a)	3,797	136,540
Lantheus Holdings, Inc.(a)	3,451	222,935
LeMaitre Vascular, Inc.	1,170	56,839
LivaNova PLC(a)	2,743	134,544
Masimo Corp.(a)	2,401	194,793

	Shares	Value

Merit Medical Systems, Inc.(a)	3,474	$238,803
Neogen Corp.(a)	10,598	157,804
Omnicell, Inc.(a)	2,402	85,367
OraSure Technologies, Inc.(a)	3,830	19,763
Orthofix Medical, Inc.(a)	1,110	12,254
Penumbra, Inc.(a)	1,988	380,006
QuidelOrtho Corp.(a)	2,639	161,190
Shockwave Medical, Inc.(a)	1,928	397,669
STAAR Surgical Co.(a)	2,803	117,221
Tandem Diabetes Care, Inc.(a)	3,437	59,460
UFP Technologies, Inc.(a)	365	56,911
Varex Imaging Corp.(a)	2,360	42,598

		4,204,590

HEALTH CARE PROVIDERS & SERVICES - 2.4%
Acadia Healthcare Co., Inc.(a)	4,778	351,231
AdaptHealth Corp.(a)	4,790	35,111
Addus HomeCare Corp.(a)	935	73,771
Agiliti, Inc.(a)	1,960	11,035
Amedisys, Inc.(a)	1,733	158,552
AMN Healthcare Services, Inc.(a)	2,025	153,616
Apollo Medical Holdings, Inc.(a)	2,320	72,407
Chemed Corp.	834	469,250
CorVel Corp.(a)	552	107,055
Cross Country Healthcare, Inc.(a)	2,009	46,528
Encompass Health Corp.	5,261	329,128
Enhabit, Inc.(a)	2,905	21,410
Ensign Group, Inc. (The)	3,026	292,312
Fulgent Genetics, Inc.(a)	1,320	31,601
HealthEquity, Inc.(a)	4,276	306,504
ModivCare, Inc.(a)	715	30,202
NeoGenomics, Inc.(a)	6,745	94,565
Option Care Health, Inc.(a)	9,030	250,402
Owens & Minor, Inc.(a)	12,530	179,555
Patterson Cos., Inc.	4,983	151,782
Premier, Inc., Class A	809	15,549
Privia Health Group, Inc.(a)	4,927	103,565
Progyny, Inc.(a)	4,166	128,563
R1 RCM, Inc.(a)	8,671	102,231
RadNet, Inc.(a)	3,160	85,194
Select Medical Holdings Corp.	5,951	135,266
U.S. Physical Therapy, Inc.	808	67,961

		3,804,346

HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.5%
CareTrust REIT, Inc.	5,808	124,988
Healthcare Realty Trust, Inc.	3,183	45,676
LTC Properties, Inc.	2,666	84,272

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Omega Healthcare Investors, Inc.	12,853	$425,434
Sabra Health Care REIT, Inc.	12,749	173,897

		854,267

HEALTH CARE TECHNOLOGY - 0.3%
Certara, Inc.(a)	5,476	66,753
Doximity, Inc., Class A(a)	5,763	117,738
HealthStream, Inc.	1,710	43,434
NextGen Healthcare, Inc.(a)	3,735	89,341
Schrodinger, Inc.(a)	2,787	60,478
Simulations Plus, Inc.	1,100	38,797
Veradigm, Inc.(a)	5,968	78,718

		495,259

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.4%
Chatham Lodging Trust	2,050	18,962
DiamondRock Hospitality Co.	13,625	105,321
Park Hotels & Resorts, Inc.	13,367	154,122
Pebblebrook Hotel Trust	8,031	95,810
Service Properties Trust	8,860	64,235
Summit Hotel Properties, Inc.	8,030	45,289
Sunstone Hotel Investors, Inc.	10,730	99,789
Xenia Hotels & Resorts, Inc.	6,695	77,863

		661,391

HOTELS, RESTAURANTS & LEISURE - 2.2%
Aramark	13,315	358,573
Choice Hotels International, Inc.	1,734	191,607
Dine Brands Global, Inc.	1,419	69,943
Hilton Grand Vacations, Inc.(a)	4,523	162,602
Hyatt Hotels Corp., Class A	2,594	265,729
Jack in the Box, Inc.	1,329	83,966
Marriott Vacations Worldwide Corp.	2,150	193,199
Papa John’s International, Inc.	1,990	129,390
Planet Fitness, Inc., Class A(a)	4,456	246,283
Sabre Corp.(a)	18,980	66,430
Shake Shack, Inc., Class A(a)	2,170	121,607
Six Flags Entertainment Corp.(a)	4,197	83,520
Travel + Leisure Co.	4,756	161,847
Vail Resorts, Inc.	2,071	439,570
Wendy’s Co. (The)	11,410	217,018
Wingstop, Inc.	1,599	292,249
Wyndham Hotels & Resorts, Inc.	4,701	340,352

		3,423,885

HOUSEHOLD DURABLES - 2.2%
Cavco Industries, Inc.(a)	477	119,016
Century Communities, Inc.	1,673	102,890
Ethan Allen Interiors, Inc.	1,520	39,915
Green Brick Partners, Inc.(a)	1,830	70,821
Helen of Troy Ltd.(a)	2,763	271,658

	Shares	Value

Installed Building Products, Inc.	1,375	$153,546
iRobot Corp.(a)	1,440	47,419
KB Home	5,780	255,476
La-Z-Boy, Inc.	2,770	80,995
Leggett & Platt, Inc.	7,766	181,957
LGI Homes, Inc.(a)	1,079	101,976
M.D.C Holdings, Inc.	3,328	126,298
M/I Homes, Inc.(a)	1,600	131,312
Meritage Homes Corp.	1,973	224,962
Newell Brands, Inc.	1,761	11,834
Sonos, Inc.(a)	6,940	74,813
Taylor Morrison Home Corp.(a)	5,848	224,095
Tempur Sealy International, Inc.	9,067	362,045
Toll Brothers, Inc.	5,476	387,208
TopBuild Corp.(a)	1,676	383,402
Tri Pointe Homes, Inc.(a)	5,596	140,236

		3,491,874

HOUSEHOLD PRODUCTS - 0.3%
Central Garden & Pet Co.(a)	490	21,378
Central Garden & Pet Co., Class A(a)	2,596	103,035
Energizer Holdings, Inc.	3,903	123,257
WD-40 Co.	717	151,574

		399,244

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
Ormat Technologies, Inc.	2,847	175,204
Vistra Corp.	16,202	530,130

		705,334

INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.0%
EastGroup Properties, Inc.	2,520	411,390
First Industrial Realty Trust, Inc.	7,684	325,033
Innovative Industrial Properties, Inc.	1,453	104,369
LXP Industrial Trust	15,915	125,888
Rexford Industrial Realty, Inc.	10,410	450,128
STAG Industrial, Inc.	6,503	216,030

		1,632,838

INSURANCE - 4.3%
Ambac Financial Group, Inc.(a)	2,690	32,630
American Equity Investment Life Holding Co.	3,268	173,073
American Financial Group, Inc.	3,565	389,868
AMERISAFE, Inc.	1,122	57,188
Assured Guaranty Ltd.	2,775	173,160
Brighthouse Financial, Inc.(a)	3,319	150,351
CNO Financial Group, Inc.	7,111	164,833
Employers Holdings, Inc.	1,580	60,040
Erie Indemnity Co., Class A	1,275	352,142

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Fidelity National Financial, Inc.	11,172	$436,713
First American Financial Corp.	5,182	266,562
Genworth Financial, Inc., Class A(a)	28,500	170,715
Goosehead Insurance, Inc., Class A(a)	1,141	74,017
Hanover Insurance Group, Inc. (The)	1,874	219,652
HCI Group, Inc.	420	24,767
Horace Mann Educators Corp.	2,500	79,325
James River Group Holdings Ltd.	2,340	32,175
Kemper Corp.	2,940	117,247
Kinsale Capital Group, Inc.	1,149	383,663
Lincoln National Corp.	5,801	126,288
Mercury General Corp.	1,810	55,893
Old Republic International Corp.	15,176	415,519
Palomar Holdings, Inc.(a)	1,319	66,056
Primerica, Inc.	1,869	357,278
ProAssurance Corp.	3,130	53,210
Reinsurance Group of America, Inc.	3,288	491,457
RenaissanceRe Holdings Ltd.	2,603	571,593
RLI Corp.	2,138	284,867
Safety Insurance Group, Inc.	723	54,348
Selective Insurance Group, Inc.	3,039	316,390
SiriusPoint Ltd.(a)	6,324	62,291
Stewart Information Services Corp.	1,476	64,457
Trupanion, Inc.(a)	2,094	43,136
United Fire Group, Inc.	1,440	29,002
Unum Group	9,463	462,741

		6,812,647

INTERACTIVE MEDIA & SERVICES - 0.5%
Cargurus, Inc.(a)	4,013	69,144
Cars.com, Inc.(a)	3,584	54,584
QuinStreet, Inc.(a)	3,500	39,585
Shutterstock, Inc.	1,557	63,339
TripAdvisor, Inc.(a)	5,943	87,719
Yelp, Inc.(a)	3,644	153,740
Ziff Davis, Inc.(a)	2,520	152,359
ZoomInfo Technologies, Inc.(a)	15,048	195,022

		815,492

IT SERVICES - 0.6%
DXC Technology Co.(a)	7,340	148,048
GoDaddy, Inc., Class A(a)	7,241	530,258
Kyndryl Holdings, Inc.(a)	11,138	162,949
Perficient, Inc.(a)	1,889	109,921

		951,176

LEISURE PRODUCTS - 0.9%
Brunswick Corp.	3,367	233,906
Mattel, Inc.(a)	18,888	360,383
Polaris, Inc.	2,605	225,124

	Shares	Value

Sturm Ruger & Co., Inc.	1,003	$55,516
Topgolf Callaway Brands Corp.(a)	14,890	181,956
Vista Outdoor, Inc.(a)	3,304	82,996
YETI Holdings, Inc.(a)	7,824	332,676

		1,472,557

LIFE SCIENCES TOOLS & SERVICES - 0.8%
Azenta, Inc.(a)	3,093	140,577
BioLife Solutions, Inc.(a)	1,960	19,796
Bruker Corp.	5,167	294,519
Cytek Biosciences, Inc.(a)	3,965	16,693
Fortrea Holdings, Inc.(a)	3,309	93,976
Medpace Holdings, Inc.(a)	1,260	305,764
Mesa Laboratories, Inc.	228	21,393
Repligen Corp.(a)	2,706	364,119
Sotera Health Co.(a)	5,467	69,212

		1,326,049

MACHINERY - 4.6%
3D Systems Corp.(a)	7,050	26,297
AGCO Corp.	3,142	360,262
Alamo Group, Inc.	488	78,226
Albany International Corp., Class A	1,589	129,678
Astec Industries, Inc.	1,234	49,409
Barnes Group, Inc.	2,840	59,044
Chart Industries, Inc.(a)	2,155	250,476
Crane Co.	2,640	256,951
Donaldson Co., Inc.	5,712	329,354
Enerpac Tool Group Corp.	3,220	91,126
EnPro Industries, Inc.	1,007	111,837
Esab Corp.	2,784	176,227
ESCO Technologies, Inc.	1,205	117,150
Federal Signal Corp.	3,225	187,179
Flowserve Corp.	6,589	241,948
Franklin Electric Co., Inc.	2,293	198,849
Graco, Inc.	8,134	604,763
Greenbrier Cos., Inc. (The)	1,656	57,281
Hillenbrand, Inc.	3,375	128,351
ITT, Inc.	3,787	353,516
John Bean Technologies Corp.	1,545	160,711
Kennametal, Inc.	3,900	90,129
Lincoln Electric Holdings, Inc.	2,916	509,717
Lindsay Corp.	441	55,090
Middleby Corp. (The)(a)	2,653	299,444
Mueller Industries, Inc.	5,650	213,061
Oshkosh Corp.	3,061	268,542
Proto Labs, Inc.(a)	1,427	33,691
RBC Bearings, Inc.(a)	1,500	329,760
SPX Technologies, Inc.(a)	2,285	183,074

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Standex International Corp.	546	$78,389
Tennant Co.	868	64,423
Terex Corp.	3,167	145,049
Timken Co. (The)	3,064	211,784
Titan International, Inc.(a)	3,580	40,669
Toro Co. (The)	5,026	406,302
Trinity Industries, Inc.	4,331	90,215
Wabash National Corp.	2,755	57,001
Watts Water Technologies, Inc., Class A	1,338	231,487

		7,276,462

MARINE TRANSPORTATION - 0.2%
Kirby Corp.(a)	2,783	207,890
Matson, Inc.	1,875	163,219

		371,109

MEDIA - 0.8%
AMC Networks, Inc., Class A(a)	1,770	20,886
Cable One, Inc.	245	134,718
DISH Network Corp., Class A(a)	5,047	24,730
EW Scripps Co. (The), Class A(a)	4,230	23,138
John Wiley & Sons, Inc., Class A	2,570	77,794
New York Times Co. (The), Class A	8,297	334,452
Nexstar Media Group, Inc.	1,744	244,300
Scholastic Corp.	1,655	61,069
TechTarget, Inc.(a)	1,596	40,187
TEGNA, Inc.	18,600	269,886
Thryv Holdings, Inc.(a)	2,106	36,708

		1,267,868

METALS & MINING - 2.3%
Alcoa Corp.	8,844	226,760
ATI, Inc.(a)	6,338	239,386
Carpenter Technology Corp.	2,378	149,148
Century Aluminum Co.(a)	3,330	22,011
Cleveland-Cliffs, Inc.(a)	27,192	456,282
Commercial Metals Co.	5,624	237,839
Compass Minerals International, Inc.	2,013	49,600
Haynes International, Inc.	630	27,106
Kaiser Aluminum Corp.	689	39,135
Materion Corp.	1,010	97,950
MP Materials Corp.(a)	6,818	111,815
Olympic Steel, Inc.	568	28,837
Reliance Steel & Aluminum Co.	2,872	730,580
Royal Gold, Inc.	4,680	488,265
SunCoke Energy, Inc.	6,340	60,294
TimkenSteel Corp.(a)	2,495	50,723
United States Steel Corp.	11,065	374,993

	Shares	Value

Warrior Met Coal, Inc.	2,649	$129,086
Worthington Industries, Inc.	1,610	99,208

		3,619,018

MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Annaly Capital Management, Inc.	25,714	401,396
Apollo Commercial Real Estate Finance, Inc.	9,200	91,632
Arbor Realty Trust, Inc.	764	9,634
ARMOUR Residential REIT, Inc.	716	10,432
Blackstone Mortgage Trust, Inc., Class A	595	11,870
Ellington Financial, Inc.	2,800	33,684
Franklin BSP Realty Trust, Inc.	3,716	46,859
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,434	230,259
Invesco Mortgage Capital, Inc.	1,447	9,883
KKR Real Estate Finance Trust, Inc.	3,250	33,930
New York Mortgage Trust, Inc.	5,642	43,951
Pennymac Mortgage Investment Trust	5,780	73,117
Ready Capital Corp.	4,730	44,604
Redwood Trust, Inc.	7,420	46,598
Starwood Property Trust, Inc.	6,902	122,510
Two Harbors Investment Corp.	4,867	56,506

		1,266,865

MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	126,443
Black Hills Corp.	3,460	167,291
Northwestern Energy Group, Inc.	3,080	147,871
Unitil Corp.	857	39,139

		480,744

OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	102,813
COPT Defense Properties	12,059	274,945
Douglas Emmett, Inc.	11,259	126,213
Easterly Government Properties, Inc.	5,040	54,230
Highwoods Properties, Inc.	6,990	125,051
Hudson Pacific Properties, Inc.	9,340	41,656
JBG Smith Properties	7,110	91,506
Kilroy Realty Corp.	5,680	162,335
SL Green Realty Corp.	3,203	93,816
Vornado Realty Trust	6,510	124,992

		1,197,557

OIL, GAS & CONSUMABLE FUELS - 4.3%
Antero Midstream Corp.	19,287	238,002
Antero Resources Corp.(a)	14,525	427,616
California Resources Corp.	3,023	158,980
Callon Petroleum Co.(a)	2,855	106,634

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Chesapeake Energy Corp.	5,507	$474,043
Chord Energy Corp.	2,081	344,031
Civitas Resources, Inc.	4,225	318,692
CNX Resources Corp.(a)	9,353	203,147
Comstock Resources, Inc.	5,170	65,142
CONSOL Energy, Inc.	1,473	135,354
CVR Energy, Inc.	1,679	54,987
Dorian LPG Ltd.	1,830	58,505
DT Midstream, Inc.	5,010	270,390
Equitrans Midstream Corp.	24,262	215,204
Green Plains, Inc.(a)	3,209	94,280
HF Sinclair Corp.	7,183	397,795
Matador Resources Co.	5,591	344,909
Murphy Oil Corp.	7,700	345,499
Northern Oil and Gas, Inc.	3,706	142,088
Ovintiv, Inc.	12,408	595,584
Par Pacific Holdings, Inc.(a)	3,136	102,924
PBF Energy, Inc., Class A	5,453	259,181
Permian Resources Corp.	11,641	169,609
Range Resources Corp.	12,265	439,578
REX American Resources Corp.(a)	830	31,548
SM Energy Co.	6,245	251,798
Southwestern Energy Co.(a)	61,200	436,356
Talos Energy, Inc.(a)	3,810	59,055
Vital Energy, Inc.(a)	857	42,884
World Kinect Corp.	3,267	60,439

		6,844,254

PAPER & FOREST PRODUCTS - 0.2%
Clearwater Paper Corp.(a)	980	33,134
Louisiana-Pacific Corp.	3,148	161,429
Mercer International, Inc.	3,670	29,140
Sylvamo Corp.	1,920	85,056

		308,759

PASSENGER AIRLINES - 0.2%
Allegiant Travel Co.	869	57,893
JetBlue Airways Corp.(a)	20,350	76,516
SkyWest, Inc.(a)	2,400	101,208
Sun Country Airlines Holdings, Inc.(a)	2,350	30,597

		266,214

PERSONAL CARE PRODUCTS - 0.7%
BellRing Brands, Inc.(a)	6,832	298,763
Coty, Inc., Class A(a)	19,814	185,657
Edgewell Personal Care Co.	2,955	103,129
elf Beauty, Inc.(a)	2,757	255,381
Inter Parfums, Inc.	987	125,458
Medifast, Inc.	536	37,070

	Shares	Value

Nu Skin Enterprises, Inc., Class A	2,850	$54,122
USANA Health Sciences, Inc.(a)	707	32,204

		1,091,784

PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc.(a)	2,299	104,076
Collegium Pharmaceutical, Inc.(a)	2,110	45,914
Harmony Biosciences Holdings, Inc.(a)	1,869	43,996
Innoviva, Inc.(a)	4,480	55,597
Jazz Pharmaceuticals PLC(a)	3,248	412,561
Ligand Pharmaceuticals, Inc.(a)	866	45,283
Organon & Co.	6,358	94,035
Pacira BioSciences, Inc.(a)	2,555	72,204
Perrigo Co. PLC	7,355	203,292
Phibro Animal Health Corp., Class A	1,400	15,288
Prestige Consumer Healthcare, Inc.(a)	2,840	168,582
Supernus Pharmaceuticals, Inc.(a)	3,141	74,913

		1,335,741

PROFESSIONAL SERVICES - 3.0%
ASGN, Inc.(a)	4,680	390,593
CACI International, Inc., Class A(a)	1,201	390,037
Concentrix Corp.	2,394	182,447
CSG Systems International, Inc.	1,762	82,567
ExlService Holdings, Inc.(a)	8,635	225,460
Exponent, Inc.	2,669	195,611
Forrester Research, Inc.(a)	780	18,096
FTI Consulting, Inc.(a)	1,767	375,063
Genpact Ltd.	8,728	292,737
Heidrick & Struggles International, Inc.	1,020	24,827
Insperity, Inc.	1,882	199,191
KBR, Inc.	7,000	407,050
Kelly Services, Inc., Class A	12,010	214,379
Korn Ferry	2,852	129,823
ManpowerGroup, Inc.	4,743	331,868
Maximus, Inc.	3,007	224,683
NV5 Global, Inc.(a)	689	65,007
Paylocity Holding Corp.(a)	2,266	406,520
Resources Connection, Inc.	2,150	28,961
Science Applications International Corp.	2,727	297,897
TrueBlue, Inc.(a)	10,932	121,017
TTEC Holdings, Inc.	1,281	26,363
Verra Mobility Corp.(a)	4,966	98,178

		4,728,375

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Anywhere Real Estate, Inc.(a)	28,780	134,403
Cushman & Wakefield PLC(a)	6,470	47,684
eXp World Holdings, Inc.	3,804	50,479

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Jones Lang LaSalle, Inc.(a)	3,624	$463,582
Kennedy-Wilson Holdings, Inc.	1,256	16,165
Marcus & Millichap, Inc.	1,880	53,956
St Joe Co. (The)	2,435	113,568

		879,837

RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Apartment Income REIT Corp.	9,240	269,900
Centerspace	918	44,597
Elme Communities	5,140	65,586
Equity LifeStyle Properties, Inc.	8,842	581,804
Independence Realty Trust, Inc.	12,600	156,114
NexPoint Residential Trust, Inc.	1,578	42,590
Veris Residential, Inc.	4,646	62,210

		1,222,801

RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.7%
Acadia Realty Trust	5,897	84,445
Agree Realty Corp.	5,186	290,105
Brixmor Property Group, Inc.	18,832	391,517
Getty Realty Corp.	2,470	65,751
Kite Realty Group Trust	12,926	275,582
Macerich Co. (The)	12,789	124,309
NNN REIT, Inc.	11,045	401,265
Phillips Edison & Co., Inc.	4,066	143,571
Retail Opportunity Investments Corp.	8,910	104,604
RPT Realty	4,060	43,807
Saul Centers, Inc.	1,102	38,317
SITE Centers Corp.	11,131	129,788
Spirit Realty Capital, Inc.	8,290	298,357
Tanger Factory Outlet Centers, Inc.	6,055	136,540
Urban Edge Properties	6,590	104,517
Whitestone REIT	1,040	10,348

		2,642,823

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Allegro MicroSystems, Inc.(a)	3,309	85,902
Alpha & Omega Semiconductor Ltd.(a)	1,300	30,836
Amkor Technology, Inc.	5,147	107,366
Axcelis Technologies, Inc.(a)	1,719	219,173
CEVA, Inc.(a)	1,400	24,038
Cirrus Logic, Inc.(a)	3,010	201,459
Cohu, Inc.(a)	2,700	81,378
Diodes, Inc.(a)	2,306	150,074
FormFactor, Inc.(a)	3,702	125,424
Ichor Holdings Ltd.(a)	1,667	40,441
Kulicke & Soffa Industries, Inc.	5,542	230,603
Lattice Semiconductor Corp.(a)	6,753	375,534
MACOM Technology Solutions Holdings, Inc.(a)	2,785	196,454
MaxLinear, Inc.(a)	3,734	56,757

	Shares	Value

MKS Instruments, Inc.	3,159	$207,420
Onto Innovation, Inc.(a)	2,471	277,666
PDF Solutions, Inc.(a)	1,850	49,081
Photronics, Inc.(a)	3,500	64,260
Power Integrations, Inc.	2,782	192,876
Rambus, Inc.(a)	5,359	291,154
Semtech Corp.(a)	3,481	48,595
Silicon Laboratories, Inc.(a)	1,517	139,837
SiTime Corp.(a)	924	92,215
SMART Global Holdings, Inc.(a)	2,820	38,634
Synaptics, Inc.(a)	1,924	160,962
Ultra Clean Holdings, Inc.(a)	2,491	59,435
Universal Display Corp.	2,242	312,042
Veeco Instruments, Inc.(a)	3,049	72,993
Wolfspeed, Inc.(a)	6,094	206,221

		4,138,830

SOFTWARE - 2.9%
A10 Networks, Inc.	3,800	41,306
ACI Worldwide, Inc.(a)	6,207	126,437
Adeia, Inc.	7,917	66,740
Alarm.com Holdings, Inc.(a)	2,726	139,380
Aspen Technology, Inc.(a)	1,509	268,225
Blackbaud, Inc.(a)	2,389	156,241
Cerence, Inc.(a)	2,125	32,534
CommVault Systems, Inc.(a)	2,431	158,866
Consensus Cloud Solution, Inc.(a)	1,053	22,734
Digital Trubine, Inc.(a)	5,209	24,691
Dolby Laboratories, Inc., Class A	4,704	380,742
DoubleVerify Holdings, Inc.(a)	6,433	179,030
Dropbox, Inc., Class A(a)	11,416	300,241
Dynatrace, Inc.(a)	12,159	543,629
Envestnet, Inc.(a)	2,800	103,600
InterDigital, Inc.	1,425	107,231
LiveRamp Holdings, Inc.(a)	3,529	97,612
Manhattan Associates, Inc.(a)	3,238	631,345
N-able, Inc.(a)	3,555	46,073
NCR Voyix Corp.(a)	7,319	111,907
OneSpan, Inc.(a)	2,560	20,224
Progress Software Corp.	2,638	135,540
Qualys, Inc.(a)	1,928	294,888
SPS Commerce, Inc.(a)	1,913	306,730
Teradata Corp.(a)	5,085	217,231
Xperi, Inc.(a)	2,495	21,183

		4,534,360

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.4%
CubeSmart	11,708	399,126
EPR Properties	4,153	177,333

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Four Corners Property Trust, Inc.	5,596	$119,195
Gaming and Leisure Properties, Inc.	10,991	498,882
Lamar Advertising Co., Class A	4,356	358,368
National Storage Affiliates Trust	4,999	142,572
Outfront Media, Inc.	8,400	81,984
PotlatchDeltic Corp.	4,297	184,126
Rayonier, Inc.	7,960	200,910
Safehold, Inc.	2,623	42,676
Uniti Group, Inc.	15,294	70,352

		2,275,524

SPECIALTY RETAIL - 3.8%
Abercrombie & Fitch Co., Class A(a)	2,678	162,876
Academy Sports & Outdoors, Inc.	7,011	314,373
Advance Auto Parts, Inc.	2,914	151,615
American Eagle Outfitters, Inc.	9,910	173,128
America’s Car-Mart, Inc.(a)	314	21,032
Asbury Automotive Group, Inc.(a)	1,128	215,865
AutoNation, Inc.(a)	1,602	208,388
Boot Barn Holdings, Inc.(a)	1,650	114,675
Buckle, Inc. (The)	2,055	69,397
Caleres, Inc.	2,164	55,355
Chico’s FAS, Inc.(a)	13,295	99,447
Designer Brands, Inc., Class A	3,640	36,800
Dick’s Sporting Goods, Inc.	3,235	345,983
Five Below, Inc.(a)	2,899	504,368
Foot Locker, Inc.	10,853	227,804
GameStop Corp., Class A(a)	13,656	188,043
Gap, Inc. (The)	12,475	159,680
Group 1 Automotive, Inc.	1,518	383,037
Guess?, Inc.	2,710	58,265
Haverty Furniture Cos., Inc.	998	25,998
Hibbett, Inc.	864	39,805
Leslie’s, Inc.(a)	8,617	42,568
Lithia Motors, Inc.	1,483	359,197
MarineMax, Inc.(a)	1,332	36,470
Monro, Inc.	1,896	47,059
National Vision Holdings, Inc.(a)	4,212	65,455
ODP Corp. (The)(a)	2,069	92,940
Penske Automotive Group, Inc.	1,267	181,282
RH(a)	901	196,382
Sally Beauty Holdings, Inc.(a)	6,182	52,547
Shoe Carnival, Inc.	1,370	31,346
Signet Jewelers Ltd.	2,439	170,315
Sleep Number Corp.(a)	1,371	22,306
Sonic Automotive, Inc., Class A	1,185	56,702
Upbound Group, Inc.	2,930	76,356
Urban Outfitters, Inc.(a)	3,254	112,654

	Shares	Value

Valvoline, Inc.	7,791	$231,159
Victoria’s Secret & Co.(a)	4,309	77,045
Williams-Sonoma, Inc.	4,348	653,244

		6,060,961

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Avid Technology, Inc.(a)	2,020	54,580
Corsair Gaming, Inc.(a)	2,360	30,184
Super Micro Computer, Inc.(a)	2,298	550,302
Xerox Holdings Corp.	4,997	64,162

		699,228

TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Capri Holdings Ltd.(a)	5,810	297,356
Carter’s, Inc.	2,047	137,477
Columbia Sportswear Co.	2,324	171,511
Crocs, Inc.(a)	5,013	447,761
Deckers Outdoor Corp.(a)	1,373	819,763
G-III Apparel Group Ltd.(a)	2,890	73,840
Hanesbrands, Inc.	25,947	108,718
Kontoor Brands, Inc.	2,850	132,382
Movado Group, Inc.	1,604	44,687
Oxford Industries, Inc.	788	66,507
PVH Corp.	2,996	222,753
Skechers USA, Inc., Class A(a)	6,984	336,768
Steven Madden Ltd.	3,892	127,619
Under Armour, Inc., Class A(a)	13,750	94,187
Under Armour, Inc., Class C(a)	6,490	41,731
Wolverine World Wide, Inc.	4,373	35,203

		3,158,263

TRADING COMPANIES & DISTRIBUTORS - 1.4%
Applied Industrial Technologies, Inc.	1,941	297,963
Boise Cascade Co.	2,041	191,344
DXP Enterprises, Inc.(a)	954	31,100
GATX Corp.	1,863	194,833
GMS, Inc.(a)	2,140	125,147
MSC Industrial Direct Co., Inc., Class A	2,488	235,738
NOW, Inc.(a)	5,970	65,789
Veritiv Corp.	666	112,827
Watsco, Inc.	1,745	608,813
WESCO International, Inc.	2,353	301,655

		2,165,209

WATER UTILITIES - 0.6%
American States Water Co.	1,968	153,602
California Water Service Group	3,111	151,443
Essential Utilities, Inc.	12,921	432,337
Middlesex Water Co.	897	56,986
SJW Group	1,649	103,030

		897,398

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2023 (Unaudited)

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	$40,740
Telephone and Data Systems, Inc.	5,397	98,171

		138,911

TOTAL COMMON STOCKS (COST $165,874,725)		157,200,036

RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	734	—

TOTAL RIGHTS (COST $—)		—

MONEY MARKET FUND - 0.7%
Northern Institutional Treasury Portfolio (Premier Class), 5.21%(d)	1,151,185	1,151,185

TOTAL MONEY MARKET FUND (COST $1,151,185)		1,151,185

Shares	Value

TOTAL INVESTMENTS (COST $167,025,910) - 100.0%	$158,351,221

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(58,264)

NET ASSETS - 100.0%	$158,292,957

(a)	Represents non-income producing security.

(b)	Security is a Level 3 investment.

(c)	Amounts designated as “—” are $0 or have been rounded to $0.

(d)	7-day current yield as of October 31, 2023 is disclosed.

N.V. — Naamloze Vennootschap

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2023 (Unaudited)

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $74,526,370, $66,529,721 and $347,017,446, respectively)	$71,646,974	$66,152,367	$344,344,799
Cash	115,526	—	—
Cash held at broker	—	70,257,828	—
Interest and dividend receivable	70,943	327,106	648,730
Receivable for investments sold	103,951	698,301	—
Receivable for capital shares issued	73,762	57,744	214,025
Reclaims receivable	—	—	148,882
Prepaid expenses and other assets	9,921	11,299	28,139

Total assets	72,021,077	137,504,645	345,384,575

Liabilities:
Cash overdraft	—	688,355	—
Payable for investments purchased	39,514	1,889,812	—
Payable for capital shares redeemed	88,133	113,182	7,070,506
Short positions at fair value (proceeds $0, $74,701,160 and $0, respectively)	—	64,234,552	—
Written options at fair value (premiums received $1,336,982, $0 and $0, respectively)	1,591,369	—	—
Accrued expenses and other payables:
Investment advisory fees	21,909	59,938	186,537
Administration fees	4,389	4,495	22,384
Distribution fees - Class A	628	1,937	7,163
Distribution fees - Class C	3,910	—	1,928
Dividends on short sales	—	22,277	—
Sub-accounting service fees - Class A	93	—	1,380
Sub-accounting service fees - Class C	28	—	60
Sub-accounting service fees - Institutional Class	—	10,195	13,162
Fund accounting and sub-administration fees	10,841	9,795	26,412
Transfer agent fees	5,083	2,121	5,083
Custodian fees	10,423	2,327	11,488
Directors fees	22	—	142
Printing fees	1,471	666	9,062
Professional fees	4,014	6,440	26,524
Other accrued liabilities	15,467	8,171	7,725

Total liabilities	1,797,294	67,054,263	7,389,556

Commitments and contingent liabilities (Note 4)
Net Assets	$70,223,783	$70,450,382	$337,995,019

Composition of Net Assets:
Capital (par value and paid-in surplus)	72,571,587	60,972,770	341,959,754
Total distributable earnings/(accumulated deficit)	(2,347,804)	9,477,612	(3,964,735)

Net Assets	$70,223,783	$70,450,382	$337,995,019

Class A
Net Assets	$1,161,459	$7,848,785	$16,248,241
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	153,332	261,802	586,980
Net asset value, offering and redemption price per share(a)	$7.57	$29.98	$27.68
Class C
Net Assets	$1,324,258	—	$889,634
Shares authorized	15,000,000	—	15,000,000
Shares issued and outstanding ($0.001 par value)	176,365	—	30,497
Net asset value, offering and redemption price per share(a)	$7.51	—	$29.17
Class R6
Net Assets	$13,129	—	$398,839
Shares authorized	16,000,000	—	16,000,000
Shares issued and outstanding ($0.001 par value)	1,716	—	15,487
Net asset value, offering and redemption price per share(a)	$7.65	—	$25.75
Institutional Class
Net Assets	$67,724,937	$62,601,597	$320,458,305
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	8,829,165	2,078,787	11,547,893
Net asset value, offering and redemption price per share(a)	$7.67	$30.11	$27.75

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2023 (Unaudited)

	Steward International Enhanced Index Fund	Steward Large Cap Core Fund	Steward Large Cap Growth Fund
Assets:
Investments, at value (cost $218,624,418, $79,644,760 and $77,135,405, respectively)	$207,925,068	$80,324,345	$81,760,678
Cash	1,124	—	—
Interest and dividend receivable	451,759	53,004	22,644
Receivable for investments sold	—	117,176	141,600
Receivable for capital shares issued	32,822	76,756	25,441
Reclaims receivable	212,481	—	—
Prepaid expenses and other assets	16,134	16,770	14,535

Total assets	208,639,388	80,588,051	81,964,898

Liabilities:
Payable for investments purchased	—	158,919	230,973
Payable for capital shares redeemed	162,488	80,013	69,112
Accrued expenses and other payables:
Investment advisory fees	65,385	19,570	18,790
Administration fees	13,435	5,206	5,277
Distribution fees - Class A	541	313	228
Dividends on short sales	—	—	—
Sub-accounting service fees - Class A	876	61	28
Sub-accounting service fees - Institutional Class	6,451	805	—
Fund accounting and sub-administration fees	18,063	9,795	9,796
Transfer agent fees	5,083	2,121	2,121
Custodian fees	5,946	2,480	2,384
Directors fees	98	—	30
Printing fees	7,067	2,643	1,841
Professional fees	15,913	6,012	6,059
Other accrued liabilities	5,056	5,442	5,069

Total liabilities	306,402	293,380	351,708

Commitments and contingent liabilities (Note 4)
Net Assets	$208,332,986	$80,294,671	$81,613,190

Composition of Net Assets:
Capital (par value and paid-in surplus)	212,500,048	87,793,737	82,333,229
Total accumulated deficit	(4,167,062)	(7,499,066)	(720,039)

Net Assets	$208,332,986	$80,294,671	$81,613,190

Class A
Net Assets	$2,143,389	$463,535	$338,434
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	101,060	21,126	15,432
Net asset value, offering and redemption price per share(a)	$21.21	$21.94	$21.93
Class C
Net Assets	$4,428	—	—
Shares authorized	15,000,000	—	—
Shares issued and outstanding ($0.001 par value)	258	—	—
Net asset value, offering and redemption price per share(a)	$17.16	—	—
Class R6
Net Assets	$796,552	—	—
Shares authorized	16,000,000	—	—
Shares issued and outstanding ($0.001 par value)	45,190	—	—
Net asset value, offering and redemption price per share(a)	$17.63	—	—
Institutional Class
Net Assets	$205,388,617	$79,831,136	$81,274,756
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	9,657,262	3,625,479	3,692,051
Net asset value, offering and redemption price per share(a)	$21.27	$22.02	$22.01

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2023 (Unaudited)

	Steward Large Cap Value Fund	Steward Select Bond Fund	Steward Small Cap Growth Fund
Assets:
Investments, at value (cost $67,568,002, $182,790,685 and $30,715,426, respectively)	$66,538,365	$161,035,176	$23,503,054
Interest and dividend receivable	86,242	1,485,958	4,432
Receivable for investments sold	997,892	—	—
Receivable for capital shares issued	7,535	60,012	3,268
Prepaid expenses and other assets	12,633	31,130	6,701

Total assets	67,642,667	162,612,276	23,517,455

Liabilities:
Payable for investments purchased	974,028	—	—
Payable for capital shares redeemed	54,295	367,117	24,701
Accrued expenses and other payables:
Investment advisory fees	14,312	43,727	2,747
Administration fees	4,300	10,411	1,556
Distribution fees - Class A	468	1,371	108
Distribution fees - Class C	—	455	—
Dividends on short sales	—	—	—
Sub-accounting service fees - Class A	51	160	32
Fund accounting and sub-administration fees	9,795	12,432	9,796
Transfer agent fees	2,121	5,082	2,121
Custodian fees	2,231	3,851	849
Directors fees	59	—	10
Printing fees	2,243	5,601	942
Professional fees	4,961	11,647	1,925
Other accrued liabilities	4,868	7,126	4,207

Total liabilities	1,073,732	468,980	48,994

Commitments and contingent liabilities (Note 4)
Net Assets	$66,568,935	$162,143,296	$23,468,461

Composition of Net Assets:
Capital (par value and paid-in surplus)	73,039,990	186,772,645	36,860,190
Total accumulated deficit	(6,471,055)	(24,629,349)	(13,391,729)

Net Assets	$66,568,935	$162,143,296	$23,468,461

Class A
Net Assets	$616,573	$2,469,908	$152,911
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	27,659	116,306	9,827
Net asset value, offering and redemption price per share(a)	$22.29	$21.24	$15.56
Class C
Net Assets	—	$135,602	—
Shares authorized	—	13,000,000	—
Shares issued and outstanding ($0.001 par value)	—	5,647	—
Net asset value, offering and redemption price per share(a)	—	$24.01	—
Class R6
Net Assets	—	$893	—
Shares authorized	—	16,000,000	—
Shares issued and outstanding ($0.001 par value)	—	38	—
Net asset value, offering and redemption price per share(a)	—	$23.64	—
Institutional Class
Net Assets	$65,952,362	$159,536,893	$23,315,550
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	2,946,402	7,551,290	1,491,477
Net asset value, offering and redemption price per share(a)	$22.38	$21.13	$15.63

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2023 (Unaudited)

	Steward Values-Focused Large Cap Enhanced Index Fund	Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Assets:
Investments, at value (cost $196,753,886 and $167,025,910, respectively)	$210,728,676	$158,351,221
Interest and dividend receivable	147,671	77,241
Receivable for capital shares issued	48,630	73,598
Prepaid expenses and other assets	31,376	23,348

Total assets	210,956,353	158,525,408

Liabilities:
Payable for capital shares redeemed	220,326	113,768
Accrued expenses and other payables:
Investment advisory fees	39,070	29,545
Administration fees	13,629	10,307
Distribution fees - Class A	2,622	10,999
Distribution fees - Class C	68	—
Dividends on short sales	—	—
Sub-accounting service fees - Class A	205	1,492
Sub-accounting service fees - Institutional Class	3,860	7,183
Fund accounting and sub-administration fees	16,527	15,412
Transfer agent fees	5,083	5,083
Custodian fees	6,093	11,693
Directors fees	43	136
Printing fees	8,016	5,901
Professional fees	16,285	13,398
Other accrued liabilities	8,218	7,534

Total liabilities	340,045	232,451

Commitments and contingent liabilities (Note 4)
Net Assets	$210,616,308	$158,292,957

Composition of Net Assets:
Capital (par value and paid-in surplus)	189,738,313	160,514,666
Total distributable earnings/(accumulated deficit)	20,877,995	(2,221,709)

Net Assets	$210,616,308	$158,292,957

Class A
Net Assets	$8,907,958	$37,166,223
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	325,604	3,540,546
Net asset value, offering and redemption price per share(a)	$27.36	$10.50
Class C
Net Assets	$41,936	$31,745
Shares authorized	15,000,000	15,000,000
Shares issued and outstanding ($0.001 par value)	1,985	3,492
Net asset value, offering and redemption price per share(a)	$21.13	$9.09
Class R6
Net Assets	$745,947	$288,994
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	33,670	30,434
Net asset value, offering and redemption price per share(a)	$22.15	$9.50
Institutional Class
Net Assets	$200,920,467	$120,805,995
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	7,358,103	11,162,087
Net asset value, offering and redemption price per share(a)	$27.31	$10.82

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2023 (Unaudited)

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Investment Income:
Dividends (net of foreign witholding tax of $211, $0 and $420,422,respectively)	$627,143	$674,001	$6,792,040
Rebates on short sales, net of fees	—	1,654,513	—

Total investment income	627,143	2,328,514	6,792,040

Expenses:
Dividends on securities sold short	—	296,852	—
Investment advisory fees	203,962	392,230	1,134,276
Administration fees	24,476	29,417	136,113
Distribution fees - Class A	1,352	8,497	22,146
Distribution fees - Class C	6,418	—	5,154
Sub-accounting services fees - Class A	335	361	10,036
Sub-accounting services fees - Class C	636	—	641
Sub-accounting services fees - Institutional Class	28,938	51,659	176,406
Fund accounting and sub-administration fees	32,175	31,129	91,358
Transfer agent fees	15,082	7,746	15,083
Custodian fees	26,986	8,046	31,446
Registration fees	32,068	25,237	38,119
Directors fees	6,773	8,990	40,973
Professional fees	11,172	13,983	65,139
Printing fees	2,448	2,703	15,665
Chief compliance officer fees	2,715	3,449	15,593
Miscellaneous fees	19,564	20,707	44,584

Total expenses	415,100	901,006	1,842,732

Fees waived/reimbursed by the Adviser	(80,995)	—	—

Net expenses	334,105	901,006	1,842,732

Net investment income/(loss)	293,038	1,427,508	4,949,308

Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions and foreign currency translations	899,740	(5,411,095)	1,657,881
Net realized gains on investment securities sold short	—	3,529,967	—
Net realized gains on options transactions	2,655,867	—	—
Change in unrealized depreciation on investment transactions and foreign currency translations	(3,681,224)	(2,155,478)	(15,679,702)
Change in unrealized appreciation on investment securities sold short	—	8,258,791	—
Change in unrealized appreciation on options transactions	808,463	—	—

Net realized and unrealized gains/(losses) from investment transactions,foreign currency translations and options transactions	682,846	4,222,185	(14,021,821)

Change in net assets resulting from operations	$975,884	$5,649,693	$(9,072,513)

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2023 (Unaudited)

	Steward International Enhanced Index Fund	Steward Large Cap Core Fund	Steward Large Cap Growth Fund
Investment Income:
Dividends (net of foreign witholding tax of $523,384, $0 and $0,respectively)	$3,126,919	$583,591	$457,534

Total investment income	3,126,919	583,591	457,534

Expenses:
Investment advisory fees	397,461	202,015	207,606
Administration fees	81,670	30,302	31,141
Distribution fees - Class A	3,788	650	426
Distribution fees - Class C	5	—	—
Sub-accounting services fees - Class A	2,623	388	243
Sub-accounting services fees - Class C	5	—	—
Sub-accounting services fees - Institutional Class	122,121	43,670	47,200
Fund accounting and sub-administration fees	57,895	31,129	31,129
Transfer agent fees	15,083	7,746	7,746
Custodian fees	16,578	7,598	7,217
Registration fees	34,383	18,278	20,123
Directors fees	24,874	9,113	9,030
Professional fees	39,418	14,426	14,492
Printing fees	9,448	3,297	2,986
Chief compliance officer fees	9,285	3,474	3,577
Miscellaneous fees	33,318	18,088	17,799

Total expenses	847,955	390,174	400,715

Fees waived/reimbursed by the Adviser	—	(86,501)	(88,879)

Net expenses	847,955	303,673	311,836

Net investment income/(loss)	2,278,964	279,918	145,698

Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions and foreign currency translations	3,267,953	1,525,244	1,065,038
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	(13,666,870)	74,134	3,354,567

Net realized and unrealized gains/(losses) from investment transactions, foreign currency translations and options transactions	(10,398,917)	1,599,378	4,419,605

Change in net assets resulting from operations	$(8,119,953)	$1,879,296	$4,565,303

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2023 (Unaudited)

	Steward Large Cap Value Fund	Steward Select Bond Fund	Steward Small Cap Growth Fund
Investment Income:
Dividends (net of foreign witholding tax of $0, $0 and $979, respectively)	$827,859	$145,807	$99,391
Interest	—	2,273,831	—

Total investment income	827,859	2,419,638	99,391

Expenses:
Investment advisory fees	170,277	254,712	95,296
Administration fees	25,542	60,646	9,530
Distribution fees - Class A	812	3,375	214
Distribution fees - Class C	—	690	—
Sub-accounting services fees - Class A	422	1,517	127
Sub-accounting services fees - Class C	—	93	—
Sub-accounting services fees - Institutional Class	35,433	77,816	13,258
Fund accounting and sub-administration fees	31,129	42,741	31,129
Transfer agent fees	7,746	15,082	7,746
Custodian fees	6,932	11,993	2,666
Registration fees	16,612	32,987	16,715
Directors fees	7,551	17,628	2,909
Professional fees	12,062	27,742	4,585
Printing fees	2,785	6,711	1,170
Chief compliance officer fees	2,925	6,665	1,093
Miscellaneous fees	16,955	26,526	13,431

Total expenses	337,183	586,924	199,869

Fees waived/reimbursed by the Adviser	(80,955)	—	(72,592)

Net expenses	256,228	586,924	127,277

Net investment income/(loss)	571,631	1,832,714	(27,886)

Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions and foreign currency translations	45,323	(148,638)	(1,798,033)
Change in unrealized depreciation on investment transactions and foreign currency translations	(1,625,259)	(7,093,996)	(407,832)

Net realized and unrealized losses from investment transactions, foreign currency translations and options transactions	(1,579,936)	(7,242,634)	(2,205,865)

Change in net assets resulting from operations	$(1,008,305)	$(5,409,920)	$(2,233,751)

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2023 (Unaudited)

	Steward Values-Focused Large Cap Enhanced Index Fund	Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Investment Income:
Dividends (net of foreign witholding tax of $825 and $0, respectively)	$1,740,724	$1,504,979

Total investment income	1,740,724	1,504,979

Expenses:
Investment advisory fees	236,982	184,562
Administration fees	82,669	64,382
Distribution fees - Class A	12,263	51,912
Distribution fees - Class C	111	5
Sub-accounting services fees - Class A	4,428	8,535
Sub-accounting services fees - Class C	15	18
Sub-accounting services fees - Institutional Class	102,820	71,891
Fund accounting and sub-administration fees	57,151	47,207
Transfer agent fees	15,082	15,082
Custodian fees	17,987	27,469
Registration fees	33,441	32,754
Directors fees	24,659	19,970
Professional fees	39,036	31,485
Printing fees	10,150	8,611
Chief compliance officer fees	9,421	7,488
Miscellaneous fees	30,195	26,343

Total expenses	676,410	597,714

Net investment income/(loss)	1,064,314	907,265

Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions and foreign currency translations	1,430,406	1,240,626
Change in unrealized depreciation on investment transactions and foreign currency translations	(1,035,936)	(9,073,604)

Net realized and unrealized gains/(losses) from investment transactions, foreign currency translations and options transactions	394,470	(7,832,978)

Change in net assets resulting from operations	$1,458,784	$(6,925,713)

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD COVERED CALL INCOME FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$293,038	$362,153
Net realized gain from investment transactions, foreign currency translations and option transactions	3,555,607	678,954
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translations and options	(2,872,761)	1,763,947

Change in net assets resulting from operations	975,884	2,805,054

Distributions to shareholders from:
Class A	(4,265)	(56,618)
Class C	(1,097)	(89,182)
Class R6	(42)	(270)
Institutional Class	(282,982)	(3,816,896)

Total distributions to shareholders	(288,386)	(3,962,966)

Capital Transactions:
Class A
Proceeds from shares issued	569,069	686,384
Dividends reinvested	4,396	49,870
Cost of shares redeemed	(159,045)	(93,512)

Change in Class A from capital transactions	414,420	642,742

Class C
Proceeds from shares issued	275,253	1,035,762
Dividends reinvested	975	79,732
Cost of shares redeemed	(61,434)	(168,756)

Change in Class C from capital transactions	214,794	946,738

Class R6
Proceeds from shares issued	9,976	9,538
Dividends reinvested	42	270
Cost of shares redeemed	—	(7,644)

Change in Class R6 from capital transactions	10,018	2,164

Institutional Class
Proceeds from shares issued	17,242,185	34,812,569
Dividends reinvested	282,853	3,814,339
Cost of shares redeemed	(4,214,061)	(6,722,340)

Change in Institutional Class from capital transactions	13,310,977	31,904,568

Change in net assets from capital transactions	13,950,209	33,496,212

Change in net assets	14,637,707	32,338,300
Net Assets:
Beginning of year	55,586,076	23,247,776

End of year	$70,223,783	$55,586,076

Shares Transactions:
Class A
Issued	73,375	91,587
Reinvested	563	7,166
Redeemed	(19,050)	(12,287)

Change in Class A	54,888	86,466

Class C
Issued	35,705	134,303
Reinvested	128	11,535
Redeemed	(7,678)	(23,607)

Change in Class C	28,155	122,231

Class R6
Issued	1,278	1,307
Reinvested	5	39
Redeemed	—	(1,031)

Change in Class R6	1,283	315

Institutional Class
Issued	2,219,973	4,561,986
Reinvested	35,745	541,088
Redeemed	(539,589)	(906,744)

Change in Institutional Class	1,716,129	4,196,330

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD EQUITY MARKET NEUTRAL FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$1,427,508	$912,096
Net realized loss from investment transactions and investment securities sold short	(1,881,128)	(496,504)
Net change in unrealized appreciation on investments and foreign currency translations	6,103,313	2,008,098

Change in net assets resulting from operations	5,649,693	2,423,690

Distributions to shareholders from:
Class A	—	(247)
Institutional Class	—	(34,579)

Total distributions to shareholders	—	(34,826)

Capital Transactions:
Class A
Proceeds from shares issued	1,812,691	6,460,557
Dividends reinvested	—	233
Cost of shares redeemed	(1,106,643)	(343,041)

Change in Class A from capital transactions	706,048	6,117,749

Institutional Class
Proceeds from shares issued	20,206,351	92,799,986
Dividends reinvested	—	34,384
Cost of shares redeemed	(32,498,426)	(51,377,738)

Change in Institutional Class from capital transactions	(12,292,075)	41,456,632

Change in net assets from capital transactions	(11,586,027)	47,574,381

Change in net assets	(5,936,334)	49,963,245
Net Assets:
Beginning of year	76,386,716	26,423,471

End of year	$70,450,382	$76,386,716

Shares Transactions:
Class A
Issued	63,993	237,256
Reinvested	—	8
Redeemed	(39,767)	(12,606)

Change in Class A	24,226	224,658

Institutional Class
Issued	719,774	3,399,392
Reinvested	—	1,211
Redeemed	(1,141,125)	(1,884,059)

Change in Institutional Class	(421,351)	1,516,544

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$4,949,308	$9,160,398
Net realized gain from investment transactions and foreign currency translations	1,657,881	994,975
Net change in unrealized depreciation on investments and foreign currency translations	(15,679,702)	(15,847,203)

Change in net assets resulting from operations	(9,072,513)	5,691,830

Distributions to shareholders from:
Class A	(220,969)	(1,475,672)
Class C	(9,162)	(57,537)
Class R6	(5,081)	(28,044)
Institutional Class	(4,672,502)	(24,729,430)

Total distributions to shareholders	(4,907,714)	(26,290,683)

Capital Transactions:
Class A
Proceeds from shares issued	1,002,753	3,684,843
Dividends reinvested	206,793	1,410,324
Cost of shares redeemed	(2,577,382)	(4,170,337)

Change in Class A from capital transactions	(1,367,836)	924,830

Class C
Proceeds from shares issued	58,904	552,451
Dividends reinvested	8,966	57,421
Cost of shares redeemed	(200,298)	(276,670)

Change in Class C from capital transactions	(132,428)	333,202

Class R6
Proceeds from shares issued	115,286	115,141
Dividends reinvested	5,082	28,044
Cost of shares redeemed	(21,534)	(102,931)

Change in Class R6 from capital transactions	98,834	40,254

Institutional Class
Proceeds from shares issued	41,689,126	122,855,572
Dividends reinvested	4,487,381	24,429,485
Cost of shares redeemed	(46,434,987)	(58,574,889)

Change in Institutional Class from capital transactions	(258,480)	88,710,168

Change in net assets from capital transactions	(1,659,910)	90,008,454

Change in net assets	(15,640,137)	58,025,941
Net Assets:
Beginning of year	353,635,156	295,609,215

End of year	$337,995,019	$353,635,156

Shares Transactions:
Class A
Issued	34,889	123,140
Reinvested	7,054	49,918
Redeemed	(87,106)	(141,159)

Change in Class A	(45,163)	31,899

Class C
Issued	1,893	17,708
Reinvested	290	1,928
Redeemed	(6,521)	(8,723)

Change in Class C	(4,338)	10,913

Class R6
Issued	4,299	4,129
Reinvested	187	1,069
Redeemed	(780)	(3,704)

Change in Class R6	3,706	1,494

Institutional Class
Issued	1,432,975	4,142,378
Reinvested	152,799	865,480
Redeemed	(1,611,504)	(1,971,848)

Change in Institutional Class	(25,730)	3,036,010

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$2,278,964	$6,356,558
Net realized gain/(loss) from investment transactions and foreign currency translations	3,267,953	(2,177,640)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(13,666,870)	3,162,701

Change in net assets resulting from operations	(8,119,953)	7,341,619

Distributions to shareholders from:
Class A	—	(129,669)
Class C	—	(34)
Class R6	—	(20,531)
Institutional Class	—	(5,594,084)

Total distributions to shareholders	—	(5,744,318)

Capital Transactions:
Class A
Proceeds from shares issued	412,800	874,364
Dividends reinvested	—	123,347
Cost of shares redeemed	(2,299,351)	(2,082,557)

Change in Class A from capital transactions	(1,886,551)	(1,084,846)

Class C
Proceeds from shares issued	4	3,503
Dividends reinvested	—	34

Change in Class C from capital transactions	4	3,537

Class R6
Proceeds from shares issued	296,639	80,779
Dividends reinvested	—	20,531
Cost of shares redeemed	(17,249)	(159,803)

Change in Class R6 from capital transactions	279,390	(58,493)

Institutional Class
Proceeds from shares issued	19,860,545	47,527,411
Dividends reinvested	—	5,486,189
Cost of shares redeemed	(17,065,255)	(45,740,969)

Change in Institutional Class from capital transactions	2,795,290	7,272,631

Change in net assets from capital transactions	1,188,133	6,132,829

Change in net assets	(6,931,820)	7,730,130
Net Assets:
Beginning of year	215,264,806	207,534,676

End of year	$208,332,986	$215,264,806

Shares Transactions:
Class A
Issued	18,387	40,648
Reinvested	—	6,073
Redeemed	(101,065)	(97,812)

Change in Class A	(82,678)	(51,091)

Class C
Issued	—	206
Reinvested	—	2

Change in Class C	—	208

Class R6
Issued	16,180	4,665
Reinvested	—	1,222
Redeemed	(920)	(9,006)

Change in Class R6	15,260	(3,119)

Institutional Class
Issued	891,418	2,267,039
Reinvested	—	270,123
Redeemed	(761,128)	(2,190,590)

Change in Institutional Class	130,290	346,572

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP CORE FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$279,918	$719,697
Net realized gain/(loss) from investment transactions and foreign currency translations	1,525,244	(8,237,346)
Net change in unrealized appreciation on investments and foreign currency translations	74,134	8,539,843

Change in net assets resulting from operations	1,879,296	1,022,194

Distributions to shareholders from:
Class A	—	(3,836)
Institutional Class	—	(662,370)

Total distributions to shareholders	—	(666,206)

Capital Transactions:
Class A
Proceeds from shares issued	77,415	231,370
Dividends reinvested	—	3,707
Cost of shares redeemed	(119,659)	(63,848)

Change in Class A from capital transactions	(42,244)	171,229

Institutional Class
Proceeds from shares issued	14,124,058	16,852,345
Dividends reinvested	—	649,762
Cost of shares redeemed	(14,514,724)	(8,981,324)

Change in Institutional Class from capital transactions	(390,666)	8,520,783

Change in net assets from capital transactions	(432,910)	8,692,012

Change in net assets	1,446,386	9,048,000
Net Assets:
Beginning of year	78,848,285	69,800,285

End of year	$80,294,671	$78,848,285

Shares Transactions:
Class A
Issued	3,420	11,165
Reinvested	—	180
Redeemed	(5,154)	(3,009)

Change in Class A	(1,734)	8,336

Institutional Class
Issued	624,551	815,971
Reinvested	—	31,511
Redeemed	(643,170)	(426,708)

Change in Institutional Class	(18,619)	420,774

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP GROWTH FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$145,698	$321,232
Net realized gain/(loss) from investment transactions and foreign currency translations	1,065,038	(4,705,393)
Net change in unrealized appreciation on investments and foreign currency translations	3,354,567	7,265,881

Change in net assets resulting from operations	4,565,303	2,881,720

Distributions to shareholders from:
Class A	—	(819)
Institutional Class	—	(229,264)

Total distributions to shareholders	—	(230,083)

Capital Transactions:
Class A
Proceeds from shares issued	56,938	155,802
Dividends reinvested	—	789
Cost of shares redeemed	(64,864)	(25,441)

Change in Class A from capital transactions	(7,926)	131,150

Institutional Class
Proceeds from shares issued	13,793,966	37,681,958
Dividends reinvested	—	228,380
Cost of shares redeemed	(11,620,163)	(8,789,417)

Change in Institutional Class from capital transactions	2,173,803	29,120,921

Change in net assets from capital transactions	2,165,877	29,252,071

Change in net assets	6,731,180	31,903,708
Net Assets:
Beginning of year	74,882,010	42,978,302

End of year	$81,613,190	$74,882,010

Shares Transactions:
Class A
Issued	2,343	7,887
Reinvested	—	42
Redeemed	(2,712)	(1,294)

Change in Class A	(369)	6,635

Institutional Class
Issued	606,325	1,958,780
Reinvested	—	12,007
Redeemed	(518,861)	(435,781)

Change in Institutional Class	87,464	1,535,006

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP VALUE FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$571,631	$985,335
Net realized gain/(loss) from investment transactions and foreign currency translations	45,323	(5,211,896)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(1,625,259)	4,793,248

Change in net assets resulting from operations	(1,008,305)	566,687

Distributions to shareholders from:
Class A	—	(9,758)
Institutional Class	—	(998,632)

Total distributions to shareholders	—	(1,008,390)

Capital Transactions:
Class A
Proceeds from shares issued	11,043	358,214
Dividends reinvested	—	9,075
Cost of shares redeemed	(25,569)	(54,945)

Change in Class A from capital transactions	(14,526)	312,344

Institutional Class
Proceeds from shares issued	8,331,007	13,965,428
Dividends reinvested	—	998,631
Cost of shares redeemed	(4,004,108)	(12,212,285)

Change in Institutional Class from capital transactions	4,326,899	2,751,774

Change in net assets from capital transactions	4,312,373	3,064,118

Change in net assets	3,304,068	2,622,415
Net Assets:
Beginning of year	63,264,867	60,642,452

End of year	$66,568,935	$63,264,867

Shares Transactions:
Class A
Issued	476	15,962
Reinvested	—	403
Redeemed	(1,096)	(2,424)

Change in Class A	(620)	13,941

Institutional Class
Issued	358,590	622,052
Reinvested	—	44,206
Redeemed	(172,480)	(537,972)

Change in Institutional Class	186,110	128,286

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$1,832,714	$2,535,796
Net realized loss from investment transactions and foreign currency translations	(148,638)	(899,152)
Net change in unrealized depreciation on investments and foreign currency translations	(7,093,996)	(1,572,441)

Change in net assets resulting from operations	(5,409,920)	64,203

Distributions to shareholders from:
Class A	(25,535)	(43,801)
Class C	(760)	(407)
Class R6	(9)	(15)
Institutional Class	(1,673,838)	(2,432,742)

Total distributions to shareholders	(1,700,142)	(2,476,965)

Capital Transactions:
Class A
Proceeds from shares issued	199,314	455,551
Dividends reinvested	24,967	42,888
Cost of shares redeemed	(375,300)	(1,527,917)

Change in Class A from capital transactions	(151,019)	(1,029,478)

Class C
Proceeds from shares issued	11,300	122,310
Dividends reinvested	760	407
Cost of shares redeemed	—	(5)

Change in Class C from capital transactions	12,060	122,712

Class R6
Dividends reinvested	9	15

Change in Class R6 from capital transactions	9	15

Institutional Class
Proceeds from shares issued	23,854,585	29,268,757
Dividends reinvested	1,645,293	2,416,248
Cost of shares redeemed	(11,244,057)	(23,947,517)

Change in Institutional Class from capital transactions	14,255,821	7,737,488

Change in net assets from capital transactions	14,116,871	6,830,737

Change in net assets	7,006,809	4,417,975
Net Assets:
Beginning of year	155,136,487	150,718,512

End of year	$162,143,296	$155,136,487

Shares Transactions:
Class A
Issued	9,116	20,684
Reinvested	1,151	1,949
Redeemed	(17,371)	(68,848)

Change in Class A	(7,104)	(46,215)

Class C
Issued	458	4,986
Reinvested	31	16

Change in Class C	489	5,002

Class R6
Reinvested	—	1

Change in Class R6	—	1

Institutional Class
Issued	1,101,406	1,337,431
Reinvested	76,300	110,501
Redeemed	(522,049)	(1,093,531)

Change in Institutional Class	655,657	354,401

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL CAP GROWTH FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment loss	$(27,886)	$(124,571)
Net realized loss from investment transactions and foreign currency translations	(1,798,033)	(3,995,248)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(407,832)	1,749,574

Change in net assets resulting from operations	(2,233,751)	(2,370,245)

Distributions to shareholders from:
Class A	—	—
Institutional Class	—	—

Total distributions to shareholders	—	—

Capital Transactions:
Class A
Proceeds from shares issued	5,223	88,066
Dividends reinvested	—	—
Cost of shares redeemed	(8,325)	(67,640)

Change in Class A from capital transactions	(3,102)	20,426

Institutional Class
Proceeds from shares issued	3,222,242	6,024,811
Dividends reinvested	—	—
Cost of shares redeemed	(2,496,764)	(10,016,130)

Change in Institutional Class from capital transactions	725,478	(3,991,319)

Change in net assets from capital transactions	722,376	(3,970,893)

Change in net assets	(1,511,375)	(6,341,138)
Net Assets:
Beginning of year	24,979,836	31,320,974

End of year	$23,468,461	$24,979,836

Shares Transactions:
Class A
Issued	313	5,054
Reinvested	—	—
Redeemed	(465)	(3,942)

Change in Class A	(152)	1,112

Institutional Class
Issued	185,176	355,070
Reinvested	—	—
Redeemed	(142,186)	(563,607)

Change in Institutional Class	42,990	(208,537)

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$1,064,314	$2,214,075
Net realized gain from investment transactions and foreign currency translations	1,430,406	4,083,513
Net change in unrealized depreciation on investments and foreign currency translations	(1,035,936)	(3,004,991)

Change in net assets resulting from operations	1,458,784	3,292,597

Distributions to shareholders from:
Class A	—	(3,285,370)
Class C	—	(11,137)
Class R6	—	(186,322)
Institutional Class	—	(65,101,250)

Total distributions to shareholders	—	(68,584,079)

Capital Transactions:
Class A
Proceeds from shares issued	951,478	3,006,588
Dividends reinvested	—	3,133,110
Cost of shares redeemed	(1,873,498)	(4,763,746)

Change in Class A from capital transactions	(922,020)	1,375,952

Class C
Proceeds from shares issued	55,111	30,507
Dividends reinvested	—	11,137
Cost of shares redeemed	(47,605)	—

Change in Class C from capital transactions	7,506	41,644

Class R6
Proceeds from shares issued	300,776	103,081
Dividends reinvested	—	186,322
Cost of shares redeemed	(94,298)	(104,014)

Change in Class R6 from capital transactions	206,478	185,389

Institutional Class
Proceeds from shares issued	18,809,595	38,219,649
Dividends reinvested	—	64,385,367
Cost of shares redeemed	(19,184,937)	(47,593,678)

Change in Institutional Class from capital transactions	(375,342)	55,011,338

Change in net assets from capital transactions	(1,083,378)	56,614,323

Change in net assets	375,406	(8,677,159)
Net Assets:
Beginning of year	210,240,902	218,918,061

End of year	$210,616,308	$210,240,902

Shares Transactions:
Class A
Issued	33,468	90,824
Reinvested	—	124,825
Redeemed	(64,864)	(147,135)

Change in Class A	(31,396)	68,514

Class C
Issued	2,436	1,065
Reinvested	—570
Redeemed	(2,173)	—

Change in Class C	263	1,635

Class R6
Issued	13,231	3,740
Reinvested	—	9,192
Redeemed	(4,046)	(3,488)

Change in Class R6	9,185	9,444

Institutional Class
Issued	660,029	1,158,440
Reinvested	—	2,575,415
Redeemed	(678,781)	(1,502,453)

Change in Institutional Class	(18,752)	2,231,402

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended (Unaudited) October 31, 2023	For the Year Ended April 30, 2023
Change in net assets resulting from operations:
Net investment income	$907,265	$1,591,860
Net realized gain from investment transactions and foreign currency translations	1,240,626	7,414,786
Net change in unrealized depreciation on investments and foreign currency translations	(9,073,604)	(10,868,601)

Change in net assets resulting from operations	(6,925,713)	1,861,955

Distributions to shareholders from:
Class A	—	(9,717,491)
Class C	—	(1,957)
Class R6	—	(74,342)
Institutional Class	—	(27,461,304)

Total distributions to shareholders	—	(37,255,094)

Capital Transactions:
Class A
Proceeds from shares issued	668,631	2,841,387
Dividends reinvested	(39,630)	8,927,779
Cost of shares redeemed	(3,522,406)	(7,181,987)

Change in Class A from capital transactions	(2,893,405)	4,587,179

Class C
Proceeds from shares issued	22,500	10,347
Dividends reinvested	—	1,957

Change in Class C from capital transactions	22,500	12,304

Class R6
Proceeds from shares issued	39,332	64,574
Dividends reinvested	—	74,342
Cost of shares redeemed	(49,700)	(146,955)

Change in Class R6 from capital transactions	(10,368)	(8,039)

Institutional Class
Proceeds from shares issued	14,940,426	40,797,850
Dividends reinvested	—	23,418,326
Cost of shares redeemed	(14,116,567)	(49,187,010)

Change in Institutional Class from capital transactions	823,859	15,029,166

Change in net assets from capital transactions	(2,057,414)	19,620,610

Change in net assets	(8,983,127)	19,496,439
Net Assets:
Beginning of year	167,276,084	186,772,523

End of year	$158,292,957	$167,276,084

Shares Transactions:
Class A
Issued	58,393	231,653
Reinvested	(3,686)	830,491
Redeemed	(315,639)	(581,962)

Change in Class A	(260,932)	480,182

Class C
Issued	2,285	929
Reinvested	—	210

Change in Class C	2,285	1,139

Class R6
Issued	3,883	5,098
Reinvested	—	7,664
Redeemed	(4,851)	(11,647)

Change in Class R6	(968)	1,115

Institutional Class
Issued	1,294,340	3,197,219
Reinvested	—	2,117,390
Redeemed	(1,212,384)	(3,696,127)

Change in Institutional Class	81,956	1,618,482

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDS

FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)			Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Covered Call Income Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$7.47		$0.02	(d)	$0.11	$0.13
Year ended April 30, 2023	7.79		0.05	(d)	0.29	0.34
Year ended April 30, 2022	9.88		0.02	(d)	0.14	0.16
Year ended April 30, 2021	8.64		0.05	(d)	2.59	2.64
Year ended April 30, 2020	9.77		0.08	(d)	(0.54)	(0.46)
Year ended April 30, 2019	9.92		0.04		0.71	0.75
Class C
Six months ended October 31, 2023 (Unaudited)	$7.42	$	(—	)(d)(f)	$0.10	$0.10
Year ended April 30, 2023	7.77		(0.01	)(d)(g)	0.29	0.28
Year ended April 30, 2022	9.91		(0.05	)(d)	0.12	0.07
Year ended April 30, 2021	8.70		(0.02	)(d)(g)	2.60	2.58
Year ended April 30, 2020	9.84		—	(d)	(0.53)	(0.53)
Year ended April 30, 2019	9.95		0.01		0.71	0.72
Class R6
Six months ended October 31, 2023 (Unaudited)	$7.53		$0.04	(d)	$0.12	$0.16
Year ended April 30, 2023	7.85		0.07	(d)	0.30	0.37
Year ended April 30, 2022	9.89		0.04	(d)	0.16	0.20
Year ended April 30, 2021	8.64		—	(d)	2.65	2.65
Year ended April 30, 2020	9.80		—	(d)(h)	(0.49)	(0.49)
Year ended April 30, 2019	9.92		—	(h)	0.69	0.69
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$7.56		$0.04	(d)	$0.10	$0.14
Year ended April 30, 2023	7.87		0.07	(d)	0.30	0.37
Year ended April 30, 2022	9.92		0.05	(d)	0.12	0.17
Year ended April 30, 2021	8.65		0.07	(d)	2.61	2.68
Year ended April 30, 2020	9.75		0.10	(d)	(0.53)	(0.43)
Year ended April 30, 2019	9.92		0.11		0.65	0.76
Steward Equity Market Neutral Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$27.80		$0.50	(d)	$1.68	$2.18
Year ended April 30, 2023	26.47		0.56	(d)	0.78 (j)	1.34
Period ended April 30, 2022(k)	25.00		(0.14)		1.61	1.47
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$27.91		$0.52	(d)	$1.68	$2.20
Year ended April 30, 2023	26.52		0.42	(d)	0.98 (j)	1.40
Period ended April 30, 2022(k)	25.00		(0.18)		1.70	1.52

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	During the year, additional fees were voluntary waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.34% higher.
(f)	Amount represents less than $0.005 per share.
(g)

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(h)	Expressed as “—” as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(i)

The ratio for the Steward Equity Market Neutral Fund includes the effect of dividend expense on securities sold short and brokerage expense on securities sold short, which increased the ratio by 0.76% for Class A and Institutional Class for the period ended October 31, 2023, 0.36% and 0.52% for Class A and Institutional Class, respectively, for the year ended April 30, 2023, and 1.56% and 1.39% for Class A and Institutional Class, respectively, for the period ended April 30, 2022.

(j)

The Adviser has reimbursed the Fund $2,372 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain/loss on investments and the Fund’s total return, representing less than $0.005 per share.

(k)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.

See notes to financial statements.

Distributions:						Supplemental data and ratios:

Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)		Ratio of Expenses to Average Net Assets Net of Waivers(b)		Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.03)	$—	$(0.03)	$7.57	1.71%	$1,162	1.47%		1.25%		0.64%	37%
(0.04)	(0.62)	(0.66)	7.47	5.08	735	1.80		1.25		0.69	73
(0.08)	(2.17)	(2.25)	7.79	(0.18)	93	2.37		1.25		0.21	130
(0.07)	(1.33)	(1.40)	9.88	32.27	11	2.42		1.25	(e)	0.51	156
(0.10)	(0.57)	(0.67)	8.64	(5.45)	9	1.65		1.25		0.85	135
(0.09)	(0.81)	(0.90)	9.77	8.91	31	1.44		1.25		0.79	117

$(0.01)	$—	$(0.01)	$7.51	1.31%	$1,324	2.26%		2.00%		(0.07)%	37%
(0.01)	(0.62)	(0.63)	7.42	4.10	1,101	2.51		2.00		(0.12)	73
(0.04)	(2.17)	(2.21)	7.77	(0.96)	202	2.82		2.00		(0.55)	130
(0.04)	(1.33)	(1.37)	9.91	31.33	195	2.96		2.00	(e)	(0.18)	156
(0.04)	(0.57)	(0.61)	8.70	(6.10)	301	2.48		2.00		0.02	135
(0.02)	(0.81)	(0.83)	9.84	8.52	79	2.23		2.00		0.05	117

$(0.04)	$—	$(0.04)	$7.65	2.07%	$13	1.15%		0.95%		0.95%	37%
(0.07)	(0.62)	(0.69)	7.53	5.42	3	1.42		0.90		0.96	73
(0.07)	(2.17)	(2.24)	7.85	0.31	1	2.11		0.90		0.44	130
(0.07)	(1.33)	(1.40)	9.89	32.48	—	—	(h)	—	(h)	— (h)	156
(0.10)	(0.57)	(0.67)	8.64	(5.81)	—	—	(h)	—	(h)	— (h)	135
—	(0.81)	(0.81)	9.80	8.27	—	—	(h)	—	(h)	— (h)	117

$(0.03)	$—	$(0.03)	$7.67	1.90%	$67,725	1.25%		1.00%		0.92%	37%
(0.06)	(0.62)	(0.68)	7.56	5.41	53,747	1.51		1.00		0.93	73
(0.05)	(2.17)	(2.22)	7.87	(0.04)	22,952	1.61		1.00		0.46	130
(0.08)	(1.33)	(1.41)	9.92	32.73	36,186	2.00		1.00	(e)	0.75	156
(0.10)	(0.57)	(0.67)	8.65	(5.15)	27,340	1.32		1.00		1.08	135
(0.12)	(0.81)	(0.93)	9.75	9.06	28,806	1.14		1.00		1.10	117

$—	$—	$—	$29.98	7.84%	$7,849	2.41	(i)%	2.41	(i)%	3.53%	87%
—	(0.01)	(0.01)	27.80	5.07	6,605	2.21	(i)	2.21	(i)	2.04	160
—	—	—	26.47	5.88	342	3.81	(i)	3.81	(i)	(2.26)	111

$—	$—	$—	$30.11	7.88%	$62,601	2.29	(i)%	2.29	(i)%	3.65%	87%
—	(0.01)	(0.01)	27.91	5.28	69,782	2.12	(i)	2.12	(i)	1.52	160
—	—	—	26.52	6.08	26,082	3.11	(i)	3.11	(i)	(1.65)	111

See notes to financial statements.

STEWARD FUNDS

FINANCIAL HIGHLIGHTS

		Investment Operations:

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/ (Loss) from Investments		Total from Investment Operations
Steward Global Equity Income Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$28.82	$0.36	(d)	$(1.13)		$(0.77)
Year ended April 30, 2023	32.19	0.82	(d)	(1.76)		(0.94)
Year ended April 30, 2022	37.39	0.50	(d)	(0.39)		0.11
Year ended April 30, 2021	26.39	0.53	(d)	11.40		11.93
Year ended April 30, 2020	31.36	0.59	(d)	(3.16)		(2.57)
Year ended April 30, 2019	33.06	0.70	(d)	0.43		1.13
Class C
Six months ended October 31, 2023 (Unaudited)	$30.45	$0.26	(d)	$(1.26)		$(1.00)
Year ended April 30, 2023	33.94	0.62	(d)	(1.89)		(1.27)
Year ended April 30, 2022	39.17	0.23	(d)	(0.38)		(0.15)
Year ended April 30, 2021	27.65	0.32	(d)	11.92		12.24
Year ended April 30, 2020(e)	53.40	0.31	(d)	(23.63)		(23.32)
Year ended April 30, 2019(e)	80.20	0.70	(d)	(0.90	)(f)	(0.20)
Class R6
Six months ended October 31, 2023 (Unaudited)	$26.79	$0.39	(d)	$(1.02)		$(0.63)
Year ended April 30, 2023	30.09	0.86	(d)	(1.64)		(0.78)
Year ended April 30, 2022	35.30	0.61	(d)	(0.36)		0.25
Year ended April 30, 2021	25.00	0.62	(d)	10.79		11.41
Year ended April 30, 2020(e)	50.50	0.59	(d)	(23.57)		(22.98)
Year ended April 30, 2019(e)	79.90	2.10	(d)	(2.10	)(f)	—
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$28.86	$0.40	(d)	$(1.11)		$(0.71)
Year ended April 30, 2023	32.23	0.89	(d)	(1.76)		(0.87)
Year ended April 30, 2022	37.46	0.60	(d)	(0.40)		0.20
Year ended April 30, 2021	26.48	0.62	(d)	11.45		12.07
Year ended April 30, 2020	31.45	0.68	(d)	(3.16)		(2.48)
Year ended April 30, 2019	33.15	0.79	(d)	0.44		1.23
Steward International Enhanced Index Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$22.09	$0.20	(d)	$(1.08)		$(0.88)
Year ended April 30, 2023	21.97	0.62	(d)	0.11		0.73
Year ended April 30, 2022	24.85	0.52	(d)	(2.41)		(1.89)
Year ended April 30, 2021	17.59	0.37	(d)	7.65		8.02
Year ended April 30, 2020	22.01	0.46	(d)	(4.40)		(3.94)
Year ended April 30, 2019	23.01	0.53		(1.01)		(0.48)
Class C
Six months ended October 31, 2023 (Unaudited)	$17.86	$0.16	(d)	$(0.86)		$(0.70)
Year ended April 30, 2023	17.92	0.52	(d)	0.09		0.61
Year ended April 30, 2022	20.65	0.46	(d)	(2.14)		(1.68)
Year ended April 30, 2021	14.90	—	(d)(g)	6.48		6.48
Year ended April 30, 2020(e)	19.46	—	(d)(g)	(4.12)		(4.12)
Year ended April 30, 2019(e)	20.16	—	(g)	(0.70)		(0.70)
Class R6
Six months ended October 31, 2023 (Unaudited)	$18.31	$0.20	(d)	$(0.88)		$(0.68)
Year ended April 30, 2023	18.33	0.58	(d)	0.08		0.66
Year ended April 30, 2022	20.91	0.51	(d)	(2.02)		(1.51)
Year ended April 30, 2021	14.95	0.36	(d)	6.50		6.86
Year ended April 30, 2020(e)	19.42	0.37	(d)	(4.28)		(3.91)
Year ended April 30, 2019(e)	20.10	—	(g)	(0.68)		(0.68)
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$22.11	$0.24	(d)	$(1.08)		$(0.84)
Year ended April 30, 2023	21.98	0.67	(d)	0.12		0.79
Year ended April 30, 2022	24.87	0.58	(d)	(2.42)		(1.84)
Year ended April 30, 2021	17.66	0.40	(d)	7.70		8.10
Year ended April 30, 2020	22.08	0.53	(d)	(4.40)		(3.87)
Year ended April 30, 2019	23.09	0.59		(1.01)		(0.42)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(g)	Expressed as “—” as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.

See notes to financial statements.

Distributions:						Supplemental data and ratios:

Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.37)	$—	$(0.37)	$27.68	(2.74)%	$16,248	1.26%	2.48%	30%
(0.75)	(1.68)	(2.43)	28.82	(2.67)	18,217	1.26	2.77	53
(0.56)	(4.75)	(5.31)	32.19	(0.20)	19,325	1.23	1.36	73
(0.48)	(0.45)	(0.93)	37.39	45.81	47,363	1.26	1.71	67
(0.58)	(1.82)	(2.40)	26.39	(9.41)	52,326	1.21	1.91	48
(0.67)	(2.16)	(2.83)	31.36	4.61	72,351	0.97	2.18	28

$(0.28)	$—	$(0.28)	$29.17	(3.34)%	$890	2.02%	1.71%	30%
(0.54)	(1.68)	(2.22)	30.45	(3.51)	1,061	2.04	1.98	53
(0.33)	(4.75)	(5.08)	33.94	(0.88)	812	1.96	0.59	73
(0.27)	(0.45)	(0.72)	39.17	44.75	3,885	1.98	0.95	67
(0.61)	(1.82)	(2.43)	27.65	(10.12)	2,389	2.08	0.95	48
(5.00)	(21.60)	(26.60)	53.40	4.52	372	1.64	1.24	28

$(0.41)	$—	$(0.41)	$25.75	(2.43)%	$399	0.90%	2.86%	30%
(0.84)	(1.68)	(2.52)	26.79	(2.25)	315	0.91	3.10	53
(0.71)	(4.75)	(5.46)	30.09	0.15	309	0.90	1.79	73
(0.66)	(0.45)	(1.11)	35.30	46.35	239	0.87	2.03	67
(0.70)	(1.82)	(2.52)	25.00	(9.09)	121	0.90	1.72	48
(7.80)	(21.60)	(29.40)	50.50	5.04	6	0.61	2.75	28

$(0.40)	$—	$(0.40)	$27.75	(2.54)%	$320,458	1.00%	2.74%	30%
(0.82)	(1.68)	(2.50)	28.86	(2.42)	334,042	1.02	2.98	53
(0.68)	(4.75)	(5.43)	32.23	0.02	275,163	0.99	1.65	73
(0.64)	(0.45)	(1.09)	37.46	46.24	293,352	0.98	1.95	67
(0.67)	(1.82)	(2.49)	26.48	(9.09)	214,917	0.88	2.22	48
(0.77)	(2.16)	(2.93)	31.45	4.90	243,030	0.67	2.47	28

$—	$—	$—	$21.21	(3.98)%	$2,143	1.08%	1.79%	8%
(0.36)	(0.25)	(0.61)	22.09	3.55	4,058	1.04	2.94	18
(0.38)	(0.61)	(0.99)	21.97	(7.86)	5,159	0.99	2.08	14
(0.25)	(0.51)	(0.76)	24.85	46.20	8,721	1.00	1.81	14
(0.48)	—	(0.48)	17.59	(18.18)	28,007	1.06	2.20	15
(0.52)	—	(0.52)	22.01	(1.99)	29,734	1.01	2.43	10

$—	$—	$—	$17.16	(3.92)%	$4	1.12%	1.74%	8%
(0.42)	(0.25)	(0.67)	17.86	3.66	5	1.07	3.01	18
(0.44)	(0.61)	(1.05)	17.92	(8.42)	1	0.55	2.37	14
(0.22)	(0.51)	(0.73)	20.65	44.09	—	— (g)	— (g)	14
(0.44)	—	(0.44)	14.90	(19.85)	—	— (g)	— (g)	15
—	—	—	19.46	(3.47)	—	— (g)	— (g)	10

$—	$—	$—	$17.63	(3.71)%	$797	0.66%	2.12%	8%
(0.43)	(0.25)	(0.68)	18.31	3.92	548	0.67	3.29	18
(0.46)	(0.61)	(1.07)	18.33	(7.57)	606	0.66	2.45	14
(0.39)	(0.51)	(0.90)	20.91	46.71	635	0.64	1.98	14
(0.56)	—	(0.56)	14.95	(18.52)	475	0.68	2.14	15
—	—	—	19.42	(3.38)	—	— (g)	— (g)	10

$—	$—	$—	$21.27	(3.80)%	$205,389	0.77%	2.09%	8%
(0.41)	(0.25)	(0.66)	22.11	3.82	210,654	0.78	3.16	18
(0.44)	(0.61)	(1.05)	21.98	(7.67)	201,769	0.76	2.35	14
(0.38)	(0.51)	(0.89)	24.87	46.56	171,237	0.76	1.86	14
(0.55)	—	(0.55)	17.66	(17.87)	98,451	0.72	2.55	15
(0.59)	—	(0.59)	22.08	(1.74)	116,694	0.71	2.73	10

See notes to financial statements.

STEWARD FUNDS

FINANCIAL HIGHLIGHTS

		Investment Operations:

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/ (Loss) from Investments		Total from Investment Operations
Steward Large Cap Core Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$21.45	$0.05	(d)	$0.44		$0.49
Year ended April 30, 2023	21.54	0.15	(d)	(0.07	)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.05		(3.49)		(3.44)
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$21.50	$0.08	(d)	$0.44		$0.52
Year ended April 30, 2023	21.56	0.21	(d)	(0.07	)(e)	0.14
Period ended April 30, 2022(f)	25.00	0.07		(3.48)		(3.41)
Steward Large Cap Growth Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$20.63	$0.01	(d)	$1.29		$1.30
Year ended April 30, 2023	20.65	0.06	(d)	(0.03	)(e)	0.03
Period ended April 30, 2022(f)	25.00	—	(d)(g)	(4.34)		(4.34)
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$20.68	$0.04	(d)	$1.29		$1.33
Year ended April 30, 2023	20.68	0.11	(d)	(0.03	)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.02	(d)	(4.33)		(4.31)
Steward Large Cap Value Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$22.62	$0.17	(d)	$(0.50)		$(0.33)
Year ended April 30, 2023	22.89	0.30	(d)	(0.20)		0.10
Period ended April 30, 2022(f)	25.00	0.09		(2.15)		(2.06)
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$22.69	$0.20	(d)	$(0.51)		$(0.31)
Year ended April 30, 2023	22.92	0.37	(d)	(0.21)		0.16
Period ended April 30, 2022(f)	25.00	0.16		(2.19)		(2.03)
Steward Select Bond Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$22.20	$0.22	(d)	$(0.97)		$(0.75)
Year ended April 30, 2023	22.59	0.34	(d)	(0.40)		(0.06)
Year ended April 30, 2022	25.05	0.28		(2.46)		(2.18)
Year ended April 30, 2021	25.38	0.34	(d)	(0.33)		0.01
Year ended April 30, 2020	24.36	0.47	(d)	1.03		1.50
Year ended April 30, 2019	23.96	0.49		0.39		0.88
Class C
Six months ended October 31, 2023 (Unaudited)	$25.10	$0.15	(d)	$(1.10)		$(0.95)
Year ended April 30, 2023	25.62	0.24	(d)	(0.53)		(0.29)
Year ended April 30, 2022	28.38	0.06		(2.75)		(2.69)
Year ended April 30, 2021	28.84	0.24	(d)	(0.50)		(0.26)
Year ended April 30, 2020(h)	29.13	—	(d)(g)	0.12		0.12
Year ended April 30, 2019(h)	28.71	—	(g)	0.42		0.42
Class R6
Six months ended October 31, 2023 (Unaudited)	$24.69	$0.28	(d)	$(1.10)		$(0.82)
Year ended April 30, 2023	25.10	0.40	(d)	(0.42)		(0.02)
Year ended April 30, 2022	27.97	0.34		(2.86)		(2.52)
Year ended April 30, 2021	28.72	—	(d)(g)	(0.29)		(0.29)
Year ended April 30, 2020(h)	28.98	—	(d)(g)	0.31		0.31
Year ended April 30, 2019(h)	28.56	—	(g)	0.42		0.42
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$22.08	$0.25	(d)	$(0.97)		$(0.72)
Year ended April 30, 2023	22.45	0.38	(d)	(0.38)		—
Year ended April 30, 2022	24.90	0.32		(2.44)		(2.12)
Year ended April 30, 2021	25.28	0.39	(d)	(0.32)		0.07
Year ended April 30, 2020	24.25	0.55	(d)	1.03		1.58
Year ended April 30, 2019	23.85	0.55		0.40		0.95

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.
(g)	Expressed as “—” as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(h)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.

See notes to financial statements.

Distributions:						Supplemental data and ratios:

Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$—	$21.94	2.28%	$464	1.25%	1.00%	0.44%	48%
(0.17)	(0.17)	21.45	0.44	490	1.23	1.00	0.71	79
(0.02)	(0.02)	21.54	(13.81)	313	1.73	1.00	0.61	35
$—	$—	$22.02	2.42%	$79,831	0.96%	0.75%	0.69%	48%
(0.20)	(0.20)	21.50	0.67	78,358	0.99	0.75	1.00	79
(0.03)	(0.03)	21.56	(13.67)	69,487	0.89	0.75	0.68	35

$—	$—	$21.93	6.30%	$338	1.24%	1.00%	0.12%	31%
(0.05)	(0.05)	20.63	0.19	326	1.29	1.00	0.31	56
(0.01)	(0.01)	20.65	(17.38)	189	2.49	1.00	(0.12)	37
$—	$—	$22.01	6.43%	$81,275	0.96%	0.75%	0.35%	31%
(0.08)	(0.08)	20.68	0.41	74,556	1.04	0.75	0.55	56
(0.01)	(0.01)	20.68	(17.24)	42,789	0.99	0.75	0.15	37

$—	$—	$22.29	(1.46)%	$617	1.26%	1.00%	1.44%	52%
(0.37)	(0.37)	22.62	0.45	640	1.28	1.00	1.36	110
(0.05)	(0.05)	22.89	(8.27)	328	2.01	1.00	1.13	62
$—	$—	$22.38	(1.37)%	$65,952	0.99%	0.75%	1.68%	52%
(0.39)	(0.39)	22.69	0.71	62,625	1.03	0.75	1.64	110
(0.05)	(0.05)	22.92	(8.13)	60,314	0.91	0.75	1.55	62

$(0.21)	$(0.21)	$21.24	(3.42)%	$2,470	0.98%	0.98%	2.00%	5%
(0.33)	(0.33)	22.20	(0.22)	2,740	0.96	0.96	1.52	10
(0.28)	(0.28)	22.59	(8.79)	3,832	0.92	0.92	1.12	20
(0.34)	(0.34)	25.05	0.04	5,989	0.94	0.94	1.34	24
(0.48)	(0.48)	25.38	6.21	9,234	0.99	0.99	1.87	22
(0.48)	(0.48)	24.36	3.72	10,115	0.95	0.95	1.97	25

$(0.14)	$(0.14)	$24.01	(3.82)%	$135	1.76%	1.76%	1.23%	5%
(0.23)	(0.23)	25.10	(1.11)	129	1.73	1.73	0.95	10
(0.07)	(0.07)	25.62	(9.49)	4	1.83	1.83	0.22	20
(0.20)	(0.20)	28.38	(0.90)	5	1.12	1.12	0.85	24
(0.41)	(0.41)	28.84	2.08	—	— (g)	— (g)	— (g)	22
—	—	29.13	1.46	—	— (g)	— (g)	— (g)	25

$(0.23)	$(0.23)	$23.64	(3.32)%	$1	0.80%	0.80%	2.31%	5%
(0.39)	(0.39)	24.69	(0.04)	1	0.80	0.80	1.64	10
(0.35)	(0.35)	25.10	(9.11)	1	0.74	0.74	1.26	20
(0.46)	(0.46)	27.97	(1.04)	—	— (g)	— (g)	— (g)	24
(0.57)	(0.57)	28.72	3.34	—	— (g)	— (g)	— (g)	22
—	—	28.98	1.47	—	— (g)	— (g)	— (g)	25

$(0.23)	$(0.23)	$21.13	(3.29)%	$159,537	0.72%	0.72%	2.27%	5%
(0.37)	(0.37)	22.08	0.04	152,266	0.74	0.74	1.75	10
(0.33)	(0.33)	22.45	(8.62)	146,882	0.72	0.72	1.31	20
(0.45)	(0.45)	24.90	0.26	181,279	0.70	0.70	1.54	24
(0.55)	(0.55)	25.28	6.60	142,421	0.65	0.65	2.24	22
(0.55)	(0.55)	24.25	4.05	152,356	0.66	0.66	2.28	25

See notes to financial statements.

STEWARD FUNDS

FINANCIAL HIGHLIGHTS

		Investment Operations:

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/ (Loss) from Investments		Total from Investment Operations
Steward Small Cap Growth Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$17.07	$(0.04	)(d)	$(1.47)		$(1.51)
Year ended April 30, 2023	18.78	(0.13	)(d)	(1.58)		(1.71)
Period ended April 30, 2022(e)	25.00	(0.03)		(6.19)		(6.22)
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$17.13	$(0.02	)(d)	$(1.48)		$(1.50)
Year ended April 30, 2023	18.80	(0.09	)(d)	(1.58)		(1.67)
Period ended April 30, 2022(e)	25.00	(0.02)		(6.17)		(6.19)
Steward Values-Focused Large Cap Enhanced Index Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$27.19	$0.10	(d)	$0.07		$0.17
Year ended April 30, 2023	40.35	0.28	(d)	(0.77	)(f)	(0.49)
Year ended April 30, 2022	53.12	0.20	(d)	2.06		2.26
Year ended April 30, 2021	39.31	0.35	(d)	17.55		17.90
Year ended April 30, 2020	43.28	0.51	(d)	(3.41)		(2.90)
Year ended April 30, 2019	41.50	0.47		3.24		3.71
Class C
Six months ended October 31, 2023 (Unaudited)	$21.08	$(0.02	)(d)(g)	$0.07		$0.05
Year ended April 30, 2023	34.56	(0.01	)(d)(g)	(0.77	)(f)	(0.78)
Year ended April 30, 2022	47.63	(0.13	)(d)	2.00		1.87
Year ended April 30, 2021	35.97	—	(d)(h)	15.64		15.64
Year ended April 30, 2020(i)	43.70	—	(d)(h)	(6.69	)(f)	(6.69)
Year ended April 30, 2019(i)	48.95	—	(h)	2.30		2.30
Class R6
Six months ended October 31, 2023 (Unaudited)	$21.98	$0.12	(d)	$0.05		$0.17
Year ended April 30, 2023	35.13	0.32	(d)	(0.76	)(f)	(0.44)
Year ended April 30, 2022	47.97	0.36	(d)	2.02		2.38
Year ended April 30, 2021	35.83	0.51	(d)	15.92		16.43
Year ended April 30, 2020(i)	42.75	0.66	(d)	(6.40)		(5.74)
Year ended April 30, 2019(i)	48.80	0.20		2.30		2.50
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$27.11	$0.14	(d)	$0.06		$0.20
Year ended April 30, 2023	40.18	0.35	(d)	(0.73	)(f)	(0.38)
Year ended April 30, 2022	52.95	0.33	(d)	2.07		2.40
Year ended April 30, 2021	39.23	0.45	(d)	17.54		17.99
Year ended April 30, 2020	43.16	0.65	(d)	(3.42)		(2.77)
Year ended April 30, 2019	41.34	0.60		3.23		3.83

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(g)

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(h)	Expressed as “—” as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(i)	Effective March 9, 2020, the share class had a one-for-five reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-five stock split.

See notes to financial statements.

Distributions:						Supplemental data and ratios:

Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$—	$—	$15.56	(8.85)%	$153	1.86%	1.25%	(0.47)%	25%
—	—	—	17.07	(9.15)	170	1.81	1.25	(0.76)	27
—	—	—	18.78	(24.83)	167	2.88	1.25	(0.90)	25
$—	$—	$—	$15.63	(8.76)%	$23,315	1.57%	1.00%	(0.22)%	25%
—	—	—	17.13	(8.88)	24,810	1.57	1.00	(0.51)	27
(0.01)	—	(0.01)	18.80	(24.77)	31,154	1.31	1.00	(0.34)	25

$—	$—	$—	$27.36	0.62%	$8,908	0.85%	0.85%	0.73%	4%
(0.03)	(12.64)	(12.67)	27.19	1.41	9,708	0.84	0.84	0.84	8
(0.19)	(14.84)	(15.03)	40.35	1.19	11,640	0.84	0.84	0.38	35
(0.35)	(3.74)	(4.09)	53.12	47.01	28,751	0.82	0.82	0.75	32
(0.40)	(0.67)	(1.07)	39.31	(6.91)	39,094	0.84	0.84	1.18	32
(0.42)	(1.51)	(1.93)	43.28	9.78	41,401	0.80	0.80	1.09	27

$—	$—	$—	$21.13	0.24%	$42	1.64%	1.64%	(0.14)%	4%
(0.06)	(12.64)	(12.70)	21.08	0.68	36	1.67	1.67	(0.03)	8
(0.10)	(14.84)	(14.94)	34.56	0.43	3	1.54	1.54	(0.29)	35
(0.24)	(3.74)	(3.98)	47.63	44.88	—	— (h)	— (h)	— (h)	32
(0.37)	(0.67)	(1.04)	35.97	(9.02)	—	— (h)	— (h)	— (h)	32
—	(7.55)	(7.55)	43.70	8.13	—	— (h)	— (h)	— (h)	27

$—	$—	$—	$22.15	0.77%	$746	0.51%	0.51%	1.05%	4%
(0.07)	(12.64)	(12.71)	21.98	1.82	538	0.52	0.52	1.16	8
(0.38)	(14.84)	(15.22)	35.13	1.55	528	0.49	0.49	0.79	35
(0.55)	(3.74)	(4.29)	47.97	47.55	520	0.45	0.45	1.23	32
(0.51)	(0.67)	(1.18)	35.83	(6.63)	49,643	0.46	0.46	1.60	32
(1.00)	(7.55)	(8.55)	42.75	8.70	55,924	0.46	0.46	1.20	27

$—	$—	$—	$27.31	0.74%	$200,920	0.60%	0.60%	0.98%	4%
(0.05)	(12.64)	(12.69)	27.11	1.73	199,959	0.61	0.61	1.07	8
(0.33)	(14.84)	(15.17)	40.18	1.45	206,747	0.58	0.58	0.64	35
(0.53)	(3.74)	(4.27)	52.95	47.40	368,701	0.55	0.55	0.97	32
(0.49)	(0.67)	(1.16)	39.23	(6.61)	306,875	0.52	0.52	1.51	32
(0.50)	(1.51)	(2.01)	43.16	10.13	328,404	0.50	0.50	1.39	27

See notes to financial statements.

STEWARD FUNDS

FINANCIAL HIGHLIGHTS

		Investment Operations:

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Class A
Six months ended October 31, 2023 (Unaudited)	$10.97	$0.05	(d)	$(0.52)	$(0.47)
Year ended April 30, 2023	14.33	0.12	(d)	(0.39)	(0.27)
Year ended April 30, 2022	17.52	0.07		(0.99)	(0.92)
Year ended April 30, 2021	10.54	0.04	(d)	7.49	7.53
Year ended April 30, 2020	13.94	0.07	(d)	(2.91)	(2.84)
Year ended April 30, 2019	15.70	0.09		0.03 (e)	0.12
Class C
Six months ended October 31, 2023 (Unaudited)	$9.50	$0.04	(d)	$(0.45)	$(0.41)
Year ended April 30, 2023	12.88	0.10	(d)	(0.35)	(0.25)
Year ended April 30, 2022	16.14	0.04		(1.00)	(0.96)
Year ended April 30, 2021	9.84	—	(d)(f)	6.81	6.81
Year ended April 30, 2020(g)	13.64	—	(d)(f)	(3.27)	(3.27)
Year ended April 30, 2019(g)	17.52	—	(f)	(0.32)	(0.32)
Class R6
Six months ended October 31, 2023 (Unaudited)	$9.91	$0.06	(d)	$(0.47)	$(0.41)
Year ended April 30, 2023	13.26	0.15	(d)	(0.37)	(0.22)
Year ended April 30, 2022	16.37	0.13		(0.93)	(0.80)
Year ended April 30, 2021	9.87	0.08	(d)	7.01	7.09
Year ended April 30, 2020(g)	13.56	0.14	(d)	(3.24)	(3.10)
Year ended April 30, 2019(g)	17.48	—	(f)	(0.36)	(0.36)
Institutional Class
Six months ended October 31, 2023 (Unaudited)	$11.30	$0.06	(d)	$(0.54)	$(0.48)
Year ended April 30, 2023	14.67	0.15	(d)	(0.41)	(0.26)
Year ended April 30, 2022	17.87	0.12		(1.02)	(0.90)
Year ended April 30, 2021	10.74	0.07	(d)	7.65	7.72
Year ended April 30, 2020	14.19	0.11	(d)	(2.98)	(2.87)
Year ended April 30, 2019	15.93	0.13		0.04 (e)	0.17

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	Expressed as “—” as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(g)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.

See notes to financial statements.

Distributions:						Supplemental data and ratios:

Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (b)		Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)		Portfolio Turnover Rate(a)(c)

$—	$—	$—	$10.50	(4.28)%	$37,166	0.83%		0.91%		10%
(0.09)	(3.00)	(3.09)	10.97	(1.44)	41,713	0.83		0.79		20
(0.09)	(2.18)	(2.27)	14.33	(6.35)	47,599	0.80		0.39		33
(0.06)	(0.49)	(0.55)	17.52	72.56	64,997	0.78		0.31		36
(0.10)	(0.46)	(0.56)	10.54	(21.24)	50,646	0.81		0.58		28
(0.10)	(1.78)	(1.88)	13.94	3.18	71,719	0.81		0.56		33

$—	$—	$—	$9.09	(4.32)%	$32	0.81%		0.89%		10%
(0.13)	(3.00)	(3.13)	9.50	(1.44)	12	0.83		0.78		20
(0.12)	(2.18)	(2.30)	12.88	(7.20)	1	0.89		0.46		33
(0.01)	(0.50)	(0.51)	16.14	70.10	—	—	(f)	—	(f)	36
(0.07)	(0.46)	(0.53)	9.84	(22.17)	—	—	(f)	—	(f)	28
—	(3.56)	(3.56)	13.64	2.55	—	—	(f)	—	(f)	33

$—	$—	$—	$9.50	(4.14)%	$289	0.54%		1.19%		10%
(0.13)	(3.00)	(3.13)	9.91	(1.13)	311	0.54		1.08		20
(0.13)	(2.18)	(2.31)	13.26	(6.09)	402	0.53		0.67		33
(0.10)	(0.49)	(0.59)	16.37	73.12	125	0.47		0.52		36
(0.13)	(0.46)	(0.59)	9.87	(20.85)	46	0.50		1.11		28
—	(3.56)	(3.56)	13.56	2.27	3	—	(f)	—	(f)	33

$—	$—	$—	$10.82	(4.25)%	$120,806	0.65%		1.09%		10%
(0.11)	(3.00)	(3.11)	11.30	(1.28)	125,240	0.65		0.97		20
(0.12)	(2.18)	(2.30)	14.67	(6.15)	138,771	0.61		0.57		33
(0.09)	(0.50)	(0.59)	17.87	73.00	208,505	0.57		0.51		36
(0.12)	(0.46)	(0.58)	10.74	(21.05)	140,792	0.55		0.86		28
(0.13)	(1.78)	(1.91)	14.19	3.51	153,576	0.53		0.84		33

See notes to financial statements.

STEWARD FUNDS

NOTES TO FINANCIAL STATEMENTS — October 31, 2023 (Unaudited)

Note 1 — Organization:

Steward Funds, Inc. (“SFI”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. As of October 31, 2023, SFI is composed of eleven separate operational funds, each a series of SFI (each a “Fund” and collectively the “Funds”). The accompanying financial statements are presented for the following eleven Funds:

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Small Cap Growth Fund

Steward Values-Focused Large Cap Enhanced Index Fund

Steward Values-Focused Small-Mid Cap Enhanced Index Fund

Each Fund currently offers four classes of shares: “Class A”, “Class C”, “Class R6”, and “Institutional Class” (each a “Class” and collectively the “Classes”).* Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class has a different expense structure. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Classes. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

*Class C shares and Class R6 shares of the Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund are not currently available for purchase.

Note 2 — Investment Objectives and Strategies:

Steward Covered Call Income Fund seeks to provide dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market. The Fund invests primarily in common stocks of large capitalization U.S. companies, most of which pay dividends, with sufficient liquidity and option market interest to suggest that call options can readily be written on those securities. The Fund writes (sells) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large capitalization securities market.

Steward Equity Market Neutral Fund seeks to provide long-term capital appreciation independent of the U.S. equity market. The Fund invests primarily in long and short positions in equity securities of large capitalization companies.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in U.S. and non-U.S. dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (“DRs”) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in DRs or dual listed securities representing securities of companies located or domiciled outside of the United States and allocates selectively between securities of developed market companies and emerging market companies.

Steward Large Cap Core Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization companies.

Steward Large Cap Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization growth companies.

Steward Large Cap Value Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization value companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income securities, such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Small Cap Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of small capitalization growth companies.

Steward Values-Focused Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to match the weightings of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.

Steward Values-Focused Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to match the weightings of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.

In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

SFI follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ materially from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation: Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:

Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.

Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost.

If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to the Adviser’s valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of October 31, 2023:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$70,950,760	$—	$—	$70,950,760
Money Market Fund	696,214	—	—	696,214

Total Assets - Investments	$71,646,974	$—	$—	$71,646,974

Liabilities:
Other Financial Instruments^
Written Call Options	$(1,591,369)	$—	$—	$(1,591,369)

Total Liabilities - Other Financial Instruments	$(1,591,369)	$—	$—	$(1,591,369)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$64,604,167	$—	$—	$64,604,167
Money Market Fund	1,548,200	—	—	1,548,200

Total Assets - Investments	$66,152,367	$—	$—	$66,152,367

Liabilities:
Security Type
Common Stocks Sold Short*	$(64,234,552)	$—	$—	$(64,234,552)

Total Liabilities - Securities Sold Short	$(64,234,552)	$—	$—	$(64,234,552)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$339,767,267	$—	$—	$339,767,267
Money Market Fund	4,577,532	—	—	4,577,532

Total Assets - Investments	$344,344,799	$—	$—	$344,344,799

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$202,322,400	$—	$—	$202,322,400
Master Limited Partnerships*	405,007	—	—	405,007
Preferred Stocks*	3,154,702	—	—	3,154,702
Money Market Fund	2,042,959	—	—	2,042,959

Total Assets - Investments	$207,925,068	$—	$—	$207,925,068

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$80,212,530	$—	$—	$80,212,530
Money Market Fund	111,815	—	—	111,815

Total Assets - Investments	$80,324,345	$—	$—	$80,324,345

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$81,593,265	$—	$—	$81,593,265
Money Market Fund	167,413	—	—	167,413

Total Assets - Investments	$81,760,678	$—	$—	$81,760,678

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$66,491,393	$—	$—	$66,491,393
Money Market Fund	46,972	—	—	46,972

Total Assets - Investments	$66,538,365	$—	$—	$66,538,365

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$88,812,926	$—	$88,812,926
Municipal Bonds	—	4,557,033	—	4,557,033
U.S. Government Agencies	—	51,499,054	—	51,499,054
U.S. Government Agency Mortgage-Backed Obligations	—	6,044,500	—	6,044,500
U.S. Treasury Obligations	—	7,255,493	—	7,255,493
Money Market Fund	2,866,170	—	—	2,866,170

Total Assets - Investments	$2,866,170	$158,169,006	$—	$161,035,176

Steward Small Cap Growth Fund
Assets:
Security Type
Common Stocks*	$22,682,627	$—	$—	$22,682,627
Money Market Fund	820,427	—	—	820,427

Total Assets - Investments	$23,503,054	$—	$—	$23,503,054

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3		Total
Steward Values-Focused Large Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$208,583,594	$—	$—		$208,583,594
Rights*	—	—	—	**	—
Money Market Fund	2,145,082	—	—		2,145,082

Total Assets - Investments	$210,728,676	$—	$—		$210,728,676

Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$157,200,036	$—	$—		$157,200,036
Rights*	—	—	—	**	—
Money Market Fund	1,151,185	—	—		1,151,185

Total Assets - Investments	$158,351,221	$—	$—		$158,351,221

*	Please refer to the Schedule of Portfolio Investments to view investments and securities sold short.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

As of October 31, 2023, there were no significant Level 3 holdings for the Funds.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds’ investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, from Steward Equity Market Neutral Fund, Steward International Enhanced Index Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund, Steward Small Cap Growth Fund, Steward Values-Focused Large Cap Enhanced Index Fund and Steward Values-Focused Small-Mid Cap Enhanced Index Fund are declared and paid annually and dividends from net investment income, if any, from Steward Covered Call Income Fund, Steward Global Equity Income Fund and Steward Select Bond Fund are declared and paid quarterly. All net realized long-term or short-term capital gains, if any, are declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

The notional amount of written options outstanding at October 31, 2023 was $60,382,500. The monthly average notional amount for written options contracts for the period May 1, 2023 through October 31, 2023 was $55,395,286. The net rebates are recognized as a component of investment income on the Statements of Operations.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations, categorized by risk exposure, as of October 31, 2023, are:

		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value
Steward Covered Call Income Fund	Equity Risk Options Contracts	Written options at fair value	$(1,591,369)

		Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains on options transactions	Change in unrealized appreciation on options transactions
Steward Covered Call Income Fund	Equity Risk	$2,655,867	$808,463

Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities: Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Affiliated Securities Transactions: Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by Crossmark Global Investments. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, as described in the Portfolio Valuation Note above. During the period ended October 31, 2023, the Funds did not engage in any Rule 17a-7 transactions.

Short Sales: When Steward Equity Market Neutral Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

The Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. The Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

When-Issued Securities: Steward Select Bond Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however, the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

Note 4 — Investment Advisory and Other Agreements:

Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (“Crossmark Global Holdings”), serves as investment adviser to the Funds. Crossmark Global Investments provides investment advisory services to investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement between the Adviser and SFI, on behalf of the Funds. Crossmark Global Investments receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, Crossmark Global Investments has full discretion to manage the assets of the Funds in accordance with their investment objectives.

As compensation for its services as investment adviser, each Fund pays Crossmark Global Investments, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Fund, at the following annual rates:

Steward Covered Call Income Fund	Steward Large Cap Value Fund

— 0.625% of the first $1 billion	—0.50% of the first $1 billion

— 0.5625% of assets over $1 billion	—0.45% of the next $1 billion
—0.40% of assets over $2 billion

Steward Equity Market Neutral Fund	Steward Select Bond Fund

— 1.00% of the first $1 billion	—0.315% of the first $1 billion

— 0.90% of the next $1 billion	—0.2835% of assets over $1 billion

— 0.80% of assets over $2 billion

Steward Global Equity Income Fund	Steward Small Cap Growth Fund

— 0.625% of the first $1 billion	—0.75% of the first $1 billion

— 0.5625% of assets over $1 billion	—0.70% of the next $1 billion
—0.65% of assets over $2 billion

Steward International Enhanced Index Fund	Steward Values-Focused Large Cap Enhanced Index Fund

— 0.365% of the first $1 billion	—0.215% of the first $1 billion

— 0.3285% of assets over $1 billion	—0.1935% of assets over $1 billion

Steward Large Cap Core Fund	Steward Values-Focused Small-Mid Cap Enhanced Index Fund

— 0.50% of the first $1 billion	—0.215% of the first $1 billion

— 0.45% of the next $1 billion	—0.1935% of assets over $1 billion

— 0.40% of assets over $2 billion

Steward Large Cap Growth Fund

— 0.50% of the first $1 billion

— 0.45% of the next $1 billion

— 0.40% of assets over $2 billion

With respect to each Fund listed below, Crossmark Global Investments has entered into an expense limitation agreement. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by each Class of a Fund in any fiscal year exceed the expense limit for such Class of the Fund, such excess amount will be the liability of the Adviser. Brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and extraordinary expenses are excluded from the expense limitation agreement. The expense limitation agreement may be terminated by the Board at any time and will terminate automatically upon the termination of the Advisory Agreement. As of October 31, 2023, the contractual expense limitations were as follows:

	In effect through August 31, 2024
Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	1.25%	2.00%	1.00%	1.00%
Steward Equity Market Neutral Fund*	2.25%	N/A	N/A	2.00%
Steward Large Cap Core Fund*	1.00%	N/A	N/A	0.75%
Steward Large Cap Growth Fund*	1.00%	N/A	N/A	0.75%
Steward Large Cap Value Fund*	1.00%	N/A	N/A	0.75%
Steward Small Cap Growth Fund*	1.25%	N/A	N/A	1.00%

*	Class C and Class R6 shares of the Funds are not currently available for purchase.

Steward Covered Call Income Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund have agreed to repay fees and expenses that were contractually waived or reimbursed by the Adviser for a period up to three years following the date on which such waiver or reimbursement was made to the extent such repayments would not cause the ordinary operating expenses of a Class to exceed the expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment, whichever is lower. Any amounts repaid by the Fund and recouped by the Adviser during the year are reflected on the Statements of Operations as “Recoupment of prior expenses reimbursed by the Adviser.”

From time to time, the Adviser may voluntarily waive fees or reimburse expenses of a Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Adviser. For the period ended October 31, 2023, the Adviser did not voluntarily waive or reimburse expenses of a Fund.

As of October 31, 2023, the amounts subject to repayment by the Funds in subsequent years under the expense limitation agreement and for voluntary waivers or reimbursements subject to recoupment were as follows:

	Class A				Class C
	April 30,				April 30,
Fund	2024	2025	2026	2027	2024	2025	2026	2027
Steward Covered Call Income Fund	$109	$364	$2,729	$1,180	$2,370	$1,899	$3,132	$1,639
Steward Large Cap Core Fund	N/A	596	1,044	660	N/A	N/A	N/A	N/A
Steward Large Cap Growth Fund	N/A	523	791	413	N/A	N/A	N/A	N/A
Steward Large Cap Value Fund	N/A	554	1,428	851	N/A	N/A	N/A	N/A
Steward Small Cap Growth Fund	N/A	518	974	526	N/A	N/A	N/A	N/A

	Class R6				Institutional Class
	April 30,				April 30,
Fund	2024	2025	2026	2027	2024	2025	2026	2027
Steward Covered Call Income Fund	N/A	$6	$16	$10	$312,071	$171,448	$195,807	$78,166
Steward Large Cap Core Fund	N/A	N/A	N/A	N/A	N/A	43,204	171,201	85,841
Steward Large Cap Growth Fund	N/A	N/A	N/A	N/A	N/A	46,460	170,571	88,466
Steward Large Cap Value Fund	N/A	N/A	N/A	N/A	N/A	40,551	167,245	80,104
Steward Small Cap Growth Fund	N/A	N/A	N/A	N/A	N/A	44,376	140,161	72,066

Crossmark Global Investments serves as the administrator of the Funds. For its administration and compliance services, Crossmark Global Investments receives a monthly fee from each Fund calculated at the annual rate of 0.075% of the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.

Crossmark Distributors, Inc. (“Crossmark Distributors”) serves as the distributor of the Funds’ shares. Crossmark Distributors is an affiliate of Crossmark Global Investments, and both are wholly-owned subsidiaries of Crossmark Global Holdings.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund, out of assets attributable to Class A shares, to compensate Crossmark Distributors at an annual rate of 0.25% for its services in connection with the sale and distribution of Class A shares and for services to Class A shareholders. The Plan allows each Fund, out of assets attributable to Class C shares, to compensate Crossmark Distributors at an annual rate of 1.00% for its services in connection with the sale and distribution of Class C shares and for services to Class C shareholders. Because these fees are paid out of Class A and Class C assets on an ongoing basis over time these fees will increase the cost of your investment in Class A and Class C shares and may cost you more than paying other types of sales charges. Institutional Class and Class R6 shares are not subject to the Plan.

Each of the Funds has also adopted a Sub-Accounting Services Plan with respect to its Class A, Class C and Institutional Class shares, which provides that each Fund shall reimburse Crossmark Distributors out of the assets of the Fund attributable to the applicable Class for payments by Crossmark Distributors to certain third party providers that assist in the servicing of certain group accounts in which Fund shareholders of the applicable Class participate. For asset-based fee arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable Class of the Fund. For per-account arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to fees payable under the Service and Distribution Plan. Class R6 shares are not subject to the Sub-Accounting Services Plan.

Certain officers and directors of the Funds are also officers and/or directors of Crossmark Global Investments and/or Crossmark Distributors.

Foreside Fund Officer Services, LLC (“Foreside”) provides principal financial officer services to the Funds by making available a senior financial professional who serves as Treasurer of the Funds. Foreside receives a monthly fee from the Funds for the services provided and is also reimbursed by the Funds for certain out-of-pocket expenses.

The Northern Trust Company (“Northern Trust”) acts as fund accounting and sub-administration services provider for each Fund. Under the terms of the Fund Administration and Accounting Services Agreement, Northern Trust is paid annual class fees which shall apply to each additional class of shares of each Fund that has more than a single share class, and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.05% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.04% on the next $500 million of aggregate average daily net assets, and to 0.03% on the next $1 billion of aggregate average daily net assets, and to 0.02% on aggregate average daily net assets over $2 billion thereafter subject to certain minimums and additional fees. Northern Trust receives additional fees for sub-administration services and reimbursement of certain expenses. Northern Trust also serves as the Funds’ transfer agent and is paid annual class and per account fees.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2023, were as follows:

Fund	Purchases	Sales
Steward Covered Call Income Fund	$41,726,096	$24,785,718
Steward Equity Market Neutral Fund	117,484,296	127,631,759
Steward Global Equity Income Fund	111,398,949	106,162,110
Steward International Enhanced Index Fund	19,181,249	16,750,668
Steward Large Cap Core Fund	38,323,692	38,514,707
Steward Large Cap Growth Fund	27,254,698	24,975,458
Steward Large Cap Value Fund	40,043,706	35,183,619
Steward Select Bond Fund	6,481,305	3,289,448
Steward Small Cap Growth Fund	6,202,678	6,089,730
Steward Values-Focused Large Cap Enhanced Index Fund	9,268,542	10,817,613
Steward Values-Focused Small-Mid Cap Enhanced Index Fund	17,153,518	18,826,672

Purchases and sales of U.S. government securities for the period ended October 31, 2023, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$14,738,141	$4,195,367

Note 6 — Federal Income Tax Information:

As of October 31, 2023, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, including written call options and short positions, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Covered Call Income Fund	$77,936,732	$2,199,942	$(10,081,069)	$(7,881,127)
Steward Equity Market Neutral Fund	(5,717,358)	13,047,479	(5,412,306)	7,635,173
Steward Global Equity Income Fund	347,145,330	29,405,618	(32,206,149)	(2,800,531)
Steward International Enhanced Index Fund	220,480,364	16,530,710	(29,086,006)	(12,555,296)
Steward Large Cap Core Fund	80,558,341	4,023,226	(4,257,222)	(233,996)
Steward Large Cap Growth Fund	78,992,329	5,167,764	(2,399,415)	2,768,349
Steward Large Cap Value Fund	67,949,289	4,137,106	(5,548,030)	(1,410,924)
Steward Select Bond Fund	182,790,685	—	(21,755,509)	(21,755,509)
Steward Small Cap Growth Fund	30,732,028	1,540,530	(8,769,504)	(7,228,974)
Steward Values-Focused Large Cap Enhanced
Index Fund	198,100,209	33,402,080	(20,773,613)	12,628,467
Steward Values-Focused Small-Mid Cap Enhanced
Index Fund	167,895,056	23,704,024	(33,247,859)	(9,543,835)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2023, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Steward Covered Call Income Fund	$3,742,758	$220,208	$3,962,966
Steward Equity Market Neutral Fund	34,826	—	34,826
Steward Global Equity Income Fund	11,550,551	14,740,132	26,290,683
Steward International Enhanced Index Fund	3,575,277	2,169,041	5,744,318
Steward Large Cap Core Fund	666,206	—	666,206
Steward Large Cap Growth Fund	230,083	—	230,083
Steward Large Cap Value Fund	1,008,390	—	1,008,390
Steward Select Bond Fund	2,476,965	—	2,476,965
Steward Small Cap Growth Fund	—	—	—
Steward Values-Focused Large Cap Enhanced Index Fund	8,522,800	60,061,279	68,584,079
Steward Values-Focused Small-Mid Cap Enhanced Index Fund	5,175,140	32,079,954	37,255,094

In addition to the Ordinary and Capital Gains distribution, during the fiscal year ended April 30, 2023, the following Funds utilized equalization for tax purposes whereby a portion of redemption payments were treated as distributions as noted below:

Fund	Ordinary Income	Short-term Capital Gain	Long-term Capital Gain	Total Equalization
Steward Global Equity Income Fund	$586,181	$—	$—	$586,181
Steward International Enhanced Index Fund	212,527	—	—	212,527
Steward Values-Focused Large Cap Enhanced
Index Fund	177,613	—	326,575	504,188
Steward Values-Focused Small-Mid Cap Enhanced
Index Fund	36,761	24,888	631,708	693,357

As of the end of the fiscal year ended April 30, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Steward Covered Call Income Fund	$1,734,495	$31,576	$1,766,071	$(1,366)	$(4,800,007)	$(3,035,302)
Steward Equity Market Neutral Fund	1,449,533	71,699	1,521,232	—	2,306,687	3,827,919
Steward Global Equity Income Fund	1,633,703	—	1,633,703	(4,390,274)	12,772,063	10,015,492
Steward International Enhanced Index Fund	4,148,688	—	4,148,688	(1,377,690)	1,181,893	3,952,891
Steward Large Cap Core Fund	196,780	—	196,780	(9,535,850)	(39,292)	(9,378,362)
Steward Large Cap Growth Fund	93,895	—	93,895	(4,953,712)	(425,525)	(5,285,342)
Steward Large Cap Value Fund	258,182	—	258,182	(5,991,812)	270,880	(5,462,750)
Steward Select Bond Fund	430,979	—	430,979	(3,288,753)	(14,661,513)	(17,519,287)
Steward Small Cap Growth Fund	—	—	—	(4,351,638)	(6,806,340)	(11,157,978)
Steward Values-Focused Large Cap Enhanced Index Fund	2,032,152	3,736,509	5,768,661	—	13,650,550	19,419,211
Steward Values-Focused Small-Mid Cap Enhanced Index Fund	469,019	4,805,955	5,274,974	—	(570,970)	4,704,004

As of the end of the fiscal year ended April 30, 2023, the following Funds had capital loss carry forwards (“CLCFs”) as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF is offset.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Covered Call Income Fund	$—	$—	$—
Steward Equity Market Neutral Fund	—	—	—
Steward Global Equity Income Fund	—	—	—
Steward International Enhanced Index Fund	1,085,765	291,925	1,377,690
Steward Large Cap Core Fund	8,994,749	541,101	9,535,850
Steward Large Cap Growth Fund	4,225,189	728,523	4,953,712
Steward Large Cap Value Fund	5,748,412	243,400	5,991,812
Steward Select Bond Fund	116,206	3,172,547	3,288,753
Steward Small Cap Growth Fund	3,823,886	474,735	4,298,621
Steward Values-Focused Large Cap Enhanced Index Fund	—	—	—
Steward Values-Focused Small-Mid Cap Enhanced Index Fund	—	—	—

During the tax year ended April 30, 2023, the following Fund utilized capital loss carryforwards as follows:

Fund	Total
Steward Equity Market Neutral Fund	$301,309

Under the current tax law, capital/late year and ordinary losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:

Fund	Late-Year Ordinary Loss Deferred
Steward Global Equity Income Fund	$4,390,274
Steward Small Cap Growth Fund	53,017

Note 7 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2023, Assemblies of God Financial Services Group DBAAGFinancial, the parent company of Crossmark Global Holdings, through its subsidiary, Steward Financial Holdings, Inc., had effective voting control over SFI and each of the Funds, with the exception of Steward Equity Market Neutral Fund, Steward Global Equity Income Fund and Steward Values-Focused Small-Mid Cap Enhanced Index Fund. In addition, as of October 31, 2023, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership. The percentages below include shares over which Assemblies of God Financial Services Group DBA AGFinancial has voting control.

		Percent Owned
Steward Covered Call Income Fund	MSCS Financial Services, LLC	63%
Steward Covered Call Income Fund	National Financial Services LLC	33%

Steward Equity Market Neutral Fund	MSCS Financial Services, LLC	29%
Steward Equity Market Neutral Fund	National Financial Services LLC	15%

Steward Global Equity Income Fund	National Financial Services LLC	34%

Steward International Enhanced Index Fund	MSCS Financial Services, LLC	36%
Steward International Enhanced Index Fund	National Financial Services LLC	37%

Steward Large Cap Core Fund	MSCS Financial Services, LLC	54%
Steward Large Cap Core Fund	National Financial Services LLC	31%

Steward Large Cap Growth Fund	MSCS Financial Services, LLC	42%
Steward Large Cap Growth Fund	National Financial Services LLC	34%

Steward Large Cap Value Fund	MSCS Financial Services, LLC	71%
Steward Large Cap Value Fund	National Financial Services LLC	27%

Steward Select Bond Fund	MSCS Financial Services, LLC	65%
Steward Select Bond Fund	National Financial Services LLC	41%

Steward Small Cap Growth Fund	MSCS Financial Services, LLC	87%

Steward Values-Focused Large Cap Enhanced Index Fund	MSCS Financial Services, LLC	34%
Steward Values-Focused Large Cap Enhanced Index Fund	National Financial Services LLC	26%

Steward Values-Focused Small-Mid Cap Enhanced Index Fund	National Financial Services LLC	26%

Note 8 — Commitments and Contingencies

Under the Funds’ organizational documents, the Funds’ current and former officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers and other third parties that may provide for certain indemnifications. The Funds’ maximum exposure under these indemnification provisions is unknown and may include future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

Note 9 — Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.

At the December 7, 2023 meeting of the Board of Directors of Steward Funds, Inc. (the “Board”), the Board approved a change in the distribution policy for Steward Covered Call Income Fund (the “Fund”). Effective January 1, 2024, the Fund will begin paying a monthly dividend which may consist of net investment income and/or short-term capital gains.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-888-845-6910, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Portfolio holdings information included with Form N-PORT for the third month of each relevant fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.

Board Considerations Regarding Approval of Investment Advisory Agreement

The Board of Directors (the “Board”) of Steward Funds, Inc. (“SFI”), including the Independent Directors, approved the renewal of the Investment Advisory Agreement (the “Agreement”) with Crossmark Global Investments, Inc. (the “Adviser” and together with its affiliates, “Crossmark”), on behalf of the following series of SFI (each a “Fund” and collectively, the “Funds”):

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Small Cap Growth Fund

Steward Values-Focused Large Cap Enhanced Index Fund

Steward Values-Focused Small-Mid Cap Enhanced Index Fund

The Board approved the renewal of the Agreement for each Fund at a meeting held on May 24, 2023 (the “Meeting”). The Board determined for each Fund that the renewal of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided by the Adviser and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In advance of and during the Meeting, the Board, including the Independent Directors, reviewed materials provided by Crossmark that, among other things, outlined: the investment advisory, administration, compliance and other services provided by Crossmark to each Fund (including the relevant personnel responsible for these services and their experience); performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source; the advisory fee rate schedule payable by each Fund as compared to fees payable by a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge; the expense ratios compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses incurred in providing services to each Fund and the potential for the Adviser to realize economies of scale, if any; profitability and other financial data for Crossmark; and any other benefits to Crossmark from the Adviser’s relationship with the Funds.

In considering the renewal of the Agreement for each Fund, the Independent Directors met with SFI counsel independent of management and of the interested Directors to review and discuss the materials received from Crossmark. The Board asked questions and applied its business judgment to determine whether the arrangement between SFI and the Adviser continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided and all considered with respect to the Agreement, the Board had received sufficient information to renew the Agreement for each Fund. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Adviser manages the Fund and knowing the Fund’s advisory fee rate and other expenses.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Adviser to each Fund under the Agreement. The Board considered that the Adviser is responsible for investment advice, portfolio management, including the implementation of each Fund’s values-based screening policies, and brokerage allocation, among other services under the Agreement. The Board also noted that the Adviser provides administration and compliance services, including maintaining the Funds’ compliance program, under a separate Administration Agreement. The Board considered the background and experience of the Crossmark employees responsible for providing the investment advisory, values-based screening, administration, legal, compliance and other services to the Funds.

At the Meeting, the Board discussed each Fund’s performance. The Board noted that, at each quarterly Board meeting, it receives performance reporting for each Fund from the Adviser and also meets with senior personnel from the Adviser’s investment management team to discuss each Fund’s performance. The Board considered each Fund’s investment performance over the one-, three-, five- and ten-year periods ended February 28, 2023, as applicable, and considered each Fund’s performance compared to the performance of relevant benchmark index(es) and its Performance Universe. The Board took into account that the Adviser, in implementing the Funds’ investment strategies, applies the Funds’ values-based screens and considered that it receives information from the Adviser throughout the year regarding the impact of the values-based screens on the Funds’ performance. In addition, the Board considered the Adviser’s discussion of instances of relative outperformance and underperformance and its outlook for the applicable Funds in light of any such underperformance.

In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to each Fund by the Adviser under the Agreement have been and are expected to remain satisfactory and that the Adviser has managed each Fund consistent with its investment objective, policies and restrictions.

Fees and Expenses. The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Groups. The Board noted that, with respect to comparing each Fund’s advisory fee rate under the Agreement to the advisory fee rates of the peer funds in its Expense Group, Broadridge included the fee rate for administration and compliance services provided under the Administration Agreement in the advisory fee rate for each Fund. Based on the information provided, the Board noted that each Fund’s advisory fee rate was within a reasonable range of its Expense Group median. With respect to the Expense Groups, the Board, at the Meeting, discussed with the Adviser limitations in creating peer groups for the Funds and considered alternative peer groups for certain Funds provided by the Adviser for purposes of fee and expense comparisons. The Board also considered information provided by the Adviser regarding advisory fee rates charged to other Adviser clients, managed through different structures and forms but with similar investment objectives and policies as the Funds, noting the Adviser’s discussion of the differences in services and asset flows, as well as legal, compliance and operational resources and risks, associated with sponsoring and managing the Funds as compared to such other clients, among other differences identified by the Adviser that limit the comparability of the fees charged to such other clients. For each of Steward Covered Call Income Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund, the Board considered that the Adviser had contractually agreed to waive fees and/or reimburse expenses through at least August 31, 2024 to limit total annual operating expenses for the Fund, subject to the ability to recapture previously waived fees and/or reimbursed expenses under certain circumstances for a three-year period. Based on the information provided and all considered, the Board concluded that the advisory fee rate schedule for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Adviser to each Fund under the Agreement.

Profitability. The Board received the financial statements of Crossmark and information regarding the estimated profitability to Crossmark under the Agreement for each Fund. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided and all considered, the Adviser’s profitability level for the Funds was not unreasonable.

Economies of Scale. The Board considered whether there are any potential economies of scale with respect to the management of each Fund under the Agreement and whether each Fund may benefit from any economies of scale under the Agreement. The Board noted the Adviser’s statement that it anticipates its expenses will increase during the next twelve months as it seeks to hire additional personnel. The Board noted that each Fund’s advisory fee rate schedule includes breakpoints that offer reasonable economies of scale that may benefit the Fund if and as assets grow. Based upon the information provided and all considered, the Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may exist in the management of the Fund at current asset levels and reasonably foreseeable future asset levels.

Other Benefits to the Adviser and Its Affiliates. The Board considered the character and amount of other benefits, incidental or otherwise, received by Crossmark as a result of the Adviser’s relationship with the Funds. The Board noted that Crossmark Distributors, Inc. (“Crossmark Distributors”), an affiliate of the Adviser, serves as SFI’s principal underwriter and distributor. The Board also noted that, under the Administration Agreement, the Adviser provides administration and compliance services to the Funds. The Board considered payments under the Funds’ Rule 12b-1 plan to Crossmark Distributors for distribution services as well as payments to the Adviser for administration and compliance services under the Administration Agreement. In addition, the Board considered benefits to the Adviser related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker-dealers. The Board considered these other benefits in reaching its conclusion that each Fund’s advisory fee rate schedule under the Agreement is reasonable.

Conclusion. Based upon the information provided and all considered and the conclusions reached, the Board, including the Independent Directors, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that continuation of the Agreement for each Fund is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Steward Funds, Inc. (“SFI”) and its series (each a “Fund” and collectively, the “Funds”) have adopted and implemented a written liquidity risk management program (the “Program”) reasonably designed to assess and manage the Funds’ liquidity risk (i.e., the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Program takes into consideration, as applicable, each Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, short- and long-term cash flow projections under both normal and reasonably foreseeable stressed conditions, cash and cash equivalent holdings, and available borrowing arrangements and other funding sources. The Board of Directors of SFI (the “Board”) has appointed James Jacoby, an officer of SFI, as the person designated to administer the Program (the “Administrator”). In addition, SFI and the Funds reserve the right to engage in redemptions in kind and, as required by Rule 22e-4 and the Program, have adopted policies and procedures regarding how and when the Funds will engage in redemptions in kind.

Pursuant to the Program, the Administrator classifies the liquidity of each Fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. On a monthly basis, the Administrator receives and reviews a liquidity assessment for each portfolio investment from a third-party provider and determines the investment’s liquidity classification, considering relevant market, trading and investment-specific factors, including reasonably anticipated trade sizes. The Administrator is also responsible for determining whether to establish a highly liquid investment minimum (“HLIM”) for a Fund and periodically reviewing any such HLIM, as well as monitoring each Fund’s portfolio investments classified as illiquid investments to seek to ensure they do not exceed 15% of the Fund’s net assets.

At the May 24, 2023 Board meeting, as required by Rule 22e-4 and the Program, the Administrator provided the Board with a written report prepared by the Administrator that addressed the operation of the Program during the preceding fiscal year and assessed the Program’s adequacy and effectiveness of its implementation during this period, including the operation of any HLIM, and any material changes to the Program.

As stated in the written report, during this period, the Administrator did not establish an HLIM for any Fund as each Fund primarily held assets that are highly liquid investments; no Fund breached the 15% limitation on illiquid investments; the Funds did not experience any issues meeting redemptions; and the Funds did not effect any redemptions in kind. In addition, the Administrator reported that the investment strategies utilized by the Funds do not involve holding concentrated portfolios or large positions in particular issuers or the use of derivatives (other than covered call options written by Steward Covered Call Income Fund and short sale borrowings by Steward Equity Market Neutral Fund); the Funds do not use borrowings for investment purposes (other than short sale borrowings by Steward Equity Market Neutral Fund); and the Funds do not maintain or utilize a credit facility to meet redemptions given the liquidity of their portfolios. The Administrator also advised that no material changes were made to the Program during this period and that no changes were recommended.

The Administrator concluded that each Fund’s liquidity risk is acceptable; each Fund’s investment strategy is appropriate for an open-end fund; and the Program functioned adequately and effectively during this period.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Funds, you may incur transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on the lesser of the purchase price or redemption proceeds of Class C shares. You will also incur ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Expenses Paid During Period 5/1/23 – 10/31/23*	Expense Ratio During Period 5/1/23 – 10/31/23**
Steward Covered Call Income Fund
Class A	$1,000.00	$1,017.10	$6.34	1.25%
Class C	1,000.00	1,013.10	10.12	2.00%
Class R6	1,000.00	1,020.70	4.81	0.95%
Institutional Class	1,000.00	1,019.00	5.08	1.00%

Steward Equity Market Neutral Fund
Class A	1,000.00	1,078.40	8.62	1.65%
Institutional Class	1,000.00	1,078.80	7.99	1.53%

Steward Global Equity Income Fund
Class A	1,000.00	972.60	6.25	1.26%
Class C	1,000.00	966.60	9.99	2.02%
Class R6	1,000.00	975.70	4.46	0.90%
Institutional Class	1,000.00	974.60	4.96	1.00%

Steward International Enhanced Index Fund
Class A	1,000.00	960.20	5.32	1.08%
Class C	1,000.00	960.80	5.53	1.12%
Class R6	1,000.00	962.90	3.27	0.66%
Institutional Class	1,000.00	962.00	3.82	0.77%

Steward Large Cap Core Fund
Class A	1,000.00	1,022.80	5.08	1.00%
Institutional Class	1,000.00	1,024.20	3.82	0.75%

Steward Large Cap Growth Fund
Class A	1,000.00	1,063.00	5.19	1.00%
Institutional Class	1,000.00	1,064.30	3.89	0.75%

Steward Large Cap Value Fund
Class A	1,000.00	985.40	4.99	1.00%
Institutional Class	1,000.00	986.30	3.74	0.75%

Steward Select Bond Fund
Class A	1,000.00	965.80	4.86	0.98%
Class C	1,000.00	961.80	8.67	1.76%
Class R6	1,000.00	966.80	3.97	0.80%
Institutional Class	1,000.00	967.10	3.56	0.72%

Steward Small Cap Growth Fund
Class A	1,000.00	911.50	6.01	1.25%
Institutional Class	1,000.00	912.40	4.81	1.00%

Steward Values-Focused Large Cap Enhanced Index Fund
Class A	1,000.00	1,006.20	4.26	0.85%
Class C	1,000.00	1,002.40	8.25	1.64%
Class R6	1,000.00	1,007.70	2.55	0.51%
Institutional Class	1,000.00	1,007.40	3.04	0.60%

EXPENSE EXAMPLES (Unaudited)

Fund	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Expenses Paid During Period 5/1/23 – 10/31/23*	Expense Ratio During Period 5/1/23 – 10/31/23**
Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Class A	$1,000.00	$957.20	$4.10	0.83%
Class C	1,000.00	956.80	4.00	0.81%
Class R6	1,000.00	958.60	2.67	0.54%
Institutional Class	1,000.00	957.50	3.21	0.65%

*	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

**

The expense ratio for each class of the following Funds reflects an expense limitation: Steward Covered Call Income Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. See Note 4 in the Notes to Financial Statements.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Transactional costs, if any, such as sales charges (front or back end loads) or exchange fees, are not shown in the table. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.

Fund	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Expenses Paid During Period 5/1/23 – 10/31/23*	Expense Ratio During Period 5/1/23 – 10/31/23**
Steward Covered Call Income Fund
Class A	$1,000.00	$1,018.85	$6.34	1.25%
Class C	1,000.00	1,015.08	10.13	2.00%
Class R6	1,000.00	1,020.37	4.81	0.95%
Institutional Class	1,000.00	1,020.11	5.08	1.00%

Steward Equity Market Neutral Fund
Class A	1,000.00	1,016.84	8.37	1.65%
Institutional Class	1,000.00	1,017.45	7.76	1.53%

Steward Global Equity Income Fund
Class A	1,000.00	1,018.80	6.39	1.26%
Class C	1,000.00	1,014.98	10.24	2.02%
Class R6	1,000.00	1,020.62	4.57	0.90%
Institutional Class	1,000.00	1,020.11	5.08	1.00%

Steward International Enhanced Index Fund
Class A	1,000.00	1,019.70	5.49	1.08%
Class C	1,000.00	1,019.50	5.69	1.12%
Class R6	1,000.00	1,021.80	3.37	0.66%
Institutional Class	1,000.00	1,021.24	3.94	0.77%

Steward Large Cap Core Fund
Class A	1,000.00	1,020.11	5.08	1.00%
Institutional Class	1,000.00	1,021.37	3.81	0.75%

Steward Large Cap Growth Fund
Class A	1,000.00	1,020.11	5.08	1.00%
Institutional Class	1,000.00	1,021.37	3.81	0.75%

Steward Large Cap Value Fund
Class A	1,000.00	1,020.11	5.08	1.00%
Institutional Class	1,000.00	1,021.37	3.81	0.75%

Steward Select Bond Fund
Class A	1,000.00	1,020.19	5.00	0.98%
Class C	1,000.00	1,016.30	8.91	1.76%
Class R6	1,000.00	1,021.10	4.08	0.80%
Institutional Class	1,000.00	1,021.51	3.66	0.72%

Steward Small Cap Growth Fund
Class A	1,000.00	1,018.85	6.34	1.25%
Institutional Class	1,000.00	1,020.11	5.08	1.00%

Steward Values-Focused Large Cap Enhanced Index Fund
Class A	1,000.00	1,020.89	4.29	0.85%
Class C	1,000.00	1,016.90	8.31	1.64%
Class R6	1,000.00	1,022.59	2.57	0.51%
Institutional Class	1,000.00	1,022.10	3.07	0.60%

Steward Values-Focused Small-Mid Cap Enhanced
Index Fund
Class A	1,000.00	1,020.95	4.23	0.83%
Class C	1,000.00	1,021.05	4.13	0.81%
Class R6	1,000.00	1,022.41	2.76	0.54%
Institutional Class	1,000.00	1,021.85	3.32	0.65%

*	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

**

The expense ratio for each class of the following Funds reflects an expense limitation: Steward Covered Call Income Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. See Note 4 in the Notes to Financial Statements.

Visit us online at:

crossmarkglobal.com

STEWARD FUNDS

SEMI-ANNUAL REPORT

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Small Cap Growth Fund

Steward Values-Focused Large Cap Enhanced Index Fund

Steward Values-Focused Small-Mid Cap Enhanced Index Fund

Distributed by: Crossmark Distributors, Inc. 15375 Memorial Dr, Suite 200 Houston, TX 77079 888-845-6910 stewardfunds@crossmarkglobal.com
For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a)	The schedules of investments are included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

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Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable for the reporting period.

(a) (2)	Certifications for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a) (3)	Not applicable.

(a) (4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Steward Funds, Inc.

By:	/s/ Michael L. Kern, III
Michael L. Kern, III
President
(Principal Executive Officer)

Date: December 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael L. Kern, III
Michael L. Kern, III
President
(Principal Executive Officer)

Date: December 28, 2023

By:	/s/ Monique D. Labbe
Monique D. Labbe
Treasurer
(Principal Financial Officer)

Date: December 28, 2023

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